Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ESB FINANCIAL CORP
Entity Central Index Key	0000872835
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 170.3
Entity Common Stock, Shares Outstanding		14,665,045

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash on hand and in banks	$ 5,664	$ 4,720
Interest-bearing Deposits in Banks and Other Financial Institutions	9,400	34,128
Interest-earning deposits	9,400	34,128
Cash and cash equivalents	15,064	38,848
Securities available for sale; cost of $1,065,447 and $1,091,497	1,110,776	1,130,116
Loans receivable, net of allowance for loan losses of $6,709 and $6,537	672,086	648,921
Accrued interest receivable	8,068	9,227
Federal Home Loan Bank (FHLB) stock	15,077	21,256
Premises and equipment, net	14,286	15,071
Real estate acquired through foreclosure, net	2,441	3,883
Real estate held for investment	9,968	15,268
Goodwill	41,599	41,599
Intangible assets	302	554
Bank owned life insurance	30,025	30,802
Securities receivable	1,277	1,148
Prepaid expenses and other assets	6,645	8,098
Total assets	1,927,614	1,964,791
Liabilities:
Deposits	1,178,057	1,156,410
FHLB advances	213,232	207,355
Repurchase agreements	268,000	343,000
Other borrowings	3,324	10,212
Junior subordinated notes	46,393	46,393
Advance payments by borrowers for taxes and insurance	2,619	2,519
Accounts payable for land development	2,033	2,634
Accrued expenses and other liabilities	19,156	17,193
Total liabilities	1,732,814	1,785,716
Stockholders' Equity:
Preferred stock, $.01 par value, 5,000,000 shares authorized: none issued
Common stock, $.01 par value, 30,000,000 shares authorized; 16,278,045 and 16,278,045 shares issued; 14,666,945 and 14,600,871 shares outstanding	163	163
Additional paid-in capital	103,346	102,667
Treasury stock, at cost; 1,611,100 and 1,677,174 shares	(18,847)	(19,537)
Unearned Employee Stock Ownership Plan (ESOP) shares	(3,132)	(4,184)
Retained earnings	89,065	80,231
Accumulated other comprehensive income, net	25,103	20,904
Total ESB Financial Corporation's stockholders' equity	195,698	180,244
Noncontrolling interest	(898)	(1,169)
Total stockholders' equity	194,800	179,075
Total liabilities and stockholders' equity	$ 1,927,614	$ 1,964,791

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Condition [Abstract]
Securities available for sale; cost	$ 1,065,447	$ 1,091,497
Loans receivable, allowance for loan losses	$ 6,709	$ 6,537
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	16,278,045	16,278,045
Common stock, shares outstanding	14,666,945	14,600,871
Treasury stock, shares	1,611,100	1,677,174

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income:
Loans receivable, including fees	$ 33,274		$ 34,805		$ 37,467
Taxable securities available for sale	32,515		37,954		41,448
Tax-exempt securities available for sale	6,616		6,415		5,933
FHLB stock	51
Interest-earning deposits and federal funds sold	56		53		16
Total interest income	72,512		79,227		84,864
Interest expense:
Deposits	9,325		11,954		14,270
FHLB advances, repurchase agreements and other borrowings	17,620		20,753		25,168
Junior subordinated notes	2,455		2,433		2,459
Total interest expense	29,400		35,140		41,897
Net interest income	43,112		44,087		42,967
Provision for loan losses	1,100		1,130		1,404
Net interest income after provision for loan losses	42,012		42,957		41,563
Noninterest income:
Fees and service charges	3,375		3,524		3,894
Net (loss) gain on sale of loans	(1)		6		40
Increase of cash surrender value of bank owned life insurance	609		704		717
Net realized gain on securities available for sale	746		937
Impairment losses on investment securities
Total other-than-temporary impairment losses	(406)		(995)		(1,839)
Portion of loss recognized in other comprehensive income before taxes	375		548		600
Net impairment losses on investment securities	(31)		(447)		(1,239)
Net realized loss on derivatives	(550)		(2,005)		(711)
Income from real estate joint ventures	2,365		881		1,122
Other	811		706		644
Total noninterest income	7,324		4,306		4,467
Noninterest expense:
Compensation and employee benefits	17,514		16,327		15,541
Premises and equipment	2,972		2,670		2,719
Federal deposit insurance premiums	1,451		1,281		1,900
Data processing	2,396		2,312		2,151
Amortization of intangible assets	251		332		413
Advertising	613		612		608
Other	5,081		4,528		4,481
Total noninterest expense	30,278		28,062		27,813
Income before provision for income taxes	19,058		19,201		18,217
Provision for income taxes	3,236		3,380		3,553
Net income before noncontrolling interest	15,822		15,821		14,664
Less: net income attributable to noncontrolling interest	919		911		433
Net income attributable to ESB Financial Corporation	$ 14,903		$ 14,910		$ 14,231
Net income per share:
Basic	$ 1.04	[1]	$ 1.03	[1]	$ 0.99	[1]
Diluted	$ 1.03	[1]	$ 1.02	[1]	$ 0.98	[1]
Cash dividends declared per share	$ 0.4	[1]	$ 0.38	[1]	$ 0.33	[1]
Weighted average shares outstanding	14,346,024	[1]	14,438,543	[1]	14,385,262	[1]
Weighted average shares and share equivalents outstanding	14,469,062	[1]	14,555,150	[1]	14,483,905	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 to reflect a six-for five stock split paid on May 16, 2011.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net Income before noncontrolling interest	$ 15,822	$ 15,821	$ 14,664
Securities available for sale other-than-temporarily impaired:
Total losses	(406)	(995)	(1,839)
Losses recognized in earnings	31	447	1,239
Losses recognized in comprehensive income	(375)	(548)	(600)
Income tax effect	131	192	204
Unrealized holding losses on other-than-temporarily impaired securities available for sale, net of tax	(244)	(356)	(396)
Securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the period	7,832	12,728	(7,614)
Income tax effect	(2,741)	(4,455)	2,589
Gains arising during the year, net of tax	5,091	8,273	(5,025)
(Gains) losses recognized in earnings	(746)	(937)
Income tax effect	261	328
Gains recognized in earnings, net of tax	(485)	(609)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax	4,606	7,664	(5,025)
Unrealized holding gain (loss) on securities, net	4,362	7,308	(5,421)
Pension and Postretirement Amortization	155	183	185
Income tax effect	(54)	(64)	(63)
Pension and Postretirement Amortization, net of tax	101	119	122
Adjustment to minimum pension liability of the SERP and DRP plan	(195)	(226)	2
Income tax effect	68	79	(1)
Minimum pension liability, net of tax	(127)	(147)	1
Fair value adjustment on derivatives	(211)	(2,631)	(3,070)
Income tax effect	74	921	1,044
Fair value adjustment on derivatives	(137)	(1,710)	(2,026)
Other comprehensive income (loss)	4,199	5,570	(7,324)
Net comprehensive income before noncontrolling interest	20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	919	911	433
Net comprehensive income attributable to ESB Financial Corporation	$ 19,102	$ 20,480	$ 6,907

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Treasury stock	Unearned ESOP shares	Retained earnings	Accumulated other comprehensive income (loss), net of tax	Noncontrolling Interest
Beginning balance at Dec. 31, 2009	$ 164,752	$ 138	$ 101,571	$ (20,302)	$ (814)	$ 61,660	$ 22,658	$ (159)
Net income	14,664					14,231		433
Other comprehensive results, net	(7,324)						(7,324)
Cash dividends at $0.33 per share in 2010, $0.38 per share in 2011 and $0.40 per share in 2012 respectively	(4,793)					(4,793)
Purchase of treasury stock, at cost 80,142 shares in 2010, 355,580 shares in 2011 and 40,316 shares in 2012 respectively	(1,143)			(1,143)
Reissuance of treasury stock for stock option exercises 77,529 shares in 2010 121, 979 shares in 2011 and 106,390 shares in 2012 respectively	540			1,033		(493)
Compensation expense on ESOP	1,197		383		814
Additional ESOP shares purchased	(189)		(189)
Tax effect of compensatory stock options	74		74
Effect of compensation expense for stock options	355		355
Capital disbursement for noncontrolling interest	(815)							(815)
Accrued compensation expense MRP	35		35
Ending balance at Dec. 31, 2010	167,353	138	102,229	(20,412)		70,605	15,334	(541)
Net income	15,821					14,910		911
Other comprehensive results, net	5,570						5,570
Cash dividends at $0.33 per share in 2010, $0.38 per share in 2011 and $0.40 per share in 2012 respectively	(5,521)					(5,521)
Six for five stock split, payment in lieu of fractional shares	(8)	25	(33)
Purchase of treasury stock, at cost 80,142 shares in 2010, 355,580 shares in 2011 and 40,316 shares in 2012 respectively	(4,754)			(4,754)
Reissuance of treasury stock for stock option exercises 77,529 shares in 2010 121, 979 shares in 2011 and 106,390 shares in 2012 respectively	777			1,389		(612)
Compensation expense on ESOP	1,309		493		816
Additional ESOP shares purchased	(504)		(504)
Tax effect of compensatory stock options	55		55
Effect of compensation expense for stock options	380		380
Purchase of treasury stock for ESOP shares				4,151	(5,000)	849
Unvested shares in MRP	136		47	89
Capital disbursement for noncontrolling interest	(1,539)							(1,539)
Ending balance at Dec. 31, 2011	179,075	163	102,667	(19,537)	(4,184)	80,231	20,904	(1,169)
Net income	15,822					14,903		919
Other comprehensive results, net	4,199						4,199
Cash dividends at $0.33 per share in 2010, $0.38 per share in 2011 and $0.40 per share in 2012 respectively	(5,737)					(5,737)
Purchase of treasury stock, at cost 80,142 shares in 2010, 355,580 shares in 2011 and 40,316 shares in 2012 respectively	(541)			(541)
Reissuance of treasury stock for stock option exercises 77,529 shares in 2010 121, 979 shares in 2011 and 106,390 shares in 2012 respectively	746			1,078		(332)
Compensation expense on ESOP	1,432		380		1,052
Additional ESOP shares purchased	(329)		(329)
Tax effect of compensatory stock options	48		48
Effect of compensation expense for stock options	563		563
Unvested shares in MRP	170		17	153
Capital disbursement for noncontrolling interest	(648)							(648)
Ending balance at Dec. 31, 2012	$ 194,800	$ 163	$ 103,346	$ (18,847)	$ (3,132)	$ 89,065	$ 25,103	$ (898)

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share	$ 0.4	$ 0.38	$ 0.33
Purchase of treasury stock, shares	40,316	355,580	80,142
Reissuance of treasury stock for stock option exercises, shares	106,390	121,979	77,529
Treasury stock
Purchase of treasury stock, shares	40,316	355,580	80,142
Reissuance of treasury stock for stock option exercises, shares	106,390	121,979	77,529
Retained earnings
Cash dividends per share	$ 0.4	$ 0.38	$ 0.33
Reissuance of treasury stock for stock option exercises, shares	106,390	121,979	77,529

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 15,822	$ 15,821	$ 14,664
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation for premises and equipment	1,018	962	1,068
Provision for loan losses	1,100	1,130	1,404
Amortization of premiums and accretion of discounts	3,584	2,700	2,296
Origination of loans held for sale		(325)	(3,287)
Proceeds from sale of loans held for sale		411	3,448
Gain on sale of loans held for sale	1	(6)	(40)
Net realized gain on securities available for sale	(746)	(937)
Net impairment losses on investment securities	31	447	1,239
Net realized loss on derivatives	550	2,005	711
Amortization of intangible assets	251	332	413
Compensation expense on ESOP and MRP	1,602	1,445	1,232
Compensation expense on stock options	563	380	355
Increase of cash surrender value of bank owned life insurance	(609)	(704)	(717)
Decrease in accrued interest receivable	1,159	380	705
Increases in deferred tax asset	(390)	(1,821)	(377)
Decrease in prepaid FDIC assessment	1,335	1,168	1,777
(Increase) decrease in prepaid expenses and other assets	(431)	(339)	345
(Decrease) increase in accrued expenses and other liabilities	1,302	2,258	(2,105)
Gain on sale of real estate acquired through foreclosure	(48)	(10)	(67)
Write down of real estate held for investment	78	1,625	1,573
Other	641	954	147
Net cash provided by operating activities	26,812	27,876	24,784
Investing activities:
Loan originations	(219,195)	(181,847)	(185,080)
Purchases of:
Securities available for sale	(244,115)	(302,507)	(249,769)
Interest rate cap contracts			(970)
Premises and equipment	(433)	(2,197)	(1,910)
Principal repayments of:
Loans receivable	201,232	172,428	216,767
Securities available for sale	264,215	234,831	268,288
Proceeds from the sale of:
Securities available for sale	3,657	25,359
Real estate acquired through foreclosure	2,148	934	1,123
Proceeds from Bank Owned Life Insurance	1,386
Redemption of FHLB stock	6,179	4,841	1,373
Funding of real estate held for investment	(9,890)	(10,061)	(11,951)
Proceeds from real estate held for investment	6,629	9,589	8,987
Net cash provided by (used in) investing activities	11,813	(48,630)	46,858
Financing activities:
Net increase in deposits	21,647	143,765	68,298
Proceeds from long-term borrowings	9,067	13,786	80,423
Repayments of long-term borrowings	(112,094)	(119,616)	(177,108)
Net increase (decrease) in short-term borrowings	27,016	(2,666)	(17,500)
Cash disbursement to noncontrolling interest	(648)	(1,539)	(815)
Proceeds received from exercise of stock options	794	832	614
Dividends paid	(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock	(541)	(4,754)	(1,143)
Stock purchased by ESOP	(329)	(504)	(189)
Net cash (used in) provided by financing activities	(62,409)	23,895	(52,235)
Net (decrease) increase in cash and cash equivalents	(23,784)	3,141	19,407
Cash and cash equivalents at beginning of period	38,848	35,707	16,300
Cash and cash equivalents at end of period	15,064	38,848	35,707
Supplemental information:
Interest paid	29,732	35,784	42,759
Income taxes paid	3,737	3,919	4,316
Supplemental schedule of non-cash investing and financing activities:
Transfers from loans receivable to real estate acquired through foreclosure	1,237	4,674	1,757
Transfers between other assets and other liabilities			56
Originated loans for real estate held for investment	8,063	5,097	5,378
Dividends declared but not paid		$ 1,460	$ 1,203

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Principles of Consolidation

ESB Financial Corporation (the Company) is a publicly traded Pennsylvania thrift holding company. The consolidated financial statements include the accounts of the Company and its direct and indirect wholly owned subsidiaries, ESB Bank (ESB or the Bank), THF, Inc. (THF), AMSCO, Inc. (AMSCO) and ESB Financial Services, Inc. ESB is a Pennsylvania chartered Federal Deposit Insurance Corporation (FDIC) insured stock savings bank.

AMSCO is engaged in real estate development and construction of 1-4 family residential units independently or in conjunction with its joint ventures. The Bank has provided all development and construction financing. The joint ventures which are 51% owned or greater by AMSCO have been included in the consolidated financial statements and are reflected within other noninterest income or expense. The Bank’s loans to AMSCO and related interest have been eliminated in consolidation.

In addition to the elimination of the loans and interest to the joint ventures described above, all other significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make some estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts previously reported have been reclassified to conform to the current year financial statement presentation. The reclassification had no effect on net income.

Operating Segments

An operating segment is defined as a component of an enterprise that engages in business activities that generate revenue and incur expense, the operating results of which are reviewed by management and for which discrete financial information is available. The Company conducts business through 23 full service banking branches, one loan production office and its various other subsidiaries. Loans and deposits are primarily generated from the areas where banking branches are located. The Company derives its income predominantly from interest on loans and securities and to a lesser extent, noninterest income. The Company’s principal expenses are interest paid on deposits and borrowed funds and normal operating costs. The Company’s operations are principally in the savings and loan industry. Consistent with internal reporting, the Company’s operations are reported in one operating segment, which is community banking.

Cash Equivalents

Cash equivalents include cash on hand and in banks, interest-earning deposits with original maturities of 120 days or less and federal funds sold. The Board of Governors of the Federal Reserve imposes certain reserve requirements on all depository institutions. These reserves are maintained in the form of vault cash or as a noninterest bearing balance with the Federal Reserve Bank. Required reserves at the Federal Reserve Bank averaged $1.0 million and $824,000 during the year 2012 and 2011, respectively.

Securities Available for Sale and Held for Maturity

Securities include investments primarily in bonds, notes and to a lesser extent equity securities and are classified as either available for sale or held to maturity at the time of purchase based on management’s intent. Such intent includes consideration of the interest rate environment, prepayment risk, credit risk, maturity and repricing characteristics, liquidity considerations, investment and asset/liability management policies and other pertinent factors. Unrealized holding gains and losses, net of applicable income taxes, on available for sale securities are reported as accumulated other comprehensive income (AOCI) until realized. Gains and losses on the sale of securities are determined using the specific identification method and are included in operations in the period sold.

Management monitors all of the Company’s securities for other than temporary impairment (OTTI) on a quarterly basis and determines whether any impairment should be recorded. For a security to be considered OTTI, its characteristics would have to consist of an accumulation of these factors:

•	Fair value is significantly below cost

•	Decline in fair value is attributable to specific adverse conditions affecting a particular investment, specific conditions in an industry or geographic area

•	Management does not possess both the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value

•	The decline in fair value has existed for an extended period of time

•	Debt security has been downgraded by a rating agency

•	Rating differences

•	Financial condition of the issuer has deteriorated and the issuer has reduced or eliminated scheduled dividends or interest payments

•	SEC filings – disclosures that would indicate an inability by the issuer to satisfy their obligations

•	Audits – the Company will review the issuer’s audits to determine if they have received going concern audit opinions

•	Other debt of the issuers – the Company will review the market prices of other debt of the issuer to determine if the market loss of an issue is related to credit or interest rate risk

Management will more closely evaluate the securities that have unrealized losses of 15% or more. If management determines that the declines in value of the security are not temporary, or if management does not have the ability to hold the security until maturity, which is the case with equity securities, then management will record impairment on the security. For equity securities, typically the amount of impairment is the difference between the security’s book value and current fair value determined by independent market pricing. For debt securities evaluated for impairment, management will determine what portion of the unrealized valuation loss is attributed to projected or known loss of principal, and what portion is attributed to market pricing not reflective of the true value of the security, based on current cash flow analysis. Management will generally record impairment equivalent to the projected or known loss of principal, known as the credit loss. The other portion of the fair value loss is attributed to market factors and it is management’s opinion that these fair value losses are temporary and not permanent. All impairment is recorded as a loss on securities and is included in the Company’s consolidated statements of operations.

Yields and carrying values for certain mortgage-backed securities are subject to normal interest rate and prepayment risks. Premiums and discounts on securities are recognized in interest income using the interest method over the period to maturity.

Loans Receivable

Loans receivable, for which management has the intent and the Company has the ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding unpaid principal balances reduced by any charge-offs and net of any deferred fees or costs on loans originated, unamortized premiums or discounts on loans purchased and the allowance for loan losses.

Interest income on loans is accrued and credited to operations as earned. Interest income is not accrued for loans delinquent 90 days or greater. Interest on impaired loans is discontinued when, in management’s opinion, the borrower may be unable to meet contractual payments. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or applied to principal when management believes the ultimate collectibility of principal is in doubt.

The Company maintains records of the full amount of interest that is owed by the borrowers. A non-accrual loan will generally be placed back on accrual status only when the delinquency is less than 90 days.

Discounts and premiums on purchased loans are recognized in interest income using the interest method over the remaining period to contractual maturity, adjusted for prepayments. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment to the yield of the related loan over the loan’s period to maturity. Loans originated and intended for sale are carried at the lower of cost or fair value in the aggregate.

Impaired loans are commercial, multi-family, residential real estate construction and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of impaired loans is not the same as the definition of nonaccrual loans, although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility, while not classifying the loan as impaired. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using current interest rates and its recorded value, or, as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When the loan balance becomes collateral dependent, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to four family properties and all consumer loans are large groups of smaller balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as less than 90 days, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed.

Allowance for loan losses

Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. Commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on larger loans along with loans which have experienced past payment or financial deficiencies. Larger commercial loans, multi-family, residential real estate construction and commercial real estate loans which are 60 days or more past due are selected for impairment testing. These loans are analyzed to determine if they are “impaired”, which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days and are placed on nonaccrual status are classified on an individual basis. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Company’s asset classification policy. The remaining loans are evaluated and classified as groups of loans with similar risk characteristics. The Company allocates allowances based on the factors described below, which conform to the Company’s asset classification policy. In reviewing risk within the Bank’s loan portfolio, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio. Factors considered in this process included general loan terms, collateral and availability of historical data to support the analysis. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

The Company also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

The allowance for loan losses is maintained at a level believed to be adequate by management to absorb probable losses inherent in the portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of individual problem loans and actual loss experience, current economic events in specific industries and other pertinent factors such as regulatory guidance and general economic conditions. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience and consideration of current economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted quarterly, during which loans may be charged off upon reaching various stages of delinquency and depending upon the loan type.

Loan Charge-off Policies

Consumer loans are generally fully or partially charged down to the fair value of collateral securing the asset when the loan is 180 days past due for open-end loans or 120 days past due for closed-end loans unless the loan is well secured and in the process of collection. All other loans are generally charged down to the fair value when the loan is 90 days past due.

Troubled Debt Restructurings

In situations where, for economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a TDR. Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Real Estate Acquired Through Foreclosure

Real estate properties acquired through foreclosure are initially recorded at the lower of cost or fair value at the date of foreclosure, establishing a new cost basis. After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Revenue and expenses from operations of the properties, gains and losses on sales and additions to the valuation allowance are included in operating results.

Federal Home Loan Bank Stock

The Bank is a member of the FHLB of Pittsburgh and as such, is required to maintain a minimum investment in FHLB stock that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment when necessary. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. There was no impairment of the FHLB stock at December 31, 2012 or 2011.

Premises and Equipment

Land is carried at cost. Premises, furniture and equipment and leasehold improvements are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, which are twenty-five to fifty years for buildings and three to ten years for furniture and equipment. Amortization of leasehold improvements is computed using the straight-line method over the term of the related lease.

Goodwill and Intangible Assets

Goodwill consisted of $41.6 million at December 31, 2012 and 2011, respectively. The Company evaluates goodwill for impairment. This impairment assessment is performed at least annually by assessing various qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company performed this assessment as of October 31, 2012 and concluded that the recorded value of goodwill was not impaired. Core deposit intangible was $288,000 and $539,000 at December 31, 2012 and 2011, respectively. The core deposit intangible assets are amortized on a sum of the year’s digit basis over the estimated useful life, generally up to ten years. Amortization of finite lived assets is expected to total $170,000, $110,000 and $8,000 for the years 2013, 2014 and 2015, respectively.

Mortgage Servicing Assets

At December 31, 2012, the remaining balance and fair value of the servicing asset was $14,000, which is recorded in intangible assets. Servicing assets are amortized in proportion to and over the period of, estimated net servicing revenues. Impairment of servicing assets is based on fair value of those assets, estimated using discounted cash flows and prepayment assumptions for the market area of the servicing portfolio. For purposes of measuring impairment, the servicing asset is stratified based on interest rate. The amount of impairment recognized is the amount by which the capitalized servicing asset for a stratum exceeds the fair value of that stratum. During 2012 the Company recovered a portion of the impairment valuation of approximately $9,000. The remaining impairment valuation at December 31, 2012, 2011 and 2010 was $15,000, $24,000 and $30,000, respectively. The amortization taken on the servicing asset for the year ended December 31, 2012, 2011 and 2010 was $10,000, $14,000 and $14,000, respectively. The Company had total loans serviced for others of $5.8 million, $10.2 million and $14.8 million December 31, 2012, 2011 and 2010, respectively.

Advertising Costs

Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $613,000, $612,000 and $608,000 for 2012, 2011, and 2010, respectively.

Income Taxes

Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Bank-Owned Life Insurance (BOLI)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increases in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the consolidated statements of financial condition and any increases in cash surrender value are recorded as noninterest income on the consolidated statements of operations. In the event of the death of an insured individual under these policies, the Company would receive a death benefit.

Financial Instruments

As part of its overall interest rate risk management activities, the Company utilizes derivative instruments to manage its exposure to various types of interest rate risk. Interest rate swaps and interest rate caps are the primary instruments the Company uses for interest rate risk management. Derivative instruments are recorded at fair value as either part of prepaid expenses and other assets or accrued expenses and other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

The Company formally documents the relationship between the hedging instruments and hedged items, as well as the risk management objective and strategy, before undertaking an accounting hedge. To qualify for hedge accounting, the derivatives and related hedged items must be designated as a hedge at inception of the hedge relationship. For accounting hedge relationships, we formally assess, both at the inception of the hedge and on an ongoing basis, if the derivatives are highly effective in offsetting designated changes in the fair value or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued.

For derivatives designated as fair value hedges, changes in the fair value of the derivative and the hedged item related to the hedged risk are recognized in earnings. To the extent the change in fair value of the derivative does not offset the change in fair value of the hedged item, the difference or ineffectiveness is reflected in earnings in the same financial statement category as the hedged item.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in AOCI and subsequently reclassified to earnings when the hedged transaction affects earnings and the ineffective portion of changes in the fair value of the derivative is recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in fair value or cash flows of the derivative hedging instrument with the changes in fair value or cash flows of the designated hedged item or transaction. For derivatives not designated as hedges, changes in fair value are recognized in earnings.

At December 31, 2012, there were sixteen interest rate cap contracts outstanding with notional amounts totaling $170.0 million. These derivative instruments are not hedged and therefore adjustments to fair value are recorded in current earnings.

During 2009, the Company entered into two interest rate swap contracts to manage its exposure to interest rate risk. These interest rate swap transactions involved the exchange of the Company’s interest payment on $35.0 million in junior subordinated notes which became floating rate notes in 2011 for a fixed rate interest payment without the exchange of the underlying principal amount. Entering into interest rate derivatives potentially exposes the Company to the risk of counterparties’ failure to fulfill their legal obligations including, but not limited to, potential amounts due or payable under each derivative contract. Notional principal amounts are often used to express the volume of these transactions, but the amounts potentially subject to credit risk are much smaller. Management utilizes the change in variable cash flows method to measure hedge ineffectiveness. To the extent that the cumulative change in anticipated cash flows from the hedging derivative offsets from 80% to 125% of the cumulative change in anticipated cash flows from the hedged exposure, the hedged is deemed effective. As of December 31, 2012 the interest rate swaps were deemed to be effective, therefore no amounts were charged to current earnings. The Company also does not expect to reclassify any hedge related amounts from AOCI to earnings over the next twelve months.

The pay fixed interest rate swap contracts outstanding at December 31, 2012 are being utilized to hedge $35.0 million in floating rate junior subordinated notes. The interest rate swaps are carried at fair value. Below is a summary of the interest rate swap contracts and the terms at December 31, 2012:

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.31%	2/10/2018	$3,400
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.31%	2/10/2018	2,343

	$35,000					$5,743

* Variable receive rate based upon contract rates in effect at December 31, 2012

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-Based Compensation

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $575,000, $377,000, and $355,000, respectively, in compensation expense and tax benefits of $73,000, $1,000 and $20,000, respectively, related to our share-based compensation awards. As of December 31, 2012, there was approximately $53,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2009. That cost is expected to be recognized over the next year. There was approximately $209,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2010. That cost is expected to be recognized over the next two years. There was approximately $254,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2011. That cost is expected to be recognized over the next three years. Finally, there was approximately $233,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2012, that is expected to be recognized over the next two years and $332,000 of unrecognized compensation related to unvested share- based compensation awards granted in 2012 that is expected to be recognized over the next four years.

The Company has recorded $48,000, $55,000 and $74,000 in excess tax benefits which have been classified as financing cash inflows for the years ended December 31, 2012, 2011 and 2010, respectively, in the Consolidated Statements of Cash Flows.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

	2012	2011	2010
Assumptions
Volatility	39.70%	39.52%	38.98%
Interest Rates	1.24%	1.58%	2.16%
Dividend Yields	3.17%	3.03%	2.68%
Weighted Average Life ( in years)	7.0	7.0	7.2

The weighted average fair value of each stock option granted for 2012, 2011 and 2010 was $3.65, $3.94 and $4.76, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010, was $229,000, $287,000 and $192,000, respectively. The total intrinsic value of in-the-money stock options was $3.1 million, $2.5 million and $2.7 million at the year ended December 31, 2012, 2011 and 2010 respectively. The total intrinsic value of the exercisable stock options was $2.0 million, $1.6 million and $1.8 million at the year ended December 31, 2012, 2011 and 2010, respectively.

Net Income Per Share

The following table summarizes the Company’s net income per share for the years ended December 31, 2012, 2011 and 2010:

(Amounts in thousands, except per share data)
	2012	2011	2010
Net income	$14,903	$14,910	$14,231
Weighted-average common shares outstanding	14,346	14,438	14,386

Basic earnings per share	$1.04	$1.03	$0.99

Weighted-average common shares outstanding	14,346	14,439	14,385
Common stock equivalents due to effect of stock options	123	116	99

Total weighted-average common shares and equivalents	14,469	14,555	14,484

Diluted earnings per share	$1.03	$1.02	$0.98

The unallocated shares controlled by the ESOP of 246,746, 329,656 and 0 at December 31, 2012, 2011, and 2010, respectively, are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. All of the outstanding options were included in the computation of diluted earnings per share for 2012, 2011 and 2010 because the options’ exercise price was less than the average market price of the common shares.

Reclassifications

Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation format. These reclassifications had no effect on stockholders’ equity or net income.

Effect of Recent Accounting and Regulatory Pronouncements

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805)—Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted). This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU did not have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosure in the Consolidated Statements of Comprehensive Income.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has included the disclosure requirements in footnote twelve.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities
2.	Securities

The following table summarizes the Company’s securities:

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2012:
Trust preferred securities	$45,894	$367	$(8,234)	$38,027
Municipal securities	177,414	13,717	(244)	190,887
Equity securities	1,142	676	-	1,818
Corporate bonds	219,700	7,186	(1,091)	225,795
Mortgage-backed securities
U.S. sponsored entities	617,158	33,021	(246)	649,933
Private label	4,139	177	-	4,316

Subtotal mortgage-backed securities	621,297	33,198	(246)	654,249

Total securities	$1,065,447	$55,144	$(9,815)	$1,110,776

December 31, 2011:
Trust preferred securities	$45,894	$265	$(8,615)	$37,544
Municipal securities	174,288	10,427	(230)	184,485
Equity securities	1,754	351	(2)	2,103
Corporate bonds	165,923	1,784	(2,928)	164,779
Mortgage-backed securities
U.S. sponsored entities	694,674	37,636	(8)	732,302
Private label	8,964	241	(302)	8,903

Subtotal mortgage-backed securities	703,638	37,877	(310)	741,205

Total securities	$1,091,497	$50,704	$(12,085)	$1,130,116

The private-label mortgage backed securities totaled $4.3 million and $8.9 million as of December 31, 2012 and December 31, 2011, respectively, and are secured by residential real estate.

The proceeds from the sale of securities as of December 31, 2012 were $3.7 million. Gross realized gains on sales of securities available for sale were $746,000 in 2012. The Company recorded impairment charges of approximately $4,800 on a $2.5 million collateralized debt obligation (CDO) and approximately $26,000 on one of its equity investments in various banks that had experienced a decline in their fair value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $375,000.

The proceeds from the sale of securities as of December 31, 2011 were $25.4 million. Gross realized gains on sales of securities available for sale were $937,000 in 2011. The Company recorded impairment charges of approximately $78,000 on a $2.5 million CDO, $52,000 on a private –label mortgage backed security and approximately $317,000 on five of its equity investments in various banks that had experienced a decline in their fair value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $548,000.

During 2010, the Company did not have any security sales, however the Company recorded impairment charges of approximately $810,000 on a $2.5 million collateralized debt obligation (CDO), $212,000 on a private-label mortgage-backed security and approximately $217,000 on five of its equity investments in various banks that had experienced a decline in their fair value for the last several quarters. There was non-credit related OTTI on these securities recognized in AOCI during the period of approximately $600,000.

Included in the $38.0 million of trust preferred securities are standalone trust preferred securities with a fair value of $36.2 million. In addition, there was one pooled trust preferred security with a par value of $2.5 million and a fair value of $173,000 that was not investment-grade rated. The Company took an impairment charge of approximately $5,000 on this $2.5 million CDO that is comprised of sixteen financial institutions during 2012. This security is a CDO currently comprised of trust preferred securities of 10 financial institutions and has a Moody’s rating of Ca, which is below investment grade. The Company had an independent third party analyze this bond at December 31, 2011 and the Company believes the factors have improved for this bond since the third party review.

Because of the subprime crisis current markets for variable rate corporate trust preferred bonds are illiquid. In order to determine prices of these securities the Company utilizes a discounted cash flow method, mentioned above. This method is described more fully in footnote 12, Fair Value.

The following is a summary of the amounts recognized in earnings related to credit losses on securities which the Company has recorded other-than-temporary impairment charges through earnings and other comprehensive income:

(Dollars in thousands)
Totals
January 1, 2010	$-
Credit losses on securities for which other-than-temporary impairment was not previously recognized	1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2010	1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	130

December 31, 2011	1,152
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5

December 31, 2012	$1,157

At December 31, 2012 and 2011, the Bank did not have any corporate bonds whose book value exceeded 10% of equity.

The following table shows the Company’s investments’ gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011:

As of December 31, 2012

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$36,179	$8,234	9	$36,179	$8,234

Municipal securities	5	4,179	58	2	3,059	186	7	7,238	244

Corporate bonds	5	15,604	110	5	20,020	981	10	35,624	1,091

Mortgage-backed securities

U.S. sponsored entities	8	28,246	246	-	-	-	8	28,246	246

Total	18	$48,029	$414	16	$59,258	$9,401	34	$107,287	$9,815

As of December 31, 2011

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$35,789	$8,615	9	$35,789	$8,615

Municipal securities	2	3,094	149	3	2,627	81	5	5,721	230

Equity securities	-	-	-	1	130	2	1	130	2

Corporate bonds	27	91,046	2,928	-	-	-	27	91,046	2,928

Mortgage-backed securities

U.S. sponsored entities	1	4,596	8	-	-	-	1	4,596	8

Private label	3	3,084	302	-	-	-	3	3,084	302

Subtotal mortgage-backed securities	4	7,680	310	-	-	-	4	7,680	310

Total	33	$101,820	$3,387	13	$38,546	$8,698	46	$140,366	$12,085

The Company primarily invests in mortgage-backed securities, variable and fixed rate corporate bonds, municipal bonds, trust preferred securities, government bonds and to a lesser extent equity securities. The policy of the Company is to recognize an OTTI on equity securities where the fair value has been significantly below cost for three consecutive quarters. Declines in the fair value of the corporate bonds that can be attributed to specific adverse conditions affecting the credit quality of the investment would be recorded as OTTI losses and charged to earnings. In order to determine if a decline in fair value is other than temporary, the Company reviews corporate ratings of the investment, analyst reports and SEC filings of the issuers. For fixed maturity investments with unrealized losses due to interest rates where the Company expects to recover the entire amortized cost basis of the security, declines in value below cost are not assumed to be other than temporary. The Company reviews its position quarterly and has asserted that at December 31, 2012, the declines outlined in the above table represent temporary declines due to changes in interest rates and are not reflections of impairment in the credit quality of the securities. Additionally, the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis.

The Company reviews investment debt securities on an ongoing basis for the presence of OTTI with formal reviews performed quarterly. Credit–related OTTI losses on individual securities were recognized during 2012 in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in AOCI. The credit-related OTTI recognized during 2012 and 2011 was $31,000 and $447,000, respectively and was related to securities having a book value of $608,000 at December 31, 2012 and $2.1 million at December 31, 2011. The noncredit-related OTTI was $375,000 and $548,000 for 2012 and 2011, respectively.

The following table summarizes scheduled maturities of the Company’s securities as of December 31, 2012, excluding equity securities which have no maturity dates:

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	3.80%	$19,137	$19,411
Due from one year to five years	3.05%	187,595	195,182
Due from five to ten years	3.27%	108,288	111,879
Due after ten years	3.30%	749,285	782,486

	3.26%	$1,064,305	$1,108,958

For purposes of the maturity table, mortgage-backed securities, which are not due at a single maturity date, have been allocated over maturity groupings based on weighted-average contractual maturities of underlying collateral. The mortgage-backed securities may mature earlier than their weighted-average contractual maturities because of principal prepayments.

Securities, with carrying values of $229.0 million and $206.4 million as of December 31, 2012 and 2011, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable [Abstract]
Loans Receivable
3.	Loans Receivable

The following table summarizes the Company’s loans receivable as of December 31:

(In thousands)	2012	2011
Mortgage loans:
Residential real estate
Single family	$326,005	$312,723
Construction	46,418	45,363
Multi family	33,472	32,370

Total residential real estate	405,895	390,456
Commercial real estate
Commercial	81,077	83,447
Construction	15,878	17,307

Total commercial real estate	96,955	100,754

Subtotal mortgage loans	502,850	491,210

Other loans:
Consumer loans
Home equity loans	80,418	72,493
Dealer auto and RV loans	46,571	47,039
Other loans	7,896	9,255

Total consumer loans	134,885	128,787
Commercial business	54,445	50,337

Subtotal other loans	189,330	179,124

Total loans receivable	692,180	670,334
Less:
Allowance for loan losses	6,709	6,537
Deferred loan fees and net discounts	(1,862)	(1,852)
Loans in process	15,247	16,728

Net loans receivable	$672,086	$648,921

The Company conducts its business through 23 offices in Allegheny, Beaver, Butler and Lawrence counties in Pennsylvania which also serves as its primary lending area. Management does not believe it has significant concentrations of credit risk to any one group of borrowers given its underwriting and collateral requirements.

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, The Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: commercial business loans, commercial real estate loans, residential real estate loans and consumer loans. The Company sub-segments residential real estate loans into the following three classes: single family, construction and multi-family. Commercial real estate is sub-segmented into commercial and construction classes. The Company also sub-segments the consumer loan portfolio into the following three classes: home equity, dealer automobile and recreational vehicle (RV) and other consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed for each portfolio segment:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

These qualitative factors are reviewed each quarter and adjusted based upon relevant changes within the portfolio. During 2012, the qualitative factors for changes in levels of and trends in delinquencies were increased for residential mortgages and commercial loans. Changes in portfolio volumes in 2012 resulted in an increase to the related factors for residential mortgages, commercial loans and consumer loans. The changes in portfolio volumes resulted in a decrease to the related factors for commercial mortgages. During 2012, the qualitative factors for volatility of portfolio losses were unchanged for all loans based upon the calculated volatility. The changes to economic trends for commercial mortgages decreased during 2012, based on an improvement in factors relating to this type of lending.

In terms of the Company’s loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Company’s delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Company has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Loans by Segment

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the Statement of Financial Condition date. The Company considers the allowance for loan losses of $6.7 million adequate to cover loan losses inherent in the loan portfolio, at December 31, 2012. The following tables present by portfolio segment, the changes in the allowance for loan losses and the recorded investment in loans for the year ended December 31, 2012 and 2011:

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$384	$2,442	$1,045	$2,115	$551	$6,537
Charge-offs	32	163	562	289	-	1,046
Recoveries	-	-	101	17	-	118
Provision	21	85	40	954	-	1,100
Reallocations	177	(289)	407	(256)	(39)	-

Ending Balance	$550	$2,075	$1,031	$2,541	$512	$6,709

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	478	709	-	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(37)	(453)	242	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

As of December 31, 2010
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$864	$1,620	$1,093	$2,206	$244	$6,027
Charge-offs	58	168	583	177	-	986
Recoveries	1	-	98	3	-	102
Provision	365	350	464	225	-	1,404
Reallocations	(388)	29	53	316	(10)	-

Ending Balance	$784	$1,831	$1,125	$2,573	$234	$6,547

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$-	$1,110	$54	$-	$-	$1,164

Ending balance: collectively evaluated for impairment	$550	$965	$977	$2,541	$512	$5,545

Loans Receivable:
Ending Balance	$54,445	$96,955	$134,885	$405,895	$-	$692,180

Ending balance: individually evaluated for impairment	$-	$13,414	$327	$2,163	$-	$15,904

Ending balance: collectively evaluated for impairment	$54,445	$83,541	$134,558	$403,732	$-	$676,276

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$10	$1,489	$50	$-	$-	$1,549

Ending balance: collectively evaluated for impairment	$374	$953	$995	$2,115	$551	$4,988

Loans Receivable:
Ending Balance	$50,337	$100,754	$128,787	$390,456	$-	$670,334

Ending balance: individually evaluated for impairment	$63	$14,023	$153	$1,364	$-	$15,603

Ending balance: collectively evaluated for impairment	$50,274	$86,731	$128,634	$389,092	$-	$654,731

Credit Quality Information

The following tables represent credit exposures by internally assigned grades for year ended December 31, 2012. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk grading system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$33,472	$41,138	$65,696	$15,878	$53,883
Special Mention	-	4,477	1,334	-	527
Substandard	-	803	14,047	-	35
Doubtful	-	-	-	-	-
Loss	-	-	-	-	-

Ending Balance	$33,472	$46,418	$81,077	$15,878	$54,445

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$32,370	$38,219	$67,119	$17,307	$50,232
Special Mention	-	7,144	2,319	-	57
Substandard	-	-	14,009	-	39
Doubtful	-	-	-	-	-
Loss	-	-	-	-	9

Ending Balance	$32,370	$45,363	$83,447	$17,307	$50,337

The following tables present performing and nonperforming single family residential and consumer loans based on payment activity for the years ended December 31, 2012 and 2011. Payment activity is reviewed by management on a monthly basis to determine how loans are performing. Loans are considered to be nonperforming when they become 90 days delinquent.

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$322,662	$80,124	$46,450	$7,787
Nonperforming	3,343	294	121	109

Total	$326,005	$80,418	$46,571	$7,896

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$310,263	$72,091	$46,907	$9,162
Nonperforming	2,460	402	132	93

Total	$312,723	$72,493	$47,039	$9,255

Nonperforming loans also include certain loans that have been modified in TDRs where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Delinquent TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

Non-performing loans, which include non-accrual loans and TDRs, were $7.4 million and $13.4 million at December 31, 2012 and 2011, respectively. The TDRs included in non-performing loans amounted to $368,000 and $7.8 million at December 31, 2012 and 2011, respectively. At December 31, 2012 the Company also had $8.2 million of TDR’s that were in compliance with their modified terms.

For non-performing loans, the interest income that would have been recorded under the original terms of such loans and the interest income actually recognized for the years ended December 31, 2012, 2011 and 2010 are summarized below:

(Dollar amounts in thousands)
	2012	2011	2010
Interest income that would have been recorded	$488	$858	$1,055
Interest income recognized	111	728	781

Interest income foregone	$377	$130	$274

The Company is not committed to lend additional funds to debtors whose loans are on non-accrual status.

Age Analysis of Past Due Loans Receivable by Class

The following tables include an aging analysis of the investment of past due loans receivable as of December 31, 2012 and 2011:

(Dollar amounts in thousands)
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$887	$420	$3,343	$4,650	$321,355	$326,005	$-
Construction	-	-	-	-	46,418	46,418	-
Multi-family	-	-	-	-	33,472	33,472	-
Commercial Real Estate
Commercial	246	598	3,211	4,055	77,022	81,077	-
Construction	-	-	-	-	15,878	15,878	-
Consumer
Consumer—home equity	219	-	223	442	79,976	80,418	-
Consumer—dealer auto and RV	771	230	104	1,105	45,466	46,571	-
Consumer—other	70	12	109	191	7,705	7,896	-
Commercial	-	2	35	37	54,408	54,445	-

Total	$2,193	$1,262	$7,025	$10,480	$681,700	$692,180	$-

(Dollar amounts in thousands)
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$464	$2,933	$2,460	$5,857	$306,866	$312,723	$-
Construction	-	-	-	-	45,363	45,363	-
Multi-family	-	-	-	-	32,370	32,370	-
Commercial Real Estate
Commercial	48	1,507	2,629	4,184	79,263	83,447	-
Construction	-	-	-	-	17,307	17,307	-
Consumer
Consumer - home equity	143	9	249	401	72,092	72,493	-
Consumer - dealer auto and RV	698	101	132	931	46,108	47,039	-
Consumer - other	98	23	93	214	9,041	9,255	-
Commercial	59	-	54	113	50,224	50,337	-

Total	$1,510	$4,573	$5,617	$11,700	$658,634	$670,334	$-

Impaired Loans

Management considers commercial loans, multi-family, residential real estate construction and commercial real estate loans which are 90 days or more past due to be impaired. Larger commercial loans and commercial real estate loans which are 60 days or more past due are selected for impairment testing. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the fair value of the impaired loan is less than the recorded investment in the loan, impairment is recognized through a provision for loan loss estimate or a charge-off to the allowance for loan losses.

The Company collectively reviews all other residential real estate and consumer loans for impairment.

The following tables include the recorded investment and unpaid principal balances for impaired loans receivable as of December 31, 2012 and 2011 with the associated allowance for loan losses amount, if applicable.

(Dollar amounts in thousands)

As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,433	$5,540	$-
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-
Consumer loans Home Equity	130	130	-
Dealer auto and RV	14	14	-
With an allowance recorded:
Commercial real estate	7,981	8,144	1,110
Consumer loans Home equity	179	179	50
Dealer auto and RV	4	4	4
Total:
Commercial Real Estate	13,414	13,684	1,110
Consumer	327	327	54
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-

Total	15,904	16,174	1,164

(Dollar amounts in thousands)

As of December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,568	$5,675	$-
Residential single family	1,364	1,364	-
Commercial business loans	39	39	-
With an allowance recorded:
Commercial real estate	8,454	8,454	1,489
Consumer loans Home equity	153	153	50
Commercial business loans	25	25	10
Total:
Commercial Real Estate	14,022	14,129	1,489
Consumer	153	153	50
Residential single family	1,364	1,364
Commercial	64	64	10

Total	15,603	15,710	1,549

The following include the average recorded investment and interest income recognized on the loans considered to be impaired during the years ended December 31, 2012, 2011 and 2010:

(Dollar amounts in thousands)

As of December 31, 2012	2012		2011		2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$5,473	$228	$1,416	$302	$732	$57
Commercial business loans	-	-	68	10	195	4
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Consumer loans
Home Equity	57	11	-	-	-	-
Dealer auto and RV	3	3	-	-	-	-
With an allowance recorded:
Commercial real estate
Commercial real estate	8,186	406	7,478	544	1,198	564
Consumer loans
Home equity	166	12	154	9	24	10
Dealer auto and RV	1	1	-	-	-	-
Commercial business loans	-	-	122	3	75	21
Total:
Commercial Real Estate	13,659	634	8,894	846	1,930	621
Consumer	227	27	154	9	24	10
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Commercial business loans	-	-	190	13	270	25

Nonaccrual Loans

Loans are considered nonaccrual upon reaching 90 days delinquency, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed in nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

The following table sets forth the loans receivable on nonaccrual status as of December 31, 2012 and December 31, 2011. The balances are presented by class of loans.

(Dollar amounts in thousands)
	2012	2011
Commercial	$35	$54
Commercial Real Estate	3,432	10,237
Consumer
Consumer - Home Equity	293	402
Consumer - Dealer auto and RV	121	132
Consumer - other	109	93
Residential	3,403	2,460

Total	$7,393	$13,378

Modifications

The Company’s loan portfolio also includes TDR’s, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Delinquent TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The following table includes the recorded investment and number of modifications for modified loans, as of December 31, 2012 and 2011. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

As of December 31, 2012

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	4	$1,053	$1,053	$-	$-	$1,053
Commercial Real Estate	2	198	198	-	-	198
Consumer
Home equity	7	168	168	-	-	168
Dealer auto and RV	4	18	18	-	-	18

Troubled Debt Restructurings	17	$1,437	$1,437	$-	$-	$1,437

As of December 31, 2011

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	-	$-	$-	$-	$-	$-
Commercial Real Estate	3	7,372	-	7,305	125	7,430
Consumer
Home equity	-	-	-	-	-	-
Dealer auto and RV	-	-	-	-	-	-

Troubled Debt Restructurings	3	$7,372	$-	$7,305	$125	$7,430

The Company did not have any TDR’s that defaulted subsequent to their modification during the periods reported.

Investment Required by Regulation	12 Months Ended
Dec. 31, 2012
Investment Required by Regulation [Abstract]
Investment Required by Regulation
4.	Investment Required by Regulation

The Company’s subsidiary bank is a member of the FHLB System. As a member, the Bank maintains an investment in the capital stock of the FHLB of Pittsburgh, at cost, in an amount not less than 1.0% of the unpaid principal balances of residential mortgage loans, 0.3% of total assets or approximately 5.0% of outstanding advances, if any due to the FHLB, whichever is greater, as calculated periodically by the FHLB. Purchases and redemptions of FHLB stock are made directly with the FHLB at par. In 2008, the FHLB suspended both the payment of dividends and the repurchase of excess capital stock. During the fourth quarter of 2010, the FHLB partially lifted the suspension with a limited repurchase of excess stock. The dividend suspension remained in effect during 2010, the FHLB began to pay dividends in the fourth quarter of 2011. This repurchase restriction could result in the Bank’s investment in FHLB stock being greater than 5.0% of its outstanding notes payable to the FHLB.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
5.	Premises and Equipment

Premises and equipment at December 31, are summarized by major classification as follows:

(Dollar amounts in thousands)	2012	2011
Land	$3,444	$3,426
Buildings and improvements	19,889	20,671
Leasehold improvements	795	765
Furniture, fixtures and equipment	8,723	8,494

	32,851	33,356
Less accumulated depreciation and amortization	18,565	18,285

	$14,286	$15,071

Depreciation expense for the years December 31, 2012, 2011 and 2010 was $1.0 million, $962,000 and $1.1 million, respectively.

The Company is obligated under non-cancelable long term operating lease agreements for certain branch offices. These lease agreements, each having renewal options and none expiring later than 2019, have approximate aggregate rentals of $75,000, $77,000, $75,000, $50,000, $50,000 and $79,000 for the years ended December 31, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively. Rent expense for the years ended December 31, 2012, 2011 and 2010 was $83,000, $85,000 and $115,000, respectively.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
6.	Deposits

The following table summarizes the Company’s deposits as of December 31:

(Dollar amounts in thousands)	2012		2011

Type of accounts	Amount	%	Amount	%
Noninterest-bearing deposits	$109,964	9.3%	$95,691	8.3%
NOW account deposits	223,736	19.0%	208,975	18.1%
Money Market deposits	39,255	3.3%	34,484	3.0%
Passbook account deposits	173,343	14.7%	153,644	13.3%
Time deposits	631,759	53.7%	663,616	57.3%

	$1,178,057	100.0%	$1,156,410	100.0%

Time deposits mature as follows:

Within one year	$375,862	59.6%	$387,857	58.5%
After one year through two years	118,333	18.7%	118,470	17.9%
After two years through three years	78,492	12.4%	81,282	12.2%
After three years through four years	36,920	5.8%	33,395	5.0%
After four years through five years	17,106	2.7%	37,235	5.6%
Thereafter	5,046	0.8%	5,377	0.8%

	$631,759	100.0%	$663,616	100.0%

The Company had a total of $244.8 million and $246.6 million in time deposits of $100,000 or more at December 31, 2012 and 2011, respectively.

Interest expense by type of deposit account for the years ended December 31, 2012, 2011 and 2010 is as follows:

(Dollar amounts in thousands)	2012	2011	2010

NOW account deposits	$298	$556	$454

Money Market deposits	47	103	127

Passbook account deposits	156	372	400

Time deposits	8,824	10,923	13,289

	$9,325	$11,954	$14,270

Borrowed Funds	12 Months Ended
Dec. 31, 2012
Borrowed Funds [Abstract]
Borrowed Funds
7.	Borrowed Funds

Borrowed funds, which include FHLB advances, repurchase agreements, ESOP borrowings, corporate borrowings, borrowings for joint ventures and junior subordinated debt, as of December 31, 2012 and 2011 are summarized as follows:

(Dollar amounts in thousands)	2012		2011
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.69%	$100,147	2.80%	$30,684
Due beyond 12 months but within 2 years	2.88%	71,392	3.62%	72,647
Due beyond 2 years but within 3 years	3.13%	15,873	2.88%	71,392
Due beyond 3 years but within 4 years	2.15%	8,013	3.36%	14,613
Due beyond 4 years but within 5 years	1.03%	7,807	2.15%	8,019
Due beyond 5 years	3.61%	10,000	3.61%	10,000

		$213,232		$207,355

Repurchase agreements:
Due within 12 months	2.99%	$148,000	3.12%	$93,000
Due beyond 12 months but within 2 years	3.07%	40,000	3.30%	130,000
Due beyond 2 years but within 3 years	4.12%	10,000	3.07%	40,000
Due beyond 3 years but within 4 years	-	-	4.12%	10,000
Due beyond 4 years but within 5 years	4.28%	25,000	-	-
Due beyond 5 years	4.49%	45,000	4.42%	70,000

		$268,000		$343,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	4.68%	$1,000
Due beyond 12 months but within 2 years	4.68%	1,000	4.68%	1,000
Due beyond 2 years but within 3 years	4.68%	1,000	4.68%	1,000
Due beyond 3 years but within 4 years	4.68%	250	4.68%	1,000
Due beyond 4 years but within 5 years	-	-	4.68%	250

		$3,250		$4,250

Corporate borrowings
Due within 12 months	-	$-	6.30%	$1,400
Due beyond 12 months but within 2 years	-	-	6.30%	1,400
Due beyond 2 years but within 3 years	-	-	6.30%	1,400

		$-		$4,200

Borrowings for joint ventures
Due within 12 months	-	$-	3.75%	$1,762
Due beyond 2 years but within 3 years	3.75%	74	-	-

		$74		$1,762

Junior subordinated notes
Due beyond 5 years	2.41%	$46,393	2.56%	$46,393

Included in the $213.2 million of FHLB advances at December 31, 2012 are $50.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the advance, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured advance is reduced by the difference between the rate and the strike rate.

FHLB advances are secured by FHLB stock, qualifying residential mortgage loans and mortgage-backed securities to the extent that the fair value of such pledged collateral must be at least equal to the advances outstanding. At December 31, 2012 the Company had a maximum borrowing capacity with the FHLB of $338.1 million, with $94.2 million available for use.

Included in the $268.0 million of Repurchase Agreements (REPOs) are $30.0 million in structured REPOs with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the REPO, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by the difference between the rate and the strike rate. In addition, the Company has $25.0 million in structured REPOs with double, or $50.0 million notional amount of imbedded caps, at a strike rate of 3.75% based on the 3 month LIBOR rate. The terms and conditions of these structured REPOs are that the rate is fixed for five years and after 5 years, on a specified date the counterparty has the one time right (European Call) to call the REPO. If the counterparty does not call the REPO on the specified date, the rate remains the same for the remaining five years. These structured REPOs also include a double imbedded cap for the first five year period with a strike rate to the 3 month LIBOR rate. If during the first five years, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by two times the difference between the rate and the strike rate. At no point shall the interest rate on these structured REPOs with imbedded caps be less than zero.

Also included in the $268.0 million of REPOs is a $25.0 million structured REPO in which the Company pays a fixed rate of interest. At the reset date and every quarterly period thereafter, the counterparty has the right to terminate the transaction. It has historically been the Company’s position to pay off any borrowings and replace them with fixed rate funding if converted by the counterparty.

The Company enters into sales of securities under agreements to repurchase. Such REPO’s are treated as borrowed funds. The dollar amount of the securities underlying the agreements remains in their respective asset accounts.

REPO’s are collateralized by various securities that are either held in safekeeping at the FHLB or delivered to the dealer who arranged the transaction and the Company maintains control of these securities.

The fair value of such securities exceeded the amortized cost of the securities sold under agreements to repurchase. The fair value of the securities as of December 31, 2012 was $318.9 million with an amortized cost of $297.8 million. The fair value of the securities as of December 31, 2011 was $402.1 million with an amortized cost of $375.0 million. The average maturity date of the mortgage backed securities sold under agreements to repurchase was greater than 90 days for the years ended December 31, 2012 and December 31, 2011.

As of December 31, 2012 and December 31, 2011, the Company had REPO’s with Citigroup of $115.0 million and $145.0 million respectively, Barclays Capital of $40.0 million and $70.0 million, respectively, Credit Suisse of $83.0 million and $93.0 million, respectively, PNC Bank of $0 and $5.0 million, respectively and Morgan Stanley of $30.0 million and $30.0 million, respectively.

As of December 31, 2012, the REPO’s with Citigroup had $14.4 million at risk (where the fair value of the securities exceeds the borrowing), with a weighted average maturity of 17 months, Barclays Capital had $3.9 million at risk with a weighted average maturity of 42 months, Credit Suisse had $14.1 million at risk with a weighted average maturity of 22 months and Morgan Stanley had $4.2 million at risk with a weighted average maturity of 13 months.

Borrowings under repurchase agreements averaged $305.5 million, $356.8 million and $359.7 million during 2012, 2011 and 2010, respectively. The maximum amount outstanding at any month-end was $343.0 million, $368.0 million and $363.0 million during 2012, 2011 and 2010, respectively.

On April 10, 2003, ESB Capital Trust II (Trust II), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $10.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $310,000 of common securities of Trust II. The preferred securities reset quarterly to equal the three month LIBOR index plus 3.25%. Trust II’s obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by the Trust II to invest in $10.3 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of the Trust II. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of April 24, 2033, on or after April 24, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated April 10, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The Company has no unamortized deferred debt issuance costs remaining on the preferred securities. On July 23, 2008 the Company redeemed $5.0 million of the preferred securities of ESB Capital Trust II with proceeds from a $14.0 million loan with First Tennessee Bank, National Association (“First Tennessee”), with a fixed interest rate of 6.30%. The remainder of the First Tennessee loan was used to repay an existing loan with First Tennessee with a remaining balance of $9.0 million, which had an interest rate of 5.55% and was due on December 31, 2008. On January 24, 2013, the Company redeemed the remaining $5.1 million of the preferred securities of ESB Capital Trust II with proceeds from a $10.0 million loan with WesBanco, with a fixed interest rate of 3.75%. The remaining $5.0 million of the WesBanco loan will be drawn on March 15, 2013 and used to redeem the $5.1 million of the preferred securities of ESB Capital Trust III.

On December 17, 2003, ESB Statutory Trust (Trust III), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $5.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $155,000 of common securities of Trust III. The preferred securities reset quarterly to equal the three month LIBOR Index plus 2.95%. Trust III’s obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust III to invest in $5.2 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust III. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of December 17, 2033, on or after December 17, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated December 17, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The Company has no unamortized deferred debt issuance costs remaining on the preferred securities. On January 22, 2013, the Company provided a notice of redemption to redeem the preferred securities of ESB Capital Trust III on March 18, 2013 with the aforementioned proceeds of a $10.0 million loan from WesBanco.

On February 10, 2005, ESB Capital Trust IV (Trust IV), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $35.0 million fixed/variable rate preferred securities. The Company purchased $1.1 million of common securities of Trust IV. The preferred securities are fixed at a rate of 6.03% for six years and then are variable with a quarterly reset equal to the three month LIBOR index plus 1.82%. The preferred securities have a stated maturity of thirty years. Trust IV’s obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust IV to invest in $36.1 million of fixed/variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust IV. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of February 10, 2035, on or after February 10, 2011, at the redemption price, which is equal to the liquidation amount, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated February 10, 2005, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The issuance of these preferred securities did not have any deferred debt issuance costs associated with it.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
8.	Income Taxes

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 is comprised of the following:

(Dollar amounts in thousands)	2012	2011	2010

Current expense:
Federal	$3,578	$5,170	$3,951
State	48	31	(21)

	3,626	5,201	3,930

Deferred benefit:
Federal	(412)	(1,758)	(394)
State	22	(63)	17

	$3,236	$3,380	$3,553

In addition to income taxes applicable to income before taxes in the consolidated statements of operations, the following income tax amounts were recorded to stockholders’ equity during the years ended December 31, 2012, 2011 and 2010:

(Dollar amounts in thousands)	2012	2011	2010

Net (gain) loss on securities available for sale	$(4,072)	$(4,350)	$2,497
Net loss on fair value adjustment on derivatives	74	965	1,043
Net unrecognized pension cost (benefit)	14	15	(63)
Compensation expense for tax purposes in excess of amounts recognized for financial statement purposes	48	55	74

	$(3,936)	$(3,315)	$3,551

The tax effects of temporary differences between the financial reporting basis and income tax basis of assets and liabilities that are included in the net deferred tax asset as of December 31, relate to the following:

(Dollar amounts in thousands)	2012	2011
Deferred tax assets:
Allowances for losses on loans and real estate owned	$2,369	$2,309
General business credit	-	217
Minimum tax credit carry forward	3,834	3,880
Writedown of debt	1,305	1,334
Real estate acquired through foreclosure, net	213	336
State net operating loss carryover	568	601
Defined benefit plans	325	311
Mortgage servicing rights	3	2
Investment in joint ventures	1,210	1,225
Interest rate swaps	3,733	1,936
Other	2,407	1,856

Total gross deferred tax assets	15,967	14,007
Less state valuation allowance	234	245

Deferred tax assets after valuation allowance	15,733	13,762

Deferred tax liabilities:
Investment in securities available for sale	17,588	13,516
Accretion of discounts	3	47
Core deposit intangible	101	189
Purchase price adjustments	63	105
Other	218	282

Gross deferred tax liabilities	17,973	14,139

Net deferred tax (liability)	$(2,240)	$(377)

As of December 31, 2012 and 2011, the Company determined that it was not required to establish a valuation allowance for federal deferred tax assets since it is more likely than not that the deferred tax asset will be realized through carry-back to taxable income in prior years, future reversals of existing taxable temporary differences and, to a lesser extent, future taxable income.

The alternative minimum tax credit of $3.8 million is available to reduce future regular income taxes over an indefinite period.

A portion of the deferred tax assets relating to state net operating loss carryforwards were recorded as part of the purchase price allocation of the acquisition of PHSB Financial Corporation and its wholly owned subsidiary Peoples Home Savings Bank during 2005. The state net operating loss carryforward of $3.6 million expires in 2024. This net operating loss was generated by PHSB Financial Corporation in its final tax return. The Company created an additional state deferred tax asset relating to write-downs taken at the Company’s joint venture projects. The Company did establish a partial valuation allowance for this asset since it is more likely than not that a portion of the deferred tax asset will not be realized through future taxable income. At December 31, 2012 and 2011, the valuation allowance for state deferred tax assets was $234,000 and $245,000, respectively.

A reconciliation between the provision for income taxes and the amount computed by multiplying operating results before income taxes by the statutory federal income tax rate of 35% for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Tax at statutory rate	35.0%	35.0%	35.0%
(Decrease) increase resulting from:
Tax free income, net of interest disallowance	(14.2%)	(12.6%)	(11.6%)
State income taxes, net of Federal income tax benefit	0.2%	0.1%	(0.1%)
Earnings of BOLI	(1.2%)	(1.3%)	(1.4%)
Other, net	(1.9%)	(2.7%)	(2.0%)

Effective rate	17.8%	18.5%	19.9%

The Company and its subsidiaries file a consolidated federal income tax return. Prior to 1996, the Bank was permitted under the Internal Revenue Code to deduct an annual addition to a reserve for bad debts in determining taxable income, subject to certain limitations. Subsequent to 1995, the Bank’s bad debt deduction is based on actual net charge-offs. Bad debt deductions for income tax purposes are included in taxable income of later years only if the Bank’s base year bad debt reserve is used subsequently for purposes other than to absorb bad debt losses. Because the Bank does not intend to use the reserve for purposes other than to absorb losses, no deferred income taxes have been provided prior to 1987. Retained earnings at December 31, 2011 (the most recent date for which a tax return has been filed) include approximately $17.7 million, representing such bad debt deductions for which no deferred income taxes have been provided.

GAAP prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. Guidance is also provided on the accounting for and disclosure of unrecognized tax benefits, interest and penalties.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. The Company’s federal and state income tax returns for taxable years through December 31, 2008 have been closed for purposes of examination by the IRS and the Pennsylvania Department of Revenue.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
9.	Employee Benefit Plans

Retirement Savings Plan

The Company has a defined contribution employee retirement plan for the benefit of substantially all employees. The plan provides for regular employer payments that match each participating employee’s contribution to their individual tax-deferred retirement account. Employees can contribute up to 100% of their compensation, less required deductions, to the plan and the Company matches 100% of the first 1% and 50% of the remaining 2% through 6% of employee contributions in stock of the Company. The Company contributed $313,000, $286,000 and $272,000 to the plan during 2012, 2011 and 2010, respectively.

Employee Stock Ownership Plan

The Company has a tax qualified Employee Stock Ownership Plan (ESOP) for the benefit of its employees. Employees begin to participate in the plan January 1 of the year following their date of hire. Participants become 25% vested in their accounts after two years of service, 50% after three years of service, 75% after four years of service and 100% after five years of service or, if earlier, upon death, disability or attainment of normal retirement age.

The purchase of shares of the Company’s stock by the ESOP is funded by a loan and contributions from the Company, through the Bank. Unreleased ESOP shares collateralize the loan payable and the cost of these shares is recorded as a contra-equity account in stockholders’ equity of the Company. The ESOP’s loan payable bears a weighted-average interest rate of 4.68% and matures in 2016. Shares released as debt payments are made by the ESOP to the loan. The ESOP’s sources of repayment of the loans can include dividends, if any, on the unallocated stock held by the ESOP and discretionary contributions from the Company to the ESOP and earnings thereon.

Dividends received on unallocated ESOP shares during 2012, 2011 and 2010 amounted to $169,899, $111,622 and $22,305, respectively. All of the unallocated dividends were used for debt service on the loan. The Company contributed $1.3 million, $1.3 million and $1.1 million for each of the years ended December 31, 2012, 2011 and 2010. The ESOP incurred interest on the loan of $181,122, $205,562 and $23,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Compensation is recognized under the shares released method and compensation expense is equal to the fair value of the shares committed to be released and unallocated ESOP shares are excluded from outstanding shares for purposes of computing EPS.

During 2012, 2011 and 2010, the Company recognized compensation expense related to the ESOP of $1.4 million, $1.3 million and $1.2 million, respectively.

As of December 31, 2012 and 2011, the ESOP held a total of 2,242,511 and 2,111,061 shares, respectively, of the Company’s stock and there were 246,746 and 329,656 unallocated shares, respectively, with a fair value of $3,422,367 and $4,638,260, respectively. During 2012 and 2011, 82,910 and 64,303 shares were released for allocation, respectively. During 2012, 2011 and 2010, 25,090, 43,697 and 18,781 additional shares were purchased by the Company to be released for allocation at a cost of $329,000, $504,000 and $189,000, respectively. These amounts were included in the Company’s compensation expense related to the ESOP.

Stock Option Plans

The Company maintains various stock option plans (Option Plans), which provide for the grant of stock options to directors, officers and other key employees. The Option Plans provide for the grant of both incentive stock options and compensatory stock options. Stock options are granted at an exercise price equal to the market price at the date of grant, the options vest over a specified time and are exercisable on the date they vest and have a maximum term of ten years. These terms are discretionary. Stock option activities under the Option Plans for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010

	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share
Outstanding at beginning of year	918,604	$10.89	1,001,175	$10.23	972,326	$9.54
Granted	216,330	12.60	117,722	13.19	151,956	12.42
Exercised	(93,421)	9.51	(121,945)	8.81	(93,827)	7.60
Forfeited	(45,129)	10.53	(78,348)	9.22	(29,280)	6.92

Outstanding at end of year	996,384	11.41	918,604	10.89	1,001,175	10.23

Exercisable at end of year	689,700	$10.95	661,538	$10.53	731,438	$10.08

The following table summarizes certain characteristics of issued stock options as of December 31, 2012:

Year Issued	Options Outstanding	Exercise Price	Average Remaining Contractual Life (in years)
2003	76,426	$12.80	0.9
2004	81,132	12.09	1.9
2005	60,892	10.17	2.3
2005	16,032	10.33	2.3
2006	53,220	8.96	3.9
2007	51,927	8.43	4.9
2008	67,353	8.59	5.9
2009	113,760	9.62	6.9
2010	144,540	12.42	7.9
2011	114,772	13.19	8.9
2012	216,330	12.60	9.9

	996,384	$11.41	6.4

Management Recognition Plan and Restricted Stock Plan

In connection with previous acquisitions, the Company acquired shares of stock held in trust for potential future distribution to management and key employees for compensation purposes. As of December 31, 2012, there were 12,697 shares held in the Management Recognition Plan (MRP) trust.

In May 2004, the Company awarded 31,450 shares to eligible individuals, 4,820 shares vested on the date of the grant, 23,225 shares subsequently vested and 3,405 shares have been forfeited. The price on the grant date was $12.81 and the fair value of the shares was approximately $403,000.

In May 2005, the Company awarded 700 shares to eligible individuals, 75 shares vested on the date of the grant and 625 shares subsequently vested. The price on the grant date was $13.25 and the fair value of the shares was approximately $10,000.

In November 2011, the Company awarded 15,865 shares to eligible individuals, 1,584 shares vested on the date of the grant, 1,584 shares subsequently vested and the remaining 12,697 shares will vest over a scheduled vesting period ending in 2020.

In November 2011, the Company awarded 74,135 shares, from the restricted stock plan (RSP), to eligible individuals, 7,416 shares vested on the date of the grant, 7,416 shares have subsequently vested and the remaining 59,303 shares will vest over a scheduled vesting period ending in 2020. Upon vesting the shares will be awarded to the individuals.

In November 2012, the Company awarded 27,777 shares, from the RSP, to eligible individuals, 5,553 shares vested on the date of the grant and the remaining 22,224 shares will vest over a scheduled vesting period ending in 2016. Upon vesting the shares will be awarded to the individuals.

Compensation expense, related to the MRP, recognized in 2012, 2011 and 2010 was $21,000, $37,000 and $35,000, respectively. The Company is expected to recognize compensation expense of $21,000, $21,000, $21,000, $21,000, $21,000 and $63,000 for the years 2013, 2014, 2015, 2016, 2017 and thereafter.

Compensation expense, related to the RSP, recognized in 2012 was $150,000. The Company is expected to recognize compensation expense of $142,000, $144,000, $149,000, $148,000, $89,000 and $273,000 respectively for the years 2013, 2014, 2015, 2016, 2017 and thereafter.

The following is a summary of the changes in the stock for the MRP and RSP during the years ended December 31, 2012, 2011 and 2010:

Shares
Nonvested restricted stock as of January 1, 2010	5,515
Granted	-
Vested	(2,760)
Forfeited	-

Nonvested restricted stock as of December 31, 2010	2,755
Granted	90,000
Vested	(11,630)
Forfeited	(125)

Nonvested restricted stock as of December 31, 2011	81,000
Granted	27,777
Vested	(14,553)
Forfeited	-

Nonvested restricted stock as of December 31, 2012	94,224

Excess Benefit Plan

The Company has adopted an excess benefit plan for the purpose of permitting an executive officer and any other employees of the Company who may be designated pursuant to the plan, to receive certain benefits that the executive officer and any other employees of the Company otherwise would be eligible to receive under the Company’s retirement and profit sharing plan and ESOP but for the limitations set forth in Section 401(a)(17), 402(g) and 415 of the Internal Revenue Code of 1986, as amended (the “Code”). Pursuant to the excess benefit plan, during any plan year the Company shall make matching contributions on behalf of the participant in an amount equal to the amount of matching contributions that would have been made by the Company on behalf of the participant but for limitations in the Code, less the actual amount of matching contributions actually made by the Company on behalf of the participant. Finally, the excess benefit plan generally provides that during any plan year a participant shall receive a supplemental ESOP allocation in an amount equal to the amount which would have been allocated to the participant but for limitations in the Code, less the amount actually allocated to the participant pursuant to the ESOP. The supplemental benefits to be received by a participant pursuant to the excess benefit plan shall be credited to an account maintained pursuant to the plan within 180 days after the end of each plan year. The Company maintains a trust, which currently holds 74,519 shares of common stock, to fund its obligation under the excess benefit plan.

Supplemental Executive Retirement Plan and Directors’ Retirement Plan

The Company has adopted a Supplemental Executive Benefit Plan (SERP) in order to provide supplemental retirement and death benefits for certain key employees of the Company. Under the SERP, participants shall receive an annual retirement benefit following retirement at age 65 equal to 25% of the participant’s final average pay multiplied by a target retirement benefit percentage. Final average pay is based upon the participant’s last three year’s compensation and the target benefit percentage is equal to the fraction resulting from the participant’s years of credited service divided by 20, this targeted percentage is capped at 100%. Benefits under the plan are payable in ten equal annual payments and a lesser benefit is payable upon early retirement at age 50 with at least twelve years of service. If a participant dies prior to retirement, the participant’s estate will receive a lump sum payment equal to the net present value of future benefit payments under the plan. At December 31, 2012, the participants in the plan had credited service under the SERP ranging from 22 to 34 years.

The Company and the Bank have adopted the ESB Financial Corporation Directors’ Retirement Plan and entered into director retirement agreements with each director of the Company and the Bank. The plan provides that any retiring director with a minimum of five or more years of service with the Company or the Bank and a minimum of 10 total years of service, including years of service with any bank acquired by the Company or the Bank, that remains in continuous service as a board member until age 75 will be entitled to receive an annual retirement benefit equal to his or her director’s fees earned during the last full calendar year prior to his or her retirement date, multiplied by a ratio, ranging from 25% to 80%, based on the director’s total years of service. The maximum ratio of 80% of fees requires 20 or more years of service and the minimum ratio of 25% of fees requires 10 years of service. Retirement benefits may also be payable under the plan if a director retires from service as a director prior to attaining age 75. During 2012, three directors received monthly benefits under the plan.

The following table sets forth the obligation and funded status as of December 31, 2012 and 2011:

(Dollar amounts in thousands)	Directors’ Retirement Plan		SERP
	2012	2011	2012	2011

Change in benefit obligation
Benefit obligation at beginning of year	$829	$843	$2,678	$2,365
Service Cost	6	5	81	64
Interest Cost	34	41	120	123
Actuarial losses	30	16	166	211
Benefits paid	(72)	(76)	(85)	(85)

Benefit obligation at end of year	827	829	2,960	2,678

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-	-
Employer contributions	72	76	85	85
Benefits paid	(72)	(76)	(85)	(85)

Fair value of plan assets at end of year	-	-	-	-

Funded Status	$(827)	$(829)	$(2,960)	$(2,678)

Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	$56	$36	$465	$408
Prior service cost	-	22	-	-
Transition obligation	-	-	108	136

Total	$56	$58	$573	$544

The accumulated benefit obligation for the director’s retirement plan was $793,000 and $791,000 at December 31, 2012 and 2011, respectively and for the SERP were $2.7 million and $2.4 million at December 31, 2012 and 2011, respectively.

The components of net periodic benefit cost and other amounts recognized in AOCI at December 31, 2012, 2011 and 2010 are as follows:

(Dollar amounts in thousands)	Directors’ Retirement Plan			SERP
	2012	2011	2010	2012	2011	2010

Net Periodic Pension Cost
Service cost	$6	$5	$25	$81	$64	$60
Interest cost	34	41	45	120	123	124
Amortization of transition obligation	-	-	-	41	41	41
Amortization of net loss	-	-	-	81	55	57
Amortization of prior service cost	33	87	87	-	-	-

Net periodic pension cost	$73	$133	$157	$323	$283	$282

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	$(7)	$11	$7	$51	$101	$(46)
Amortization of transition obligation	-	-	-	(29)	(27)	(27)
Amortization of prior service cost	(22)	(57)	(57)	-	-	-

Total recognized in other comprehensive income	$(29)	$(46)	$(50)	$22	$74	$(73)

The estimated net loss, transition obligation and prior service cost for the director’s retirement plan and SERP plans that will be amortized from AOCI into net periodic benefit cost over the next fiscal year are approximately $0 and $95,000, respectively.

The weighted average assumptions used to determine benefit obligations and net periodic pension cost at the measurement dates were as follows:

	Directors’ Retirement Plan		SERP
	2012	2011	2012	2011

Discount rate	4.50%	5.25%	3.75%	5.25%
Rate of compensation increase	2.50%	2.50%	4.00%	4.00%

At December 31, 2012, the projected benefit payments for the director’s retirement plan were $125,000, $161,000, $128,000, $129,000, $129,000 and $127,000 for years 2013, 2014, 2015, 2016, 2017 and thereafter, respectively. At December 31, 2012, the projected benefit payments for the SERP were $85,000, $85,000, $85,000, $85,000, $279,000 and $4.7 million for years 2013, 2014, 2015, 2016, 2017 and thereafter. The projected payments were calculated using the same assumptions as those used to calculate the benefit obligations listed above.

Other Comprehensive Income (loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (loss) [Abstract]
Other Comprehensive Income (loss)
10.	Other Comprehensive Income (loss)

The components of AOCI, net of tax as of year-end were as follows:

(Dollar amounts in thousands)	2012	2011
Net unrealized gain on securities available for sale	$29,465	$25,101
Accumulated loss on effective cash flow hedging derivatives	(3,733)	(3,596)
Net unrecognized pension cost	(629)	(601)

Total	$25,103	$20,904

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

In the ordinary course of business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. In addition, the Company is involved in certain claims and legal actions arising in the ordinary course of business. The outcome of these claims and actions are not presently determinable; however, in the opinion of the Company’s management, after consulting legal counsel, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position. The following table presents the notional amount of the Company’s off-balance sheet financial instruments as of December 31, 2012 and 2011:

(Dollar amounts in thousands)	2012	2011
Loans in process and commitments:
Fixed interest rate	$18,732	$25,487
Variable interest rate	13,617	16,585
Lines of credit (unfunded):
Commercial	21,544	22,312
Consumer	51,375	51,145
Letters of credit:
Standby	15,423	14,461
Interest Rate Cap Contracts	170,000	200,000
Interest Rate Swap Contracts	35,000	35,000

Commitments to extend credit involve, to a varying degree, elements of credit and interest rate risk in excess of amounts recognized in the consolidated statement of financial condition. The Company’s exposure to credit loss in the event of non-performance by the other party for commitments to extend credit is represented by the contractual amount of these commitments, less any collateral value obtained. The Company uses the same credit policies in making commitments as for on-balance sheet instruments.

The Company’s distribution of commitments to extend credit approximates the distribution of loans receivable outstanding. The fair value of the off balance sheet items approximated the carrying value of those items at those dates.

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
12.	Fair Value

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in the active markets for identical assets or liabilities as of the reported date.

Level II:

Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:

Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following tables present the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2012 and 2011 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2012

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,848	$36,179	$38,027
Municipal securities	-	190,887	-	190,887
Equity securities	1,818	-	-	1,818
Corporate bonds	-	225,795	-	225,795
Mortgage backed securities
U.S. sponsored entities	-	649,933	-	649,933
Private label	-	4,316	-	4,316

Subtotal mortgage-backed securities	-	654,249	-	654,249

Total securities available for sale	$1,818	$1,072,779	$36,179	$1,110,776

Other Assets
Interest rate caps	-	90	-	90

Total other assets	$-	$90	$-	$90

Liabilities:
Other Liabilities
Interest rate swaps	-	5,743	-	5,743

Total other liabilities	$-	$5,743	$-	$5,743

As of December 31, 2011

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,755	$35,789	$37,544
Municipal securities	-	184,485	-	184,485
Equity securities	2,103	-	-	2,103
Corporate bonds	-	164,779	-	164,779
Mortgage backed securities
U.S. sponsored entities	-	732,302	-	732,302
Private label	-	8,903	-	8,903

Subtotal mortgage-backed securities	-	741,205	-	741,205

Total securities available for sale	$2,103	$1,092,224	$35,789	$1,130,116

Other Assets
Interest rate caps	-	532	-	532

Total other assets	$-	$532	$-	$532

Liabilities:
Other Liabilities
Interest rate swaps	-	5,531	-	5,531

Total other liabilities	$-	$5,531	$-	$5,531

Due to recent uncertainties in the credit markets broadly and the lack of both trading and new issuance of floating rate trust preferred securities, market price indications generally reflect the lack of liquidity in these markets. Due to this lack of practical quoted prices, fair value for floating rate trust preferred securities has been determined using a discounted cash-flow technique. Cash flows are estimated based upon the contractual terms of each instrument. Market rates have been calculated based upon the five year historical discount margin for these instruments from August 2002 through August 2007, when the market was more liquid. These market rates were then adjusted for credit spreads and liquidity risk given the current markets. Credit spreads are based upon the Moody’s rating for each bond and range from 45 to 80 basis points. Liquidity risk adjustments ranged from 20 to 65 basis points where the securities of the 15 largest banks in the United States are assigned 20 to 40 basis points and banks outside of the top 15 were given a higher liquidity risk adjustment. Approximately $17.9 million or 49.4% of the $36.2 million in floating rate trust preferred securities represent investments in two of the four largest banks in the United States.

The following table presents the changes in the Level III fair-value category for the years ended December 31, 2012 and 2011. The Company classifies financial instruments in Level III of the fair-value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly.

Fair value measurements using significant unobservable inputs (Level III):

	Trust Preferred Securities
	2012	2011
Beginning balance January 1,	$35,789	$37,361
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(5)	(78)
Included in other comprehensive income (loss)	381	(1,008)
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	-	(500)

Ending balance, December 31,	$36,179	$35,789

The following table summarizes changes in unrealized gains and losses recorded in earnings for the year ended December 31, 2012 and December 31, 2011, for Level III assets and liabilities that were still held at December 31, 2012 and 2011:

	Securities available for sale
	2012	2011
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(5)	(78)

Total	$9	$(64)

For Level III assets measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant observable inputs used in the fair value measurements were as follows:

(Dollar amounts in thousands)	Fair Value at December 31, 2012	Fair Value at December 31, 2011	Valuation Technique	Significant Unobservable Inputs	Range/Weighted Average
Trust Preferred Securities	$36,179	$35,789	Discounted Cash Flow	Credit Spreads	45-80 basis points
				Liquidity Risk Adjustments	20-65 basis points
				Default Rates	.6% -1%
Impaired Loans	14,740	14,054	Discounted Cash Flow	Remaining term Discount Rate	.7 yrs to 21.8 yrs 3.8% - 7.0%
			Appraisal of collateral (1)	Interest Rate	3.3% - 16.3%
Real estate acquired through foreclosure	2,441	3,883	Appraisal of collateral (1)	N/A	N/A
Servicing assets	14	16	Discounted Cash Flow	Remaining term	.2 yrs - 18.8 yrs
				Discount Rate	11.25% - 12.25%

(1)

Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level III inputs which are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

The significant unobservable inputs in the fair value measurement of the Company’s trust preferred securities are the credit spreads, liquidity risk adjustments and default rates as described in Investment Securities Available for Sale. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The Company may be required periodically to measure certain assets and liabilities at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets. During 2012 and 2011, the Company incurred write-downs on its REO properties of $370,000 and $958,000, respectively. There were no adjustments to the fair value of the Company’s remaining assets and liabilities measured at fair value on a nonrecurring basis in accordance with GAAP during the respective periods.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments
13.	Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments, consisting of commitments to extend credit, commitments under line of credit lending arrangements and letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are received.

The following methods and assumptions were used in estimating fair values of financial instruments.

Cash and cash equivalents – The carrying amounts of cash equivalents approximate their fair values. Securities available for sale – With the exception of floating rate trust preferred securities, fair values for securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique which is widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities. The determination of the fair value of the trust preferred securities is discussed more fully in footnote 12, Fair Value.

Securities receivable- The carrying amount of securities receivable approximates their fair values.

Loans receivable– Fair values for loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values of impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Accrued interest receivable and payable – The carrying amounts of accrued interest approximate their fair values.

FHLB stock – FHLB stock is restricted from trading purposes and thus, the carrying value approximates its fair value.

Bank owned life insurance (BOLI) – The fair value of BOLI at December 31, 2012 and December 31, 2011 approximated the cash surrender value of the policies at those dates.

Interest rate cap and interest rate swap contracts – Fair values of interest rate cap and interest rate swap contracts are based on dealer quotes.

Deposits – The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies current market interest rates to a schedule of aggregated expected monthly maturities.

Borrowed funds and subordinated debt – For variable rate borrowings, fair values are based on carrying values. For fixed rate borrowings, fair values are based on the discounted value of contractual cash flows and on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. Fair values of structured borrowings are based on dealer quotes.

Advance payments by borrowers for taxes and insurance- The fair value of the advance payments by borrowers for taxes and insurance approximated the carrying value of those commitments at those dates.

The following table sets forth the carrying amount and fair value of the Company’s financial instruments included in the consolidated statement of financial condition as of December 31:

As of December 31, 2012

(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,064	$15,064	$-	$-	$15,064
Securities	1,110,776	1,818	1,072,779	36,179	1,110,776
Securities receivable	1,277	1,277	-	-	1,277
Loans receivable	672,086	-	-	702,206	702,206
Accrued interest receivable	8,068	8,068	-	-	8,068
FHLB stock	15,077	15,077	-	-	15,077
Bank owned life insurance	30,025	30,025	-	-	30,025
Interest rate cap contracts	90	-	90	-	90
Financial liabilities:
Deposits	1,178,057	546,298	-	641,430	1,187,728
Borrowed funds	484,556	-	260,333	249,550	509,883
Junior subordinated notes	46,393	-	25,001	-	25,001
Advance payment by borrowers for taxes and insurance	2,619	2,619	-	-	2,619
Accrued interest payable	1,344	1,344	-	-	1,344
Interest rate swap contracts	5,743	-	5,743	-	5,743

As of December 31, 2011
(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$38,848	$38,848	$-	$-	$38,848
Securities	1,130,116	2,103	1,092,224	35,789	1,130,116
Securities receivable	1,148	1,148	-	-	1,148
Loans receivable	648,921	-	-	679,819	679,819
Accrued interest receivable	9,227	9,227	-	-	9,227
FHLB stock	21,256	21,256	-	-	21,256
Bank owned life insurance	30,802	30,802	-	-	30,802
Interest rate cap contracts	532	-	532	-	532
Financial liabilities:
Deposits	1,156,410	492,794	-	675,644	1,168,438
Borrowed funds	560,567	-	263,288	331,588	594,876
Junior subordinated notes	46,393	-	20,361	-	20,361
Advance payment by borrowers for taxes and insurance	2,519	2,519	-	-	2,519
Accrued interest payable	1,676	1,676	-	-	1,676
Interest rate swap contracts	5,531	-	5,531	-	5,531

Regulatory Matters and Insurance of Accounts	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Insurance of Accounts [Abstract]
Regulatory Matters and Insurance of Accounts
14.	Regulatory Matters and Insurance of Accounts

The Company’s subsidiary bank, ESB Bank, is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements could result in certain mandatory – and possibly additional discretionary – actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balancesheet items as calculated under regulatory accounting practices. The capital amounts and their related classification for the Bank are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy requires the Bank to maintain minimum amounts and ratios (set forth in the table below) of total capital (as defined in the regulations), tier 1 leverage capital (as defined) and tier 1 risk-based capital (as defined). As of December 31, 2012, the Bank met all capital adequacy requirements to which it is subject.

As of December 31, 2012 and 2011, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total, tier 1 leverage and tier 1 risk-based capital ratios as set forth in the following table. As of December 31, 2012, there are no conditions or events since that notification that have changed the categorization.

Tier 1 leverage capital level in the following table is presented as a percentage of total adjusted assets (as defined in the regulations); total capital and tier 1 risk based capital levels are shown as a percentage of risk-weighted assets (as defined).

The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions is 5%, 6% and 10% for tier 1 leverage, tier I risk-based and total capital ratios, respectively.

The following table sets forth certain information concerning regulatory capital of the Bank:

(Dollar amounts in thousands)	Actual		For Capital Adequacy Purposes:		To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:
Total Capital	$164,082	15.21%	$86,309	8.00%	$107,886	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$157,313	8.70%	$72,355	4.00%	$90,444	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$157,313	14.58%	$43,154	4.00%	$64,732	6.00%
(to Risk Weighted Assets)

As of December 31, 2011:
Total Capital	$156,945	15.10%	$83,143	8.00%	$103,929	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$150,347	7.91%	$75,989	4.00%	$94,987	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$150,347	14.47%	$41,572	4.00%	$62,358	6.00%
(to Risk Weighted Assets)

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)
15.	Quarterly Financial Data (unaudited)

Quarterly earnings per share data may vary from annual earnings due to rounding.

(Dollar amounts in thousands, except share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012:
Interest income	$18,870	$18,590	$17,943	$17,109
Interest expense	7,873	7,581	7,168	6,778

Net interest income	10,997	11,009	10,775	10,331
Provision for loan losses	200	300	350	250

Net interest income after provision for loan losses	10,797	10,709	10,425	10,081
Net realized gain on securities available for sale	267	-	197	282
Other noninterest income	1,456	1,538	1,440	2,144
Noninterest expense	7,722	7,491	7,248	7,817

Income before provision for income taxes	4,798	4,756	4,814	4,690
Provision for income taxes	845	799	793	799

Net income before noncontrolling interest	3,953	3,957	4,021	3,891
Less: net income attributable to the noncontrolling interest	168	276	87	388

Net income attributable to ESB Financial Corporation	$3,785	$3,681	$3,934	$3,503

Net income per share
Basic	$0.26	$0.26	$0.27	$0.25
Diluted	$0.26	$0.25	$0.27	$0.25
2011:
Interest income	$19,955	$20,199	$19,817	$19,256
Interest expense	9,138	8,979	8,723	8,300

Net interest income	10,817	11,220	11,094	10,956
Provision for loan losses	300	200	300	330

Net interest income after provision for loan losses	10,517	11,020	10,794	10,626
Net realized loss on securities available for sale	-	-	(83)	(364)
Other noninterest income	1,489	1,678	1,281	305
Noninterest expense	7,182	7,024	6,703	7,153

Income before provision for income taxes	4,824	5,674	5,289	3,414
Provision for income taxes	896	1,160	1,010	314

Net income before noncontrolling interest	3,928	4,514	4,279	3,100
Less: net income attributable to the noncontrolling interest	268	230	315	98

Net income attributable to ESB Financial Corporation	$3,660	$4,284	$3,964	$3,002

Net income per share
Basic	$0.25	$0.30	$0.27	$0.21
Diluted	$0.25	$0.29	$0.27	$0.21

ESB Financial Corporation - Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2012
ESB Financial Corporation Condensed Financial Statements (Parent Company Only) [Abstract]
ESB Financial Corporation Condensed Financial Statements (Parent Company Only)
16.	ESB Financial Corporation – Condensed Financial Statements (Parent Company Only)

Following are condensed financial statements for the parent company as of and for the years ended December 31, 2012 and 2011:

Condensed Statements of Financial Condition
(Dollar amounts in thousands)	2012	2011
Assets:
Interest-earning deposits	$1,091	$6,658
Securities available for sale	34,889	30,607
Equity in net assets of subsidiaries	227,695	216,883
Other assets	5,969	6,447

Total assets	$269,644	$260,595

Liabilities and stockholders’ equity:
Subordinated debt, net	$46,393	$46,393
Accrued expenses and other liabilities	27,553	33,958
Stockholders’ equity	195,698	180,244

Total liabilities and stockholders’ equity	$269,644	$260,595

Condensed Statements of Operations
(Dollar amounts in thousands)	2012	2011	2010
Income:
Equity in undistributed earnings of subsidiaries	$6,356	$1,664	$8,024
Dividends from subsidiaries	10,000	15,000	8,000
Management fee income, from subsidiaries	48	36	36
Net gain on sale of securities available for sale	629	141	-
Other than temporary impairment losses on securities available for sale	(26)	(317)	(217)
Interest and other income	1,126	1,365	1,432

Total income	18,133	17,889	17,275
Expense:
Interest expense, to subsidiary	2,957	3,257	3,326
Compensation and employee benefits	632	432	423
Other	657	445	376

Total expense	4,246	4,134	4,125

Income before benefit from income taxes	13,887	13,755	13,150
Benefit from income taxes	(1,016)	(1,155)	(1,081)

Net income	$14,903	$14,910	$14,231

Condensed Statements of Comprehensive Income
(Dollar amounts in thousands)	2012	2011	2010

Net Income before noncontrolling interest	$15,822	$15,821	$14,664

Other comprehensive income (loss) (net of tax and reclassifications)
Net change in unrealized gains (losses):
Gains (losses) arising during the period	741	368	240
Income tax effect	(259)	(129)	(82)

	482	239	158

(Gains) losses recognized in earnings	(629)	(141)	-
Income tax effect	221	49	-

	(408)	(92)	-

Unrealized holding gains on securities available for sale not other-than-temporarily-impaired, net of tax	74	147	158

Fair value adjustment on derivatives	(211)	(2,631)	(3,070)
Income tax effect	74	921	1,044

	(137)	(1,710)	(2,026)

Other comprehensive income (loss) of bank subsidiary	4,262	7,133	(5,456)

Total Comprehensive income (loss), net of tax	4,199	5,570	(7,324)

Net comprehensive income before noncontrolling interest	20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	919	911	433

Net comprehensive income attributable to ESB Financial Corporation	$19,102	$20,480	$6,907

Condensed Statements of Cash Flows
(Dollar amounts in thousands)	2012	2011	2010
Operating activities:
Net income	$14,903	$14,910	$14,231
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,356)	(1,664)	(8,024)
Net realized gain on securities available for sale	(629)	(141)	-
Other than temporary impairment losses on securities available for sale	26	317	217
Compensation expense on ESOP and MRP	1,602	1,445	1,232
Other, net	1,148	(2,190)	(1,835)

Net cash provided by operating activities	10,694	12,677	5,821

Investing activities:
Purchases of securities	(14,411)	(6,733)	(10,178)
Principal repayments of securities	9,405	7,698	9,217
Proceeds from the sale of securities available for sale	1,342	204	-

Net cash (used in) provided by investing activities	(3,664)	1,169	(961)

Financing activities:
Proceeds from long term borrowings	(5,200)	-	-
Proceeds received from exercise of stock options	794	832	614
Dividends paid	(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock	(541)	(4,754)	(1,143)
Stock purchased by ESOP	(329)	(504)	(189)

Net cash used in financing activities	(12,597)	(9,835)	(5,533)

(Decrease) increase in cash equivalents	(5,567)	4,011	(673)
Cash equivalents at beginning of period	6,658	2,647	3,320

Cash equivalents at end of period	$1,091	$6,658	$2,647

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

On January 23, 2013, the Company entered into a loan agreement with Wesbanco Bank, Inc. in connection with a multiple advance term loan in the amount of up to $10.0 million and a revolving line of credit loan in the amount of up to $10.0 million. The term loan bears an interest rate of 3.75% per annum and has a term of five years. The line of credit has an interest rate equal to LIBOR plus 2.75% per annum and shall expire on April 30, 2014, unless extended. The proceeds of the term loan will be used for (i) the redemption of the outstanding $5.1 million aggregate principal amount of floating rate junior subordinated debt securities due 2033 at 100% of the principal amount of the debt securities plus accrued and unpaid interest and the like redemption of the trust preferred and common securities of ESB Capital Trust II and (ii) redemption of the outstanding $5.1 million aggregate principal amount of floating rate junior subordinated deferrable interest debentures due 2033 at 100% of the principal amount of the debt securities plus accrued and unpaid interest and the like redemption of the trust preferred and common securities of ESB Statutory Trust III. The line of credit will be available for general corporate purposes. The Company redeemed the debt securities and the like redemption of the trust preferred and common securities of ESB Capital Trust II on January 24, 2013 and has provided notice to the trustee for the redemption of the debt securities and like redemption of the trust preferred and common securities of ESB Capital Trust III on March 18, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

ESB Financial Corporation (the Company) is a publicly traded Pennsylvania thrift holding company. The consolidated financial statements include the accounts of the Company and its direct and indirect wholly owned subsidiaries, ESB Bank (ESB or the Bank), THF, Inc. (THF), AMSCO, Inc. (AMSCO) and ESB Financial Services, Inc. ESB is a Pennsylvania chartered Federal Deposit Insurance Corporation (FDIC) insured stock savings bank.

AMSCO is engaged in real estate development and construction of 1-4 family residential units independently or in conjunction with its joint ventures. The Bank has provided all development and construction financing. The joint ventures which are 51% owned or greater by AMSCO have been included in the consolidated financial statements and are reflected within other noninterest income or expense. The Bank’s loans to AMSCO and related interest have been eliminated in consolidation.

In addition to the elimination of the loans and interest to the joint ventures described above, all other significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make some estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts previously reported have been reclassified to conform to the current year financial statement presentation. The reclassification had no effect on net income.

Operating Segments

Operating Segments

An operating segment is defined as a component of an enterprise that engages in business activities that generate revenue and incur expense, the operating results of which are reviewed by management and for which discrete financial information is available. The Company conducts business through 23 full service banking branches, one loan production office and its various other subsidiaries. Loans and deposits are primarily generated from the areas where banking branches are located. The Company derives its income predominantly from interest on loans and securities and to a lesser extent, noninterest income. The Company’s principal expenses are interest paid on deposits and borrowed funds and normal operating costs. The Company’s operations are principally in the savings and loan industry. Consistent with internal reporting, the Company’s operations are reported in one operating segment, which is community banking.

Cash Equivalents

Cash Equivalents

Cash equivalents include cash on hand and in banks, interest-earning deposits with original maturities of 120 days or less and federal funds sold. The Board of Governors of the Federal Reserve imposes certain reserve requirements on all depository institutions. These reserves are maintained in the form of vault cash or as a noninterest bearing balance with the Federal Reserve Bank. Required reserves at the Federal Reserve Bank averaged $1.0 million and $824,000 during the year 2012 and 2011, respectively.

Securities Available for Sale and Held for Maturity

Securities Available for Sale and Held for Maturity

Securities include investments primarily in bonds, notes and to a lesser extent equity securities and are classified as either available for sale or held to maturity at the time of purchase based on management’s intent. Such intent includes consideration of the interest rate environment, prepayment risk, credit risk, maturity and repricing characteristics, liquidity considerations, investment and asset/liability management policies and other pertinent factors. Unrealized holding gains and losses, net of applicable income taxes, on available for sale securities are reported as accumulated other comprehensive income (AOCI) until realized. Gains and losses on the sale of securities are determined using the specific identification method and are included in operations in the period sold.

Management monitors all of the Company’s securities for other than temporary impairment (OTTI) on a quarterly basis and determines whether any impairment should be recorded. For a security to be considered OTTI, its characteristics would have to consist of an accumulation of these factors:

•	Fair value is significantly below cost

•	Decline in fair value is attributable to specific adverse conditions affecting a particular investment, specific conditions in an industry or geographic area

•	Management does not possess both the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value

•	The decline in fair value has existed for an extended period of time

•	Debt security has been downgraded by a rating agency

•	Rating differences

•	Financial condition of the issuer has deteriorated and the issuer has reduced or eliminated scheduled dividends or interest payments

•	SEC filings – disclosures that would indicate an inability by the issuer to satisfy their obligations

•	Audits – the Company will review the issuer’s audits to determine if they have received going concern audit opinions

•	Other debt of the issuers – the Company will review the market prices of other debt of the issuer to determine if the market loss of an issue is related to credit or interest rate risk

Management will more closely evaluate the securities that have unrealized losses of 15% or more. If management determines that the declines in value of the security are not temporary, or if management does not have the ability to hold the security until maturity, which is the case with equity securities, then management will record impairment on the security. For equity securities, typically the amount of impairment is the difference between the security’s book value and current fair value determined by independent market pricing. For debt securities evaluated for impairment, management will determine what portion of the unrealized valuation loss is attributed to projected or known loss of principal, and what portion is attributed to market pricing not reflective of the true value of the security, based on current cash flow analysis. Management will generally record impairment equivalent to the projected or known loss of principal, known as the credit loss. The other portion of the fair value loss is attributed to market factors and it is management’s opinion that these fair value losses are temporary and not permanent. All impairment is recorded as a loss on securities and is included in the Company’s consolidated statements of operations.

Yields and carrying values for certain mortgage-backed securities are subject to normal interest rate and prepayment risks. Premiums and discounts on securities are recognized in interest income using the interest method over the period to maturity.

Loans Receivable

Loans Receivable

Loans receivable, for which management has the intent and the Company has the ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding unpaid principal balances reduced by any charge-offs and net of any deferred fees or costs on loans originated, unamortized premiums or discounts on loans purchased and the allowance for loan losses.

Interest income on loans is accrued and credited to operations as earned. Interest income is not accrued for loans delinquent 90 days or greater. Interest on impaired loans is discontinued when, in management’s opinion, the borrower may be unable to meet contractual payments. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or applied to principal when management believes the ultimate collectibility of principal is in doubt.

The Company maintains records of the full amount of interest that is owed by the borrowers. A non-accrual loan will generally be placed back on accrual status only when the delinquency is less than 90 days.

Discounts and premiums on purchased loans are recognized in interest income using the interest method over the remaining period to contractual maturity, adjusted for prepayments. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment to the yield of the related loan over the loan’s period to maturity. Loans originated and intended for sale are carried at the lower of cost or fair value in the aggregate.

Impaired loans are commercial, multi-family, residential real estate construction and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of impaired loans is not the same as the definition of nonaccrual loans, although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility, while not classifying the loan as impaired. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using current interest rates and its recorded value, or, as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When the loan balance becomes collateral dependent, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to four family properties and all consumer loans are large groups of smaller balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as less than 90 days, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed.

Allowance for loan losses

Allowance for loan losses

Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. Commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on larger loans along with loans which have experienced past payment or financial deficiencies. Larger commercial loans, multi-family, residential real estate construction and commercial real estate loans which are 60 days or more past due are selected for impairment testing. These loans are analyzed to determine if they are “impaired”, which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days and are placed on nonaccrual status are classified on an individual basis. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Company’s asset classification policy. The remaining loans are evaluated and classified as groups of loans with similar risk characteristics. The Company allocates allowances based on the factors described below, which conform to the Company’s asset classification policy. In reviewing risk within the Bank’s loan portfolio, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio. Factors considered in this process included general loan terms, collateral and availability of historical data to support the analysis. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

The Company also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

The allowance for loan losses is maintained at a level believed to be adequate by management to absorb probable losses inherent in the portfolio and is based on the size and current risk characteristics of the loan portfolio, an assessment of individual problem loans and actual loss experience, current economic events in specific industries and other pertinent factors such as regulatory guidance and general economic conditions. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogeneous loans based on historical loss experience and consideration of current economic trends, all of which may be susceptible to significant change. Loan losses are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. Evaluations are conducted quarterly, during which loans may be charged off upon reaching various stages of delinquency and depending upon the loan type.

Loan Charge-off Policies

Loan Charge-off Policies

Consumer loans are generally fully or partially charged down to the fair value of collateral securing the asset when the loan is 180 days past due for open-end loans or 120 days past due for closed-end loans unless the loan is well secured and in the process of collection. All other loans are generally charged down to the fair value when the loan is 90 days past due.

Troubled Debt Restructurings

Troubled Debt Restructurings

In situations where, for economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a TDR. Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Real Estate Acquired Through Foreclosure

Real Estate Acquired Through Foreclosure

Real estate properties acquired through foreclosure are initially recorded at the lower of cost or fair value at the date of foreclosure, establishing a new cost basis. After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated costs to sell. Revenue and expenses from operations of the properties, gains and losses on sales and additions to the valuation allowance are included in operating results.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock

The Bank is a member of the FHLB of Pittsburgh and as such, is required to maintain a minimum investment in FHLB stock that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment when necessary. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. There was no impairment of the FHLB stock at December 31, 2012 or 2011.

Premises and Equipment

Premises and Equipment

Land is carried at cost. Premises, furniture and equipment and leasehold improvements are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, which are twenty-five to fifty years for buildings and three to ten years for furniture and equipment. Amortization of leasehold improvements is computed using the straight-line method over the term of the related lease.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill consisted of $41.6 million at December 31, 2012 and 2011, respectively. The Company evaluates goodwill for impairment. This impairment assessment is performed at least annually by assessing various qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company performed this assessment as of October 31, 2012 and concluded that the recorded value of goodwill was not impaired. Core deposit intangible was $288,000 and $539,000 at December 31, 2012 and 2011, respectively. The core deposit intangible assets are amortized on a sum of the year’s digit basis over the estimated useful life, generally up to ten years. Amortization of finite lived assets is expected to total $170,000, $110,000 and $8,000 for the years 2013, 2014 and 2015, respectively.

Mortgage Servicing Assets

Mortgage Servicing Assets

At December 31, 2012, the remaining balance and fair value of the servicing asset was $14,000, which is recorded in intangible assets. Servicing assets are amortized in proportion to and over the period of, estimated net servicing revenues. Impairment of servicing assets is based on fair value of those assets, estimated using discounted cash flows and prepayment assumptions for the market area of the servicing portfolio. For purposes of measuring impairment, the servicing asset is stratified based on interest rate. The amount of impairment recognized is the amount by which the capitalized servicing asset for a stratum exceeds the fair value of that stratum. During 2012 the Company recovered a portion of the impairment valuation of approximately $9,000. The remaining impairment valuation at December 31, 2012, 2011 and 2010 was $15,000, $24,000 and $30,000, respectively. The amortization taken on the servicing asset for the year ended December 31, 2012, 2011 and 2010 was $10,000, $14,000 and $14,000, respectively. The Company had total loans serviced for others of $5.8 million, $10.2 million and $14.8 million December 31, 2012, 2011 and 2010, respectively.

Advertising Costs	Advertising Costs Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $613,000, $612,000 and $608,000 for 2012, 2011, and 2010, respectively.
Income Taxes

Income Taxes

Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Bank-Owned Life Insurance (BOLI)

Bank-Owned Life Insurance (BOLI)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increases in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the consolidated statements of financial condition and any increases in cash surrender value are recorded as noninterest income on the consolidated statements of operations. In the event of the death of an insured individual under these policies, the Company would receive a death benefit.

Financial Instruments

Financial Instruments

As part of its overall interest rate risk management activities, the Company utilizes derivative instruments to manage its exposure to various types of interest rate risk. Interest rate swaps and interest rate caps are the primary instruments the Company uses for interest rate risk management. Derivative instruments are recorded at fair value as either part of prepaid expenses and other assets or accrued expenses and other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

The Company formally documents the relationship between the hedging instruments and hedged items, as well as the risk management objective and strategy, before undertaking an accounting hedge. To qualify for hedge accounting, the derivatives and related hedged items must be designated as a hedge at inception of the hedge relationship. For accounting hedge relationships, we formally assess, both at the inception of the hedge and on an ongoing basis, if the derivatives are highly effective in offsetting designated changes in the fair value or cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued.

For derivatives designated as fair value hedges, changes in the fair value of the derivative and the hedged item related to the hedged risk are recognized in earnings. To the extent the change in fair value of the derivative does not offset the change in fair value of the hedged item, the difference or ineffectiveness is reflected in earnings in the same financial statement category as the hedged item.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is initially reported in AOCI and subsequently reclassified to earnings when the hedged transaction affects earnings and the ineffective portion of changes in the fair value of the derivative is recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in fair value or cash flows of the derivative hedging instrument with the changes in fair value or cash flows of the designated hedged item or transaction. For derivatives not designated as hedges, changes in fair value are recognized in earnings.

At December 31, 2012, there were sixteen interest rate cap contracts outstanding with notional amounts totaling $170.0 million. These derivative instruments are not hedged and therefore adjustments to fair value are recorded in current earnings.

During 2009, the Company entered into two interest rate swap contracts to manage its exposure to interest rate risk. These interest rate swap transactions involved the exchange of the Company’s interest payment on $35.0 million in junior subordinated notes which became floating rate notes in 2011 for a fixed rate interest payment without the exchange of the underlying principal amount. Entering into interest rate derivatives potentially exposes the Company to the risk of counterparties’ failure to fulfill their legal obligations including, but not limited to, potential amounts due or payable under each derivative contract. Notional principal amounts are often used to express the volume of these transactions, but the amounts potentially subject to credit risk are much smaller. Management utilizes the change in variable cash flows method to measure hedge ineffectiveness. To the extent that the cumulative change in anticipated cash flows from the hedging derivative offsets from 80% to 125% of the cumulative change in anticipated cash flows from the hedged exposure, the hedged is deemed effective. As of December 31, 2012 the interest rate swaps were deemed to be effective, therefore no amounts were charged to current earnings. The Company also does not expect to reclassify any hedge related amounts from AOCI to earnings over the next twelve months.

The pay fixed interest rate swap contracts outstanding at December 31, 2012 are being utilized to hedge $35.0 million in floating rate junior subordinated notes. The interest rate swaps are carried at fair value. Below is a summary of the interest rate swap contracts and the terms at December 31, 2012:

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.31%	2/10/2018	$3,400
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.31%	2/10/2018	2,343

	$35,000					$5,743

* Variable receive rate based upon contract rates in effect at December 31, 2012

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

During the years ended December 31, 2012, 2011 and 2010, the Company recorded $575,000, $377,000, and $355,000, respectively, in compensation expense and tax benefits of $73,000, $1,000 and $20,000, respectively, related to our share-based compensation awards. As of December 31, 2012, there was approximately $53,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2009. That cost is expected to be recognized over the next year. There was approximately $209,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2010. That cost is expected to be recognized over the next two years. There was approximately $254,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2011. That cost is expected to be recognized over the next three years. Finally, there was approximately $233,000 of unrecognized compensation cost related to unvested share-based compensation awards granted in 2012, that is expected to be recognized over the next two years and $332,000 of unrecognized compensation related to unvested share- based compensation awards granted in 2012 that is expected to be recognized over the next four years.

The Company has recorded $48,000, $55,000 and $74,000 in excess tax benefits which have been classified as financing cash inflows for the years ended December 31, 2012, 2011 and 2010, respectively, in the Consolidated Statements of Cash Flows.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

	2012	2011	2010
Assumptions
Volatility	39.70%	39.52%	38.98%
Interest Rates	1.24%	1.58%	2.16%
Dividend Yields	3.17%	3.03%	2.68%
Weighted Average Life ( in years)	7.0	7.0	7.2

The weighted average fair value of each stock option granted for 2012, 2011 and 2010 was $3.65, $3.94 and $4.76, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010, was $229,000, $287,000 and $192,000, respectively. The total intrinsic value of in-the-money stock options was $3.1 million, $2.5 million and $2.7 million at the year ended December 31, 2012, 2011 and 2010 respectively. The total intrinsic value of the exercisable stock options was $2.0 million, $1.6 million and $1.8 million at the year ended December 31, 2012, 2011 and 2010, respectively.

Net Income Per Share

Net Income Per Share

The following table summarizes the Company’s net income per share for the years ended December 31, 2012, 2011 and 2010:

(Amounts in thousands, except per share data)
	2012	2011	2010
Net income	$14,903	$14,910	$14,231
Weighted-average common shares outstanding	14,346	14,438	14,386

Basic earnings per share	$1.04	$1.03	$0.99

Weighted-average common shares outstanding	14,346	14,439	14,385
Common stock equivalents due to effect of stock options	123	116	99

Total weighted-average common shares and equivalents	14,469	14,555	14,484

Diluted earnings per share	$1.03	$1.02	$0.98

The unallocated shares controlled by the ESOP of 246,746, 329,656 and 0 at December 31, 2012, 2011, and 2010, respectively, are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. All of the outstanding options were included in the computation of diluted earnings per share for 2012, 2011 and 2010 because the options’ exercise price was less than the average market price of the common shares.

Reclassifications

Reclassifications

Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation format. These reclassifications had no effect on stockholders’ equity or net income.

Effect of Recent Accounting and Regulatory Pronouncements

Effect of Recent Accounting and Regulatory Pronouncements

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805)—Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted). This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU did not have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosure in the Consolidated Statements of Comprehensive Income.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has included the disclosure requirements in footnote twelve.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of the interest rate swap contract

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.31%	2/10/2018	$3,400
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.31%	2/10/2018	2,343

	$35,000					$5,743

* Variable receive rate based upon contract rates in effect at December 31, 2012

Schedule of fair value of stock option granted

	2012	2011	2010
Assumptions
Volatility	39.70%	39.52%	38.98%
Interest Rates	1.24%	1.58%	2.16%
Dividend Yields	3.17%	3.03%	2.68%
Weighted Average Life ( in years)	7.0	7.0	7.2

Summary of net income per share

(Amounts in thousands, except per share data)
	2012	2011	2010
Net income	$14,903	$14,910	$14,231
Weighted-average common shares outstanding	14,346	14,438	14,386

Basic earnings per share	$1.04	$1.03	$0.99

Weighted-average common shares outstanding	14,346	14,439	14,385
Common stock equivalents due to effect of stock options	123	116	99

Total weighted-average common shares and equivalents	14,469	14,555	14,484

Diluted earnings per share	$1.03	$1.02	$0.98

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Schedule of securities available for sale portfolio

(Dollar amounts in thousands)	Amortized cost	Unrealized gains	Unrealized losses	Fair value

December 31, 2012:
Trust preferred securities	$45,894	$367	$(8,234)	$38,027
Municipal securities	177,414	13,717	(244)	190,887
Equity securities	1,142	676	-	1,818
Corporate bonds	219,700	7,186	(1,091)	225,795
Mortgage-backed securities
U.S. sponsored entities	617,158	33,021	(246)	649,933
Private label	4,139	177	-	4,316

Subtotal mortgage-backed securities	621,297	33,198	(246)	654,249

Total securities	$1,065,447	$55,144	$(9,815)	$1,110,776

December 31, 2011:
Trust preferred securities	$45,894	$265	$(8,615)	$37,544
Municipal securities	174,288	10,427	(230)	184,485
Equity securities	1,754	351	(2)	2,103
Corporate bonds	165,923	1,784	(2,928)	164,779
Mortgage-backed securities
U.S. sponsored entities	694,674	37,636	(8)	732,302
Private label	8,964	241	(302)	8,903

Subtotal mortgage-backed securities	703,638	37,877	(310)	741,205

Total securities	$1,091,497	$50,704	$(12,085)	$1,130,116

Schedule of the amounts recognized in earnings related to credit losses on securities

(Dollars in thousands)
Totals
January 1, 2010	$-
Credit losses on securities for which other-than-temporary impairment was not previously recognized	1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	-

December 31, 2010	1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	130

December 31, 2011	1,152
Credit losses on securities for which other-than-temporary impairment was not previously recognized	-
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5

December 31, 2012	$1,157

Schedule of investments gross unrealized losses and fair value

As of December 31, 2012

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$36,179	$8,234	9	$36,179	$8,234

Municipal securities	5	4,179	58	2	3,059	186	7	7,238	244

Corporate bonds	5	15,604	110	5	20,020	981	10	35,624	1,091

Mortgage-backed securities

U.S. sponsored entities	8	28,246	246	-	-	-	8	28,246	246

Total	18	$48,029	$414	16	$59,258	$9,401	34	$107,287	$9,815

As of December 31, 2011

(Dollar amounts in thousands)	Less than 12 Months			12 Months or more			Total
	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses	# of Securities	Fair Value	Unrealized losses

Trust preferred securities	-	$-	$-	9	$35,789	$8,615	9	$35,789	$8,615

Municipal securities	2	3,094	149	3	2,627	81	5	5,721	230

Equity securities	-	-	-	1	130	2	1	130	2

Corporate bonds	27	91,046	2,928	-	-	-	27	91,046	2,928

Mortgage-backed securities

U.S. sponsored entities	1	4,596	8	-	-	-	1	4,596	8

Private label	3	3,084	302	-	-	-	3	3,084	302

Subtotal mortgage-backed securities	4	7,680	310	-	-	-	4	7,680	310

Total	33	$101,820	$3,387	13	$38,546	$8,698	46	$140,366	$12,085

Scheduled maturities of securities

(Dollar amounts in thousands)	Available for sale

	Weighted Average Yield	Amortized cost	Fair value
Due in one year or less	3.80%	$19,137	$19,411
Due from one year to five years	3.05%	187,595	195,182
Due from five to ten years	3.27%	108,288	111,879
Due after ten years	3.30%	749,285	782,486

	3.26%	$1,064,305	$1,108,958

Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable [Abstract]
Schedule of loans receivable

(In thousands)	2012	2011
Mortgage loans:
Residential real estate
Single family	$326,005	$312,723
Construction	46,418	45,363
Multi family	33,472	32,370

Total residential real estate	405,895	390,456
Commercial real estate
Commercial	81,077	83,447
Construction	15,878	17,307

Total commercial real estate	96,955	100,754

Subtotal mortgage loans	502,850	491,210

Other loans:
Consumer loans
Home equity loans	80,418	72,493
Dealer auto and RV loans	46,571	47,039
Other loans	7,896	9,255

Total consumer loans	134,885	128,787
Commercial business	54,445	50,337

Subtotal other loans	189,330	179,124

Total loans receivable	692,180	670,334
Less:
Allowance for loan losses	6,709	6,537
Deferred loan fees and net discounts	(1,862)	(1,852)
Loans in process	15,247	16,728

Net loans receivable	$672,086	$648,921

Changes in allowance for loan losses and recorded investment in loans

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$384	$2,442	$1,045	$2,115	$551	$6,537
Charge-offs	32	163	562	289	-	1,046
Recoveries	-	-	101	17	-	118
Provision	21	85	40	954	-	1,100
Reallocations	177	(289)	407	(256)	(39)	-

Ending Balance	$550	$2,075	$1,031	$2,541	$512	$6,709

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	478	709	-	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(37)	(453)	242	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

As of December 31, 2010
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$864	$1,620	$1,093	$2,206	$244	$6,027
Charge-offs	58	168	583	177	-	986
Recoveries	1	-	98	3	-	102
Provision	365	350	464	225	-	1,404
Reallocations	(388)	29	53	316	(10)	-

Ending Balance	$784	$1,831	$1,125	$2,573	$234	$6,547

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$-	$1,110	$54	$-	$-	$1,164

Ending balance: collectively evaluated for impairment	$550	$965	$977	$2,541	$512	$5,545

Loans Receivable:
Ending Balance	$54,445	$96,955	$134,885	$405,895	$-	$692,180

Ending balance: individually evaluated for impairment	$-	$13,414	$327	$2,163	$-	$15,904

Ending balance: collectively evaluated for impairment	$54,445	$83,541	$134,558	$403,732	$-	$676,276

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$10	$1,489	$50	$-	$-	$1,549

Ending balance: collectively evaluated for impairment	$374	$953	$995	$2,115	$551	$4,988

Loans Receivable:
Ending Balance	$50,337	$100,754	$128,787	$390,456	$-	$670,334

Ending balance: individually evaluated for impairment	$63	$14,023	$153	$1,364	$-	$15,603

Ending balance: collectively evaluated for impairment	$50,274	$86,731	$128,634	$389,092	$-	$654,731

Schedule of credit exposures by internally assigned grades

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$33,472	$41,138	$65,696	$15,878	$53,883
Special Mention	-	4,477	1,334	-	527
Substandard	-	803	14,047	-	35
Doubtful	-	-	-	-	-
Loss	-	-	-	-	-

Ending Balance	$33,472	$46,418	$81,077	$15,878	$54,445

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$32,370	$38,219	$67,119	$17,307	$50,232
Special Mention	-	7,144	2,319	-	57
Substandard	-	-	14,009	-	39
Doubtful	-	-	-	-	-
Loss	-	-	-	-	9

Ending Balance	$32,370	$45,363	$83,447	$17,307	$50,337

Performing and nonperforming single family residential and consumer loans based on payment activity

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$322,662	$80,124	$46,450	$7,787
Nonperforming	3,343	294	121	109

Total	$326,005	$80,418	$46,571	$7,896

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$310,263	$72,091	$46,907	$9,162
Nonperforming	2,460	402	132	93

Total	$312,723	$72,493	$47,039	$9,255

Schedule of non-performing loans interest income recorded and recognized

(Dollar amounts in thousands)
	2012	2011	2010
Interest income that would have been recorded	$488	$858	$1,055
Interest income recognized	111	728	781

Interest income foregone	$377	$130	$274

Aging analysis of investment of past due loans receivable

(Dollar amounts in thousands)
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$887	$420	$3,343	$4,650	$321,355	$326,005	$-
Construction	-	-	-	-	46,418	46,418	-
Multi-family	-	-	-	-	33,472	33,472	-
Commercial Real Estate
Commercial	246	598	3,211	4,055	77,022	81,077	-
Construction	-	-	-	-	15,878	15,878	-
Consumer
Consumer—home equity	219	-	223	442	79,976	80,418	-
Consumer—dealer auto and RV	771	230	104	1,105	45,466	46,571	-
Consumer—other	70	12	109	191	7,705	7,896	-
Commercial	-	2	35	37	54,408	54,445	-

Total	$2,193	$1,262	$7,025	$10,480	$681,700	$692,180	$-

(Dollar amounts in thousands)
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$464	$2,933	$2,460	$5,857	$306,866	$312,723	$-
Construction	-	-	-	-	45,363	45,363	-
Multi-family	-	-	-	-	32,370	32,370	-
Commercial Real Estate
Commercial	48	1,507	2,629	4,184	79,263	83,447	-
Construction	-	-	-	-	17,307	17,307	-
Consumer
Consumer - home equity	143	9	249	401	72,092	72,493	-
Consumer - dealer auto and RV	698	101	132	931	46,108	47,039	-
Consumer - other	98	23	93	214	9,041	9,255	-
Commercial	59	-	54	113	50,224	50,337	-

Total	$1,510	$4,573	$5,617	$11,700	$658,634	$670,334	$-

Recorded investment and unpaid principal balances for impaired loans receivable

(Dollar amounts in thousands)

As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,433	$5,540	$-
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-
Consumer loans Home Equity	130	130	-
Dealer auto and RV	14	14	-
With an allowance recorded:
Commercial real estate	7,981	8,144	1,110
Consumer loans Home equity	179	179	50
Dealer auto and RV	4	4	4
Total:
Commercial Real Estate	13,414	13,684	1,110
Consumer	327	327	54
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-

Total	15,904	16,174	1,164

(Dollar amounts in thousands)

As of December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,568	$5,675	$-
Residential single family	1,364	1,364	-
Commercial business loans	39	39	-
With an allowance recorded:
Commercial real estate	8,454	8,454	1,489
Consumer loans Home equity	153	153	50
Commercial business loans	25	25	10
Total:
Commercial Real Estate	14,022	14,129	1,489
Consumer	153	153	50
Residential single family	1,364	1,364
Commercial	64	64	10

Total	15,603	15,710	1,549

Average recorded investment and interest income recognized on loans

(Dollar amounts in thousands)

As of December 31, 2012	2012		2011		2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$5,473	$228	$1,416	$302	$732	$57
Commercial business loans	-	-	68	10	195	4
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Consumer loans
Home Equity	57	11	-	-	-	-
Dealer auto and RV	3	3	-	-	-	-
With an allowance recorded:
Commercial real estate
Commercial real estate	8,186	406	7,478	544	1,198	564
Consumer loans
Home equity	166	12	154	9	24	10
Dealer auto and RV	1	1	-	-	-	-
Commercial business loans	-	-	122	3	75	21
Total:
Commercial Real Estate	13,659	634	8,894	846	1,930	621
Consumer	227	27	154	9	24	10
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Commercial business loans	-	-	190	13	270	25

Schedule of loans receivable on nonaccrual status

(Dollar amounts in thousands)
	2012	2011
Commercial	$35	$54
Commercial Real Estate	3,432	10,237
Consumer
Consumer - Home Equity	293	402
Consumer - Dealer auto and RV	121	132
Consumer - other	109	93
Residential	3,403	2,460

Total	$7,393	$13,378

Summery of information relating to troubled debt restructuring by class of loans

As of December 31, 2012

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	4	$1,053	$1,053	$-	$-	$1,053
Commercial Real Estate	2	198	198	-	-	198
Consumer
Home equity	7	168	168	-	-	168
Dealer auto and RV	4	18	18	-	-	18

Troubled Debt Restructurings	17	$1,437	$1,437	$-	$-	$1,437

As of December 31, 2011

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	-	$-	$-	$-	$-	$-
Commercial Real Estate	3	7,372	-	7,305	125	7,430
Consumer
Home equity	-	-	-	-	-	-
Dealer auto and RV	-	-	-	-	-	-

Troubled Debt Restructurings	3	$7,372	$-	$7,305	$125	$7,430

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Schedule of major classifications of premises and equipment

(Dollar amounts in thousands)	2012	2011
Land	$3,444	$3,426
Buildings and improvements	19,889	20,671
Leasehold improvements	795	765
Furniture, fixtures and equipment	8,723	8,494

	32,851	33,356
Less accumulated depreciation and amortization	18,565	18,285

	$14,286	$15,071

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of deposits

(Dollar amounts in thousands)	2012		2011

Type of accounts	Amount	%	Amount	%
Noninterest-bearing deposits	$109,964	9.3%	$95,691	8.3%
NOW account deposits	223,736	19.0%	208,975	18.1%
Money Market deposits	39,255	3.3%	34,484	3.0%
Passbook account deposits	173,343	14.7%	153,644	13.3%
Time deposits	631,759	53.7%	663,616	57.3%

	$1,178,057	100.0%	$1,156,410	100.0%

Summary of time deposits maturity
Within one year	$375,862	59.6%	$387,857	58.5%
After one year through two years	118,333	18.7%	118,470	17.9%
After two years through three years	78,492	12.4%	81,282	12.2%
After three years through four years	36,920	5.8%	33,395	5.0%
After four years through five years	17,106	2.7%	37,235	5.6%
Thereafter	5,046	0.8%	5,377	0.8%

	$631,759	100.0%	$663,616	100.0%

Schedule of Interest expense by type of deposit account

(Dollar amounts in thousands)	2012	2011	2010

NOW account deposits	$298	$556	$454

Money Market deposits	47	103	127

Passbook account deposits	156	372	400

Time deposits	8,824	10,923	13,289

	$9,325	$11,954	$14,270

Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Borrowed Funds [Abstract]
Summary of borrowed funds

(Dollar amounts in thousands)	2012		2011
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.69%	$100,147	2.80%	$30,684
Due beyond 12 months but within 2 years	2.88%	71,392	3.62%	72,647
Due beyond 2 years but within 3 years	3.13%	15,873	2.88%	71,392
Due beyond 3 years but within 4 years	2.15%	8,013	3.36%	14,613
Due beyond 4 years but within 5 years	1.03%	7,807	2.15%	8,019
Due beyond 5 years	3.61%	10,000	3.61%	10,000

		$213,232		$207,355

Repurchase agreements:
Due within 12 months	2.99%	$148,000	3.12%	$93,000
Due beyond 12 months but within 2 years	3.07%	40,000	3.30%	130,000
Due beyond 2 years but within 3 years	4.12%	10,000	3.07%	40,000
Due beyond 3 years but within 4 years	-	-	4.12%	10,000
Due beyond 4 years but within 5 years	4.28%	25,000	-	-
Due beyond 5 years	4.49%	45,000	4.42%	70,000

		$268,000		$343,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	4.68%	$1,000
Due beyond 12 months but within 2 years	4.68%	1,000	4.68%	1,000
Due beyond 2 years but within 3 years	4.68%	1,000	4.68%	1,000
Due beyond 3 years but within 4 years	4.68%	250	4.68%	1,000
Due beyond 4 years but within 5 years	-	-	4.68%	250

		$3,250		$4,250

Corporate borrowings
Due within 12 months	-	$-	6.30%	$1,400
Due beyond 12 months but within 2 years	-	-	6.30%	1,400
Due beyond 2 years but within 3 years	-	-	6.30%	1,400

		$-		$4,200

Borrowings for joint ventures
Due within 12 months	-	$-	3.75%	$1,762
Due beyond 2 years but within 3 years	3.75%	74	-	-

		$74		$1,762

Junior subordinated notes
Due beyond 5 years	2.41%	$46,393	2.56%	$46,393

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of provision for income taxes

(Dollar amounts in thousands)	2012	2011	2010

Current expense:
Federal	$3,578	$5,170	$3,951
State	48	31	(21)

	3,626	5,201	3,930

Deferred benefit:
Federal	(412)	(1,758)	(394)
State	22	(63)	17

	$3,236	$3,380	$3,553

Schedule of Income tax amounts recorded to stockholder's equity

(Dollar amounts in thousands)	2012	2011	2010

Net (gain) loss on securities available for sale	$(4,072)	$(4,350)	$2,497
Net loss on fair value adjustment on derivatives	74	965	1,043
Net unrecognized pension cost (benefit)	14	15	(63)
Compensation expense for tax purposes in excess of amounts recognized for financial statement purposes	48	55	74

	$(3,936)	$(3,315)	$3,551

Tax effects of assets and liabilities included in net deferred tax

(Dollar amounts in thousands)	2012	2011
Deferred tax assets:
Allowances for losses on loans and real estate owned	$2,369	$2,309
General business credit	-	217
Minimum tax credit carry forward	3,834	3,880
Writedown of debt	1,305	1,334
Real estate acquired through foreclosure, net	213	336
State net operating loss carryover	568	601
Defined benefit plans	325	311
Mortgage servicing rights	3	2
Investment in joint ventures	1,210	1,225
Interest rate swaps	3,733	1,936
Other	2,407	1,856

Total gross deferred tax assets	15,967	14,007
Less state valuation allowance	234	245

Deferred tax assets after valuation allowance	15,733	13,762

Deferred tax liabilities:
Investment in securities available for sale	17,588	13,516
Accretion of discounts	3	47
Core deposit intangible	101	189
Purchase price adjustments	63	105
Other	218	282

Gross deferred tax liabilities	17,973	14,139

Net deferred tax (liability)	$(2,240)	$(377)

Reconciliation of federal income tax rate

	2012	2011	2010

Tax at statutory rate	35.0%	35.0%	35.0%
(Decrease) increase resulting from:
Tax free income, net of interest disallowance	(14.2%)	(12.6%)	(11.6%)
State income taxes, net of Federal income tax benefit	0.2%	0.1%	(0.1%)
Earnings of BOLI	(1.2%)	(1.3%)	(1.4%)
Other, net	(1.9%)	(2.7%)	(2.0%)

Effective rate	17.8%	18.5%	19.9%

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Stock option activities under the Option Plans

	2012		2011		2010

	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share
Outstanding at beginning of year	918,604	$10.89	1,001,175	$10.23	972,326	$9.54
Granted	216,330	12.60	117,722	13.19	151,956	12.42
Exercised	(93,421)	9.51	(121,945)	8.81	(93,827)	7.60
Forfeited	(45,129)	10.53	(78,348)	9.22	(29,280)	6.92

Outstanding at end of year	996,384	11.41	918,604	10.89	1,001,175	10.23

Exercisable at end of year	689,700	$10.95	661,538	$10.53	731,438	$10.08

Schedule of characteristics of issued stock options

Year Issued	Options Outstanding	Exercise Price	Average Remaining Contractual Life (in years)
2003	76,426	$12.80	0.9
2004	81,132	12.09	1.9
2005	60,892	10.17	2.3
2005	16,032	10.33	2.3
2006	53,220	8.96	3.9
2007	51,927	8.43	4.9
2008	67,353	8.59	5.9
2009	113,760	9.62	6.9
2010	144,540	12.42	7.9
2011	114,772	13.19	8.9
2012	216,330	12.60	9.9

	996,384	$11.41	6.4

Schedule of changes in the stock for the MRP and RSP

Shares
Nonvested restricted stock as of January 1, 2010	5,515
Granted	-
Vested	(2,760)
Forfeited	-

Nonvested restricted stock as of December 31, 2010	2,755
Granted	90,000
Vested	(11,630)
Forfeited	(125)

Nonvested restricted stock as of December 31, 2011	81,000
Granted	27,777
Vested	(14,553)
Forfeited	-

Nonvested restricted stock as of December 31, 2012	94,224

Schedule of the obligation and funded status

(Dollar amounts in thousands)	Directors’ Retirement Plan		SERP
	2012	2011	2012	2011

Change in benefit obligation
Benefit obligation at beginning of year	$829	$843	$2,678	$2,365
Service Cost	6	5	81	64
Interest Cost	34	41	120	123
Actuarial losses	30	16	166	211
Benefits paid	(72)	(76)	(85)	(85)

Benefit obligation at end of year	827	829	2,960	2,678

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-	-
Employer contributions	72	76	85	85
Benefits paid	(72)	(76)	(85)	(85)

Fair value of plan assets at end of year	-	-	-	-

Funded Status	$(827)	$(829)	$(2,960)	$(2,678)

Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	$56	$36	$465	$408
Prior service cost	-	22	-	-
Transition obligation	-	-	108	136

Total	$56	$58	$573	$544

Schedule of net periodic pension cost for retirement plan

(Dollar amounts in thousands)	Directors’ Retirement Plan			SERP
	2012	2011	2010	2012	2011	2010

Net Periodic Pension Cost
Service cost	$6	$5	$25	$81	$64	$60
Interest cost	34	41	45	120	123	124
Amortization of transition obligation	-	-	-	41	41	41
Amortization of net loss	-	-	-	81	55	57
Amortization of prior service cost	33	87	87	-	-	-

Net periodic pension cost	$73	$133	$157	$323	$283	$282

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	$(7)	$11	$7	$51	$101	$(46)
Amortization of transition obligation	-	-	-	(29)	(27)	(27)
Amortization of prior service cost	(22)	(57)	(57)	-	-	-

Total recognized in other comprehensive income	$(29)	$(46)	$(50)	$22	$74	$(73)

Schedule of the weighted average assumptions used to determine benefit obligations and net periodic pension cost

	Directors’ Retirement Plan		SERP
	2012	2011	2012	2011

Discount rate	4.50%	5.25%	3.75%	5.25%
Rate of compensation increase	2.50%	2.50%	4.00%	4.00%

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (loss) [Abstract]
Schedule of components of AOCI, net of tax

(Dollar amounts in thousands)	2012	2011
Net unrealized gain on securities available for sale	$29,465	$25,101
Accumulated loss on effective cash flow hedging derivatives	(3,733)	(3,596)
Net unrecognized pension cost	(629)	(601)

Total	$25,103	$20,904

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of the notional amount of off-balance sheet financial instruments

(Dollar amounts in thousands)	2012	2011
Loans in process and commitments:
Fixed interest rate	$18,732	$25,487
Variable interest rate	13,617	16,585
Lines of credit (unfunded):
Commercial	21,544	22,312
Consumer	51,375	51,145
Letters of credit:
Standby	15,423	14,461
Interest Rate Cap Contracts	170,000	200,000
Interest Rate Swap Contracts	35,000	35,000

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and Liabilities Reported on the Consolidated Statements of Financial Condition at their Fair Value on a Recurring Basis

As of December 31, 2012

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,848	$36,179	$38,027
Municipal securities	-	190,887	-	190,887
Equity securities	1,818	-	-	1,818
Corporate bonds	-	225,795	-	225,795
Mortgage backed securities
U.S. sponsored entities	-	649,933	-	649,933
Private label	-	4,316	-	4,316

Subtotal mortgage-backed securities	-	654,249	-	654,249

Total securities available for sale	$1,818	$1,072,779	$36,179	$1,110,776

Other Assets
Interest rate caps	-	90	-	90

Total other assets	$-	$90	$-	$90

Liabilities:
Other Liabilities
Interest rate swaps	-	5,743	-	5,743

Total other liabilities	$-	$5,743	$-	$5,743

As of December 31, 2011

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,755	$35,789	$37,544
Municipal securities	-	184,485	-	184,485
Equity securities	2,103	-	-	2,103
Corporate bonds	-	164,779	-	164,779
Mortgage backed securities
U.S. sponsored entities	-	732,302	-	732,302
Private label	-	8,903	-	8,903

Subtotal mortgage-backed securities	-	741,205	-	741,205

Total securities available for sale	$2,103	$1,092,224	$35,789	$1,130,116

Other Assets
Interest rate caps	-	532	-	532

Total other assets	$-	$532	$-	$532

Liabilities:
Other Liabilities
Interest rate swaps	-	5,531	-	5,531

Total other liabilities	$-	$5,531	$-	$5,531

Fair Value Measurements Using Significant Unobservable Inputs (Level III)

	Trust Preferred Securities
	2012	2011
Beginning balance January 1,	$35,789	$37,361
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(5)	(78)
Included in other comprehensive income (loss)	381	(1,008)
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	-	(500)

Ending balance, December 31,	$36,179	$35,789

Changes in Unrealized Gains and Losses Recorded in Earnings for Level III Assets and Liabilities

	Securities available for sale
	2012	2011
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(5)	(78)

Total	$9	$(64)

Schedule of fair value level III assets measured at fair value on a recurring or non- recurring basis

(Dollar amounts in thousands)	Fair Value at December 31, 2012	Fair Value at December 31, 2011	Valuation Technique	Significant Unobservable Inputs	Range/Weighted Average
Trust Preferred Securities	$36,179	$35,789	Discounted Cash Flow	Credit Spreads	45-80 basis points
				Liquidity Risk Adjustments	20-65 basis points
				Default Rates	.6% -1%
Impaired Loans	14,740	14,054	Discounted Cash Flow	Remaining term Discount Rate	.7 yrs to 21.8 yrs 3.8% - 7.0%
			Appraisal of collateral (1)	Interest Rate	3.3% - 16.3%
Real estate acquired through foreclosure	2,441	3,883	Appraisal of collateral (1)	N/A	N/A
Servicing assets	14	16	Discounted Cash Flow	Remaining term	.2 yrs - 18.8 yrs
				Discount Rate	11.25% - 12.25%

(1)

Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level III inputs which are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Carrying amount and fair value of the Company's financial instruments

As of December 31, 2012

(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,064	$15,064	$-	$-	$15,064
Securities	1,110,776	1,818	1,072,779	36,179	1,110,776
Securities receivable	1,277	1,277	-	-	1,277
Loans receivable	672,086	-	-	702,206	702,206
Accrued interest receivable	8,068	8,068	-	-	8,068
FHLB stock	15,077	15,077	-	-	15,077
Bank owned life insurance	30,025	30,025	-	-	30,025
Interest rate cap contracts	90	-	90	-	90
Financial liabilities:
Deposits	1,178,057	546,298	-	641,430	1,187,728
Borrowed funds	484,556	-	260,333	249,550	509,883
Junior subordinated notes	46,393	-	25,001	-	25,001
Advance payment by borrowers for taxes and insurance	2,619	2,619	-	-	2,619
Accrued interest payable	1,344	1,344	-	-	1,344
Interest rate swap contracts	5,743	-	5,743	-	5,743

As of December 31, 2011
(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$38,848	$38,848	$-	$-	$38,848
Securities	1,130,116	2,103	1,092,224	35,789	1,130,116
Securities receivable	1,148	1,148	-	-	1,148
Loans receivable	648,921	-	-	679,819	679,819
Accrued interest receivable	9,227	9,227	-	-	9,227
FHLB stock	21,256	21,256	-	-	21,256
Bank owned life insurance	30,802	30,802	-	-	30,802
Interest rate cap contracts	532	-	532	-	532
Financial liabilities:
Deposits	1,156,410	492,794	-	675,644	1,168,438
Borrowed funds	560,567	-	263,288	331,588	594,876
Junior subordinated notes	46,393	-	20,361	-	20,361
Advance payment by borrowers for taxes and insurance	2,519	2,519	-	-	2,519
Accrued interest payable	1,676	1,676	-	-	1,676
Interest rate swap contracts	5,531	-	5,531	-	5,531

Regulatory Matters and Insurance of Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Insurance of Accounts [Abstract]
Schedule of information concerning regulatory capital of the Bank

(Dollar amounts in thousands)	Actual		For Capital Adequacy Purposes:		To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:
Total Capital	$164,082	15.21%	$86,309	8.00%	$107,886	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$157,313	8.70%	$72,355	4.00%	$90,444	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$157,313	14.58%	$43,154	4.00%	$64,732	6.00%
(to Risk Weighted Assets)

As of December 31, 2011:
Total Capital	$156,945	15.10%	$83,143	8.00%	$103,929	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$150,347	7.91%	$75,989	4.00%	$94,987	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$150,347	14.47%	$41,572	4.00%	$62,358	6.00%
(to Risk Weighted Assets)

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Data (unaudited)

(Dollar amounts in thousands, except share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012:
Interest income	$18,870	$18,590	$17,943	$17,109
Interest expense	7,873	7,581	7,168	6,778

Net interest income	10,997	11,009	10,775	10,331
Provision for loan losses	200	300	350	250

Net interest income after provision for loan losses	10,797	10,709	10,425	10,081
Net realized gain on securities available for sale	267	-	197	282
Other noninterest income	1,456	1,538	1,440	2,144
Noninterest expense	7,722	7,491	7,248	7,817

Income before provision for income taxes	4,798	4,756	4,814	4,690
Provision for income taxes	845	799	793	799

Net income before noncontrolling interest	3,953	3,957	4,021	3,891
Less: net income attributable to the noncontrolling interest	168	276	87	388

Net income attributable to ESB Financial Corporation	$3,785	$3,681	$3,934	$3,503

Net income per share
Basic	$0.26	$0.26	$0.27	$0.25
Diluted	$0.26	$0.25	$0.27	$0.25
2011:
Interest income	$19,955	$20,199	$19,817	$19,256
Interest expense	9,138	8,979	8,723	8,300

Net interest income	10,817	11,220	11,094	10,956
Provision for loan losses	300	200	300	330

Net interest income after provision for loan losses	10,517	11,020	10,794	10,626
Net realized loss on securities available for sale	-	-	(83)	(364)
Other noninterest income	1,489	1,678	1,281	305
Noninterest expense	7,182	7,024	6,703	7,153

Income before provision for income taxes	4,824	5,674	5,289	3,414
Provision for income taxes	896	1,160	1,010	314

Net income before noncontrolling interest	3,928	4,514	4,279	3,100
Less: net income attributable to the noncontrolling interest	268	230	315	98

Net income attributable to ESB Financial Corporation	$3,660	$4,284	$3,964	$3,002

Net income per share
Basic	$0.25	$0.30	$0.27	$0.21
Diluted	$0.25	$0.29	$0.27	$0.21

ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
ESB Financial Corporation Condensed Financial Statements (Parent Company Only) [Abstract]
Schedule of Condensed Statements of Financial Condition

Condensed Statements of Financial Condition
(Dollar amounts in thousands)	2012	2011
Assets:
Interest-earning deposits	$1,091	$6,658
Securities available for sale	34,889	30,607
Equity in net assets of subsidiaries	227,695	216,883
Other assets	5,969	6,447

Total assets	$269,644	$260,595

Liabilities and stockholders’ equity:
Subordinated debt, net	$46,393	$46,393
Accrued expenses and other liabilities	27,553	33,958
Stockholders’ equity	195,698	180,244

Total liabilities and stockholders’ equity	$269,644	$260,595

Schedule of Condensed Statements of Operations

Condensed Statements of Operations
(Dollar amounts in thousands)	2012	2011	2010
Income:
Equity in undistributed earnings of subsidiaries	$6,356	$1,664	$8,024
Dividends from subsidiaries	10,000	15,000	8,000
Management fee income, from subsidiaries	48	36	36
Net gain on sale of securities available for sale	629	141	-
Other than temporary impairment losses on securities available for sale	(26)	(317)	(217)
Interest and other income	1,126	1,365	1,432

Total income	18,133	17,889	17,275
Expense:
Interest expense, to subsidiary	2,957	3,257	3,326
Compensation and employee benefits	632	432	423
Other	657	445	376

Total expense	4,246	4,134	4,125

Income before benefit from income taxes	13,887	13,755	13,150
Benefit from income taxes	(1,016)	(1,155)	(1,081)

Net income	$14,903	$14,910	$14,231

Schedule of Condensed Statements of Comprehensive Income

Condensed Statements of Comprehensive Income
(Dollar amounts in thousands)	2012	2011	2010

Net Income before noncontrolling interest	$15,822	$15,821	$14,664

Other comprehensive income (loss) (net of tax and reclassifications)
Net change in unrealized gains (losses):
Gains (losses) arising during the period	741	368	240
Income tax effect	(259)	(129)	(82)

	482	239	158

(Gains) losses recognized in earnings	(629)	(141)	-
Income tax effect	221	49	-

	(408)	(92)	-

Unrealized holding gains on securities available for sale not other-than-temporarily-impaired, net of tax	74	147	158

Fair value adjustment on derivatives	(211)	(2,631)	(3,070)
Income tax effect	74	921	1,044

	(137)	(1,710)	(2,026)

Other comprehensive income (loss) of bank subsidiary	4,262	7,133	(5,456)

Total Comprehensive income (loss), net of tax	4,199	5,570	(7,324)

Net comprehensive income before noncontrolling interest	20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	919	911	433

Net comprehensive income attributable to ESB Financial Corporation	$19,102	$20,480	$6,907

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows
(Dollar amounts in thousands)	2012	2011	2010
Operating activities:
Net income	$14,903	$14,910	$14,231
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,356)	(1,664)	(8,024)
Net realized gain on securities available for sale	(629)	(141)	-
Other than temporary impairment losses on securities available for sale	26	317	217
Compensation expense on ESOP and MRP	1,602	1,445	1,232
Other, net	1,148	(2,190)	(1,835)

Net cash provided by operating activities	10,694	12,677	5,821

Investing activities:
Purchases of securities	(14,411)	(6,733)	(10,178)
Principal repayments of securities	9,405	7,698	9,217
Proceeds from the sale of securities available for sale	1,342	204	-

Net cash (used in) provided by investing activities	(3,664)	1,169	(961)

Financing activities:
Proceeds from long term borrowings	(5,200)	-	-
Proceeds received from exercise of stock options	794	832	614
Dividends paid	(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock	(541)	(4,754)	(1,143)
Stock purchased by ESOP	(329)	(504)	(189)

Net cash used in financing activities	(12,597)	(9,835)	(5,533)

(Decrease) increase in cash equivalents	(5,567)	4,011	(673)
Cash equivalents at beginning of period	6,658	2,647	3,320

Cash equivalents at end of period	$1,091	$6,658	$2,647

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of the interest rate swap contract
Notional Amount	$ 35,000
Unrealized Loss	5,743
4.18 % Cash Flow Hedge [Member]
Summary of the interest rate swap contract
Notional Amount	20,000
Effective Date	Feb 10, 2011
Pay Rate	4.18%
Receive Rate	0.31%
Maturity Date	Feb 10, 2018
Unrealized Loss	3,400
3.91 % Cash Flow Hedge [Member]
Summary of the interest rate swap contract
Notional Amount	15,000
Effective Date	Feb 10, 2011
Pay Rate	3.91%
Receive Rate	0.31%
Maturity Date	Feb 10, 2018
Unrealized Loss	$ 2,343

Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of fair value of stock option granted
Volatility	39.70%	39.52%	38.98%
Interest Rates	1.24%	1.58%	2.16%
Dividend Yields	3.17%	3.03%	2.68%
Weighted Average Life (in years)	7 years	7 years	7 years 2 months 12 days

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of net income per share
Net income	$ 3,503	$ 3,934	$ 3,681	$ 3,785	$ 3,002	$ 3,964	$ 4,284	$ 3,660	$ 14,903		$ 14,910		$ 14,231
Weighted-average common shares outstanding									14,346		14,438		14,386
Basic earnings per share	$ 0.25	$ 0.27	$ 0.26	$ 0.26	$ 0.21	$ 0.27	$ 0.3	$ 0.25	$ 1.04	[1]	$ 1.03	[1]	$ 0.99	[1]
Common stock equivalents due to effect of stock options									123		116		99
Total weighted-average common shares and equivalents									14,469		14,555		14,484
Diluted earnings per share	$ 0.25	$ 0.27	$ 0.25	$ 0.26	$ 0.21	$ 0.27	$ 0.29	$ 0.25	$ 1.03	[1]	$ 1.02	[1]	$ 0.98	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 to reflect a six-for five stock split paid on May 16, 2011.

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Offices Segment Branches Contract	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Contract
Summary of Significant Accounting Policies [Line Items]
Real estate development and construction maximum family residential units	4
Real estate development and construction minimum family residential units	1
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of full service banking branches	23
Number of loan production offices	1
Number of operating segment	1
Interest-earning deposits with original maturities	120 days or less
Reserves at Federal Reserve Bank Average	$ 1,000,000	$ 824,000
Unrealized Losses	15% or more
Interest income is not accrued for loans delinquent	90 days or greater
Non-accrual loan placed back on accrual status delinquency	Less than 90 days
Loans experiencing insignificant payment delays	Less than 90 days
Larger commercial loans and commercial real estate loans	60 days
Consumer loans charged down to the fair value of collateral securing the asset due for open-end loans	180 days
Consumer loans charged down to the fair value of collateral securing the asset due for closed-end loans	120 days
Consumer loans charged down to the net realizable value	90 days
Par value of Federal Home Loan Bank Stock	100
Goodwill	41,599,000	41,599,000
Core deposit intangible Assets are Amortized	10 years
Amortization of finite lived assets expected on the year 2013	170,000
Amortization of finite lived assets expected on the year 2014	110,000
Amortization of finite lived assets expected on the year 2015	8,000
Fair value of the servicing asset	14,000
Company recovered a portion of the impairment valuation	9,000
Remaining impairment valuation	15,000	24,000	30,000
Amortization taken on the servicing asset	10,000	14,000	14,000
Total loans serviced	5,800,000	10,200,000	14,800,000
Advertising expenses	613,000	612,000	608,000
Notional amount of interest rate cap derivatives	170,000,000
Interest rate cap contracts outstanding	16
Number of interest rate swap contracts				2
Interest payment in junior subordinated notes	35,000,000
Minimum cumulative percentage change in anticipated cash flows	80.00%
Maximum cumulative percentage change in anticipated cash flows	125.00%
Stock-based compensation expense	575,000	377,000	355,000
Amounts charged to current earnings	0
Tax benefit from compensation expense	73,000	1,000	20,000
Unrecognized compensation cost	332,000	254,000	254,000	53,000
Share based compensation expense recognized, years	4 years	3 years	2 years	1 year
Tax benefits which have been classified as financing cash inflows	48,000	55,000	74,000
Weighted average fair value of stock option granted	$ 3.65	$ 3.94	$ 4.76
Total intrinsic value of options exercised	229,000	287,000	192,000
Total intrinsic value of in-the-money stock options	3,100,000	2,500,000	2,700,000
Total intrinsic value of the exercisable stock options	2,000,000	1,600,000		1,800,000
Unallocated shares controlled by the ESOP	2,242,511	2,111,061	0
Unallocated shares controlled by the ESOP	246,746	329,656
Furniture and Equipment [Member] | Core Deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Core deposit intangible	288,000	539,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Core deposit intangible	$ 288,000	$ 539,000
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	50 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	50 years
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	10 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	10 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	25 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	25 years
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of buildings	3 years
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of buildings	3 years
AMSCO Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	51.00%

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of securities available for sale portfolio
Amortized cost	$ 1,065,447	$ 1,091,497
Unrealized gains	55,144	50,704
Unrealized losses	(9,815)	(12,085)
Fair value, Securities	1,110,776	1,130,116
Trust preferred securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	45,894	45,894
Unrealized gains	367	265
Unrealized losses	(8,234)	(8,615)
Fair value, Securities	38,027	37,544
Municipal securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	177,414	174,288
Unrealized gains	13,717	10,427
Unrealized losses	(244)	(230)
Fair value, Securities	190,887	184,485
Equity securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	1,142	1,754
Unrealized gains	676	351
Unrealized losses		(2)
Fair value, Securities	1,818	2,103
Corporate bonds [Member]
Schedule of securities available for sale portfolio
Amortized cost	219,700	165,923
Unrealized gains	7,186	1,784
Unrealized losses	(1,091)	(2,928)
Fair value, Securities	225,795	164,779
U.S. sponsored entities [Member]
Schedule of securities available for sale portfolio
Amortized cost	617,158	694,674
Unrealized gains	33,021	37,636
Unrealized losses	(246)	(8)
Fair value, Securities	649,933	732,302
Private label [Member]
Schedule of securities available for sale portfolio
Amortized cost	4,139	8,964
Unrealized gains	177	241
Unrealized losses		(302)
Fair value, Securities	4,316	8,903
Subtotal mortgage-backed securities [Member]
Schedule of securities available for sale portfolio
Amortized cost	621,297	703,638
Unrealized gains	33,198	37,877
Unrealized losses	(246)	(310)
Fair value, Securities	$ 654,249	$ 741,205

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of the amounts recognized in earnings related to credit losses on securities
Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Beginning	$ 1,152	$ 1,022
Credit losses on securities for which other-than-temporary impairment was not previously recognized	0		1,022
Additional increases as a result of impairment charges recognized on investments for which an OTTI charge was not previously recognized	5	130
Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held, Ending	$ 1,157	$ 1,152	$ 1,022

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	18	33
Less than 12 Months, Fair Value	$ 48,029	$ 101,820
Less than 12 Months, Unrealized losses	414	3,387
12 Months or more, # of Securities	16	13
12 Months or more, Fair Value	59,258	38,546
12 Months or more, Unrealized losses	9,401	8,698
Total, # of Securities	34	46
Total, Fair Value	107,287	140,366
Total, Unrealized losses	9,815	12,085
Trust preferred securities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized losses
12 Months or more, # of Securities	9	9
12 Months or more, Fair Value	36,179	35,789
12 Months or more, Unrealized losses	8,234	8,615
Total, # of Securities	9	9
Total, Fair Value	36,179	35,789
Total, Unrealized losses	8,234	8,615
Municipal securities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	5	2
Less than 12 Months, Fair Value	4,179	3,094
Less than 12 Months, Unrealized losses	58	149
12 Months or more, # of Securities	2	3
12 Months or more, Fair Value	3,059	2,627
12 Months or more, Unrealized losses	186	81
Total, # of Securities	7	5
Total, Fair Value	7,238	5,721
Total, Unrealized losses	244	230
Equity securities [Member]
Schedule of investments gross unrealized losses and fair value
12 Months or more, # of Securities		1
12 Months or more, Fair Value		130
12 Months or more, Unrealized losses		2
Total, # of Securities		1
Total, Fair Value		130
Total, Unrealized losses		2
Corporate bonds [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	5	27
Less than 12 Months, Fair Value	15,604	91,046
Less than 12 Months, Unrealized losses	110	2,928
12 Months or more, # of Securities	5
12 Months or more, Fair Value	20,020
12 Months or more, Unrealized losses	981
Total, # of Securities	10	27
Total, Fair Value	35,624	91,046
Total, Unrealized losses	1,091	2,928
U.S. sponsored entities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities	8	1
Less than 12 Months, Fair Value	28,246	4,596
Less than 12 Months, Unrealized losses	246	8
12 Months or more, # of Securities
12 Months or more, Fair Value
12 Months or more, Unrealized losses
Total, # of Securities	8	1
Total, Fair Value	28,246	4,596
Total, Unrealized losses	246	8
Private label [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities		3
Less than 12 Months, Fair Value		3,084
Less than 12 Months, Unrealized losses		302
Total, # of Securities		3
Total, Fair Value		3,084
Total, Unrealized losses		302
Subtotal mortgage-backed securities [Member]
Schedule of investments gross unrealized losses and fair value
Less than 12 Months, # of Securities		4
Less than 12 Months, Fair Value		7,680
Less than 12 Months, Unrealized losses		310
Total, # of Securities		4
Total, Fair Value		7,680
Total, Unrealized losses		$ 310

Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled maturities of securities
Weighted Average Yield, Due in one year or less	3.80%
Amortized cost, Due in one year or less	$ 19,137
Fair value, Due in one year or less	19,411
Weighted Average Yield, Due from one year to five years	3.05%
Amortized cost, Due from one year to five years	187,595
Fair value, Due from one year to five years	195,182
Weighted Average Yield, Due from five to ten years	3.27%
Amortized cost, Due from five to ten years	108,288
Fair value, Due from five to ten years	111,879
Weighted Average Yield, Due after ten years	3.30%
Amortized cost, Due after ten years	749,285
Fair value, Due after ten years	782,486
Weighted Average Yield, Total	3.26%
Amortized cost, Total	1,064,305
Fair value, Total	$ 1,108,958

Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Equity	Dec. 31, 2011 Equity	Dec. 31, 2010 Equity
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	$ 1,110,776,000	$ 1,130,116,000
Company recorded impairment charges	31,000	447,000	1,239,000
Number of equity investments in various banks	1	5	5
Securities (Textual) [Abstract]
Proceeds from the sale of securities	3,700,000	25,400,000
Gross realized gains from sale of securities	746,000	937,000
Par value of a pooled trust preferred security	2,500,000
Fair value was not investment-grade rated	173,000
Exceeded book value corporate bonds	10.00%	10.00%
Carrying values of securities	229,000,000	206,400,000
Collateralized Debt Obligations [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	2,500,000	2,500,000	2,500,000
Securities recognized in AOCI	5,000
Number of equity investments in various banks		10
Residential Mortgage Backed Securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	4,300,000	8,900,000
Private label [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	4,316,000	8,903,000
Company recorded impairment charges		52,000	212,000
Equity securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	1,818,000	2,103,000
Company recorded impairment charges	26,000	317,000	217,000
Trust preferred securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	38,027,000	37,544,000
Standalone trust preferred securities [Member]
Schedule of Equity Method Investments [Line Items]
Fair value, Securities	36,200,000
Credit Related Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges	31,000	447,000
Equity method investments, book value	608,000	2,100,000
Non Credit Related Securities [Member]
Schedule of Equity Method Investments [Line Items]
Company recorded impairment charges	375,000	548,000
Non Credit Related OTTI [Member]
Schedule of Equity Method Investments [Line Items]
Securities recognized in AOCI	$ 375,000	$ 548,000	$ 600,000

Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans receivable
Total residential real estate	$ 405,895	$ 390,456
Total commercial real estate	96,955	100,754
Subtotal mortgage loans	502,850	491,210
Total consumer loans	134,885	128,787
Commercial business	54,445	50,337
Subtotal other loans	189,330	179,124
Total loans receivable	692,180	670,334
Allowance for loan losses	6,709	6,537
Deferred loan fees and net discounts	(1,862)	(1,852)
Loans in process	15,247	16,728
Net loans receivable	672,086	648,921
Residential Real Estate, Single Family [Member]
Schedule of loans receivable
Total residential real estate	326,005	312,723
Total loans receivable	326,005	312,723
Residential Real Estate, Construction [Member]
Schedule of loans receivable
Total residential real estate	46,418	45,363
Total loans receivable	46,418	45,363
Residential Real Estate Multi-family [Member]
Schedule of loans receivable
Total residential real estate	33,472	32,370
Total loans receivable	33,472	32,370
Commercial Real Estate [Member]
Schedule of loans receivable
Total commercial real estate	81,077	83,447
Total loans receivable	96,955	100,754
Commercial Real Estate, Construction [Member]
Schedule of loans receivable
Total commercial real estate	15,878	17,307
Total loans receivable	15,878	17,307
Consumer Home Equity [Member]
Schedule of loans receivable
Total consumer loans	80,418	72,493
Total loans receivable	80,418	72,493
Dealer Auto and RV [Member]
Schedule of loans receivable
Total consumer loans	46,571	47,039
Total loans receivable	46,571	47,039
Other Consumer [Member]
Schedule of loans receivable
Total consumer loans	7,896	9,255
Total loans receivable	$ 7,896	$ 9,255

Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	$ 6,537	$ 6,547	$ 6,027
Charge-offs	1,046	1,374	986
Recoveries	118	234	102
Provision	1,100	1,130	1,404
Ending Balance	6,709	6,537	6,547
Ending balance: individually evaluated for impairment	1,164	1,549
Ending balance: collectively evaluated for impairment	5,545	4,988
Loans Receivable:
Loans Receivable, Ending Balance	692,180	670,334
Ending balance: individually evaluated for impairment	15,904	15,603
Ending balance: collectively evaluated for impairment	676,276	654,731
Commercial [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	384	784	864
Charge-offs	32	187	58
Recoveries		25	1
Provision	21		365
Reallocations	177	(238)	(388)
Ending Balance	550	384	784
Ending balance: individually evaluated for impairment		10
Ending balance: collectively evaluated for impairment	550	374
Loans Receivable:
Loans Receivable, Ending Balance	54,445	50,337
Ending balance: individually evaluated for impairment		63
Ending balance: collectively evaluated for impairment	54,445	50,274
Consumer [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	1,045	1,125	1,093
Charge-offs	562	478	583
Recoveries	101	160	98
Provision	40	275	464
Reallocations	407	(37)	53
Ending Balance	1,031	1,045	1,125
Ending balance: individually evaluated for impairment	54	50
Ending balance: collectively evaluated for impairment	977	995
Loans Receivable:
Loans Receivable, Ending Balance	134,885	128,787
Ending balance: individually evaluated for impairment	327	153
Ending balance: collectively evaluated for impairment	134,558	128,634
Residential [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	2,115	2,573	2,206
Charge-offs	289	709	177
Recoveries	17	49	3
Provision	954	655	225
Reallocations	(256)	(453)	316
Ending Balance	2,541	2,115	2,573
Ending balance: collectively evaluated for impairment	2,541	2,115
Loans Receivable:
Loans Receivable, Ending Balance	405,895	390,456
Ending balance: individually evaluated for impairment	2,163	1,364
Ending balance: collectively evaluated for impairment	403,732	389,092
Unallocated [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	551	234	244
Provision		75
Reallocations	(39)	242	(10)
Ending Balance	512	551	234
Ending balance: collectively evaluated for impairment	512	551
Commercial Real Estate [Member]
Changes in allowance for loan losses and recorded investment in loans
Beginning balance	2,442	1,831	1,620
Charge-offs	163		168
Provision	85	125	350
Reallocations	(289)	486	29
Ending Balance	2,075	2,442	1,831
Ending balance: individually evaluated for impairment	1,110	1,489
Ending balance: collectively evaluated for impairment	965	953
Loans Receivable:
Loans Receivable, Ending Balance	96,955	100,754
Ending balance: individually evaluated for impairment	13,414	14,023
Ending balance: collectively evaluated for impairment	$ 83,541	$ 86,731

Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	$ 33,472	$ 32,370
Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	46,418	45,363
Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	81,077	83,447
Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	15,878	17,307
Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	54,445	50,337
Pass [Member] | Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	33,472	32,370
Pass [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	41,138	38,219
Pass [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	65,696	67,119
Pass [Member] | Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	15,878	17,307
Pass [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	53,883	50,232
Special Mention [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	4,477	7,144
Special Mention [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	1,334	2,319
Special Mention [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	527	57
Substandard [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	803
Substandard [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	14,047	14,009
Substandard [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable	35	39
Doubtful [Member] | Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Doubtful [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Residential Real Estate Multi-family [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Residential Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Commercial Real Estate Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Commercial Real Estate, Construction [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable
Loss [Member] | Commercial [Member]
Schedule of credit exposures by internally assigned grades
Financing Receivable		$ 9

Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential Real Estate, Single Family [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	$ 326,005	$ 312,723
Consumer Home Equity [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	80,418	72,493
Dealer Auto and RV [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	46,571	47,039
Other Consumer [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	7,896	9,255
Performing [Member] | Residential Real Estate, Single Family [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	322,662	310,263
Performing [Member] | Consumer Home Equity [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	80,124	72,091
Performing [Member] | Dealer Auto and RV [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	46,450	46,907
Performing [Member] | Other Consumer [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	7,787	9,162
Nonperforming [Member] | Residential Real Estate, Single Family [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	3,343	2,460
Nonperforming [Member] | Consumer Home Equity [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	294	402
Nonperforming [Member] | Dealer Auto and RV [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	121	132
Nonperforming [Member] | Other Consumer [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	$ 109	$ 93

Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of non-performing loans interest income recorded and recognized
Interest income that would have been recorded	$ 488	$ 858	$ 1,055
Interest income recognized	111	728	781
Interest income foregone	$ 377	$ 130	$ 274

Loans Receivable (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	$ 2,193	$ 1,510
60-89 Days Past Due	1,262	4,573
90 Days Or Greater	7,025	5,617
Total Past Due	10,480	11,700
Current	681,700	658,634
Total loans receivable	692,180	670,334
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate, Single Family [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	887	464
60-89 Days Past Due	420	2,933
90 Days Or Greater	3,343	2,460
Total Past Due	4,650	5,857
Current	321,355	306,866
Total loans receivable	326,005	312,723
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate, Construction [Member]
Aging analysis of investment of past due loans receivable
Current	46,418	45,363
Total loans receivable	46,418	45,363
Recorded Investment greater than 90 Days and Accruing
Residential Real Estate Multi-family [Member]
Aging analysis of investment of past due loans receivable
Current	33,472	32,370
Total loans receivable	33,472	32,370
Recorded Investment greater than 90 Days and Accruing
Commercial Real Estate [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	246	48
60-89 Days Past Due	598	1,507
90 Days Or Greater	3,211	2,629
Total Past Due	4,055	4,184
Current	77,022	79,263
Total loans receivable	96,955	100,754
Recorded Investment greater than 90 Days and Accruing
Commercial Real Estate, Construction [Member]
Aging analysis of investment of past due loans receivable
Current	15,878	17,307
Total loans receivable	15,878	17,307
Recorded Investment greater than 90 Days and Accruing
Consumer Home Equity [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	219	143
60-89 Days Past Due		9
90 Days Or Greater	223	249
Total Past Due	442	401
Current	79,976	72,092
Total loans receivable	80,418	72,493
Recorded Investment greater than 90 Days and Accruing
Dealer Auto and RV [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	771	698
60-89 Days Past Due	230	101
90 Days Or Greater	104	132
Total Past Due	1,105	931
Current	45,466	46,108
Total loans receivable	46,571	47,039
Recorded Investment greater than 90 Days and Accruing
Other Consumer [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due	70	98
60-89 Days Past Due	12	23
90 Days Or Greater	109	93
Total Past Due	191	214
Current	7,705	9,041
Total loans receivable	7,896	9,255
Recorded Investment greater than 90 Days and Accruing
Commercial [Member]
Aging analysis of investment of past due loans receivable
30-59 Days Past Due		59
60-89 Days Past Due	2
90 Days Or Greater	35	54
Total Past Due	37	113
Current	54,408	50,224
Total loans receivable	54,445	50,337
Recorded Investment greater than 90 Days and Accruing

Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	$ 15,904	$ 15,603
Unpaid Principal Balance	16,174	15,710
Related Allowance	1,164	1,549
Commercial business loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment		64
Unpaid Principal Balance		64
Related Allowance		10
Commercial Real Estate [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	13,414	14,022
Unpaid Principal Balance	13,684	14,129
Related Allowance	1,110	1,489
Consumer Loan [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	327	153
Unpaid Principal Balance	327	153
Related Allowance	54	50
Residential Real Estate, Single Family [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	1,360	1,364
Unpaid Principal Balance	1,360	1,364
With an allowance recorded [Member] | Consumer Home Equity [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	179	153
Unpaid Principal Balance	179	153
Related Allowance	50	50
With an allowance recorded [Member] | Commercial business loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment		25
Unpaid Principal Balance		25
Related Allowance		10
With an allowance recorded [Member] | Commercial Real Estate [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	7,981	8,454
Unpaid Principal Balance	8,144	8,454
Related Allowance	1,110	1,489
With an allowance recorded [Member] | Residential Construction Loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	803
Unpaid Principal Balance	803
With an allowance recorded [Member] | Dealer Auto and RV [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	4
Unpaid Principal Balance	4
Related Allowance	4
With no related allowance recorded [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	130
Unpaid Principal Balance	130
With no related allowance recorded [Member] | Commercial business loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment		39
Unpaid Principal Balance		39
With no related allowance recorded [Member] | Commercial Real Estate [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	5,433	5,568
Unpaid Principal Balance	5,540	5,675
With no related allowance recorded [Member] | Residential Construction Loans [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	803
Unpaid Principal Balance	803
With no related allowance recorded [Member] | Residential Real Estate, Single Family [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	1,360	1,364
Unpaid Principal Balance	1,360	1,364
With no related allowance recorded [Member] | Dealer Auto and RV [Member]
Recorded investment and unpaid principal balances for impaired loans receivable
Recorded Investment	14
Unpaid Principal Balance	$ 14

Loans Receivable (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average recorded investment and interest income recognized on loans
Interest income recognized	$ 488	$ 858	$ 1,055
Commercial business loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment		190	270
Interest income recognized		13	25
Residential Real Estate, Single Family [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	1,362	1,207
Interest income recognized	9	61
Commercial Real Estate [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	13,659	8,894	1,930
Interest income recognized	634	846	621
Consumer Loan [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	227	154	24
Interest income recognized	27	9	10
With an allowance recorded [Member] | Consumer Home Equity [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	166	154	24
Interest income recognized	12	9	10
With an allowance recorded [Member] | Commercial business loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment		122	75
Interest income recognized		3	21
With an allowance recorded [Member] | Commercial Real Estate [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	8,186	7,478	1,198
Interest income recognized	406	544	564
With an allowance recorded [Member] | Residential Construction Loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	512
Interest income recognized	41
With an allowance recorded [Member] | Dealer Auto and RV [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	1
Interest income recognized	1
With no related allowance recorded [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	57
Interest income recognized	11
With no related allowance recorded [Member] | Commercial business loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment		68	195
Interest income recognized		10	4
With no related allowance recorded [Member] | Residential Real Estate, Single Family [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	1,362	1,207
Interest income recognized	9	61
With no related allowance recorded [Member] | Commercial Real Estate [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	5,473	1,416	732
Interest income recognized	228	302	57
With no related allowance recorded [Member] | Residential Construction Loans [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	512
Interest income recognized	41
With no related allowance recorded [Member] | Dealer Auto and RV [Member]
Average recorded investment and interest income recognized on loans
Average Recorded Investment	3
Interest income recognized	$ 3

Loans Receivable (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	$ 7,393	$ 13,378
Commercial [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	35	54
Commercial Real Estate [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	3,432	10,237
Consumer [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status
Consumer - Home Equity [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	293	402
Dealer Auto and RV [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	121	132
Other Consumer [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	109	93
Residential [Member]
Schedule of loans receivable on nonaccrual status
Loans receivable on nonaccrual status	$ 3,403	$ 2,460

Loans Receivable (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Summery of information relating to troubled debt restructuring by class of loans
Number of Contracts	17	3
Pre-Modification Outstanding Recorded Investment	$ 1,437	$ 7,372
Maturity Date Extension	1,437
Deferral of Principal Payments		7,305
Other Pre-Modification Outstanding Recorded Investment		125
Pre-Modification Outstanding Recorded Investment	1,437	7,430
Residential Construction Loans [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	1,053
Number of Contracts	4
Maturity Date Extension	1,053
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment	1,053
Commercial Real Estate [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	198	7,372
Number of Contracts	2	3
Maturity Date Extension	198
Deferral of Principal Payments		7,305
Other Pre-Modification Outstanding Recorded Investment		125
Pre-Modification Outstanding Recorded Investment	198	7,430
Consumer [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment
Number of Contracts
Maturity Date Extension
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment
Consumer - Home Equity [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	168
Number of Contracts	7
Maturity Date Extension	168
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment	168
Dealer Auto and RV [Member]
Summery of information relating to troubled debt restructuring by class of loans
Pre-Modification Outstanding Recorded Investment	18
Number of Contracts	4
Maturity Date Extension	18
Deferral of Principal Payments
Other Pre-Modification Outstanding Recorded Investment
Pre-Modification Outstanding Recorded Investment	$ 18

Loans Receivable (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Offices	Dec. 31, 2011
Loans Receivable (Textual) [Abstract]
Number of offices of company		23
Allowance for loan losses		$ 6,709,000	$ 6,537,000
Borrowers sustained repayment period	6 months
Non-performing loans, including non-accrual loans and TDRs		7,393,000	13,378,000
Troubled debt restructuring (TDRs)		368,000	7,800,000
Maturity period of impaired loans		90 days
Maturity period of Larger commercial loans		60 days
Description of Loans		Loans are considered nonaccrual upon reaching 90 days delinquency
Historical loss calculation period		3 years
TDR-s compliance modified		$ 8,200,000

Investment Required by Regulation (Details)	Dec. 31, 2012
Investment Required by Regulation (Textual) [Abstract]
Percentage of unpaid principal balances of residential mortgage loans	1.00%
Percentage of total assets	0.30%
Percentage of outstanding advances	5.00%
Percentage of outstanding notes payable to FHLB	5.00%

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of major classifications of premises and equipment
Premises and equipment, gross	$ 32,851	$ 33,356
Less accumulated depreciation and amortization	18,565	18,285
Premises and equipment, net	14,286	15,071
Land [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	3,444	3,426
Buildings and improvements [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	19,889	20,671
Leasehold improvements [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	795	765
Furniture, fixtures and equipment [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	$ 8,723	$ 8,494

Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Depreciation expense	$ 1,018,000	$ 962,000	$ 1,068,000
Lease and rent expense	83,000	85,000	115,000
Lease agreements aggregate rentals 2013	75,000
Lease agreements aggregate rentals 2014	77,000
Lease agreements aggregate rentals 2015	75,000
Lease agreements aggregate rentals 2016	50,000
Lease agreements aggregate rentals 2017	50,000
Lease agreements aggregate rentals after 2017	$ 79,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deposits
Noninterest-bearing deposits	$ 109,964	$ 95,691
NOW account deposits	223,736	208,975
Money Market deposits	39,255	34,484
Passbook account deposits	173,343	153,644
Time deposits	631,759	663,616
Total	$ 1,178,057	$ 1,156,410
Percentage of noninterest-bearing deposits	9.30%	8.30%
Percentage of NOW account deposits	19.00%	18.10%
Percentage of Money Market deposits	3.30%	3.00%
Percentage of Passbook account deposits	14.70%	13.30%
Percentage of Time deposits	53.70%	57.30%
Percentage of deposits, total	100.00%	100.00%

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time deposits maturity as follows:
Within one year	$ 375,862	$ 387,857
After one year through two years	118,333	118,470
After two years through three years	78,492	81,282
After three years through four years	36,920	33,395
After four years through five years	17,106	37,235
Thereafter	5,046	5,377
Total	$ 631,759	$ 663,616
Within one year, Weighted average rate	59.60%	58.50%
After one year through two years, Weighted average rate	18.70%	17.90%
After two years through three years, Weighted average rate	12.40%	12.20%
After three years through four years, Weighted average rate	5.80%	5.00%
After four years through five years, Weighted average rate	2.70%	5.60%
Thereafter, Weighted average rate	0.80%	0.80%
Total, Weighted average rate	100.00%	100.00%

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Interest expense by type of deposit account
NOW account deposits	$ 298	$ 556	$ 454
Money Market deposits	47	103	127
Passbook account deposits	156	372	400
Time deposits	8,824	10,923	13,289
Interest Expense, Deposits	$ 9,325	$ 11,954	$ 14,270

Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Time deposits of $100,000 or more	$ 244,800,000	$ 246,600,000
Time deposits	$ 100,000	$ 100,000

Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of borrowed funds
Due within 12 months, Weighted average rate	2.69%	2.80%
Due beyond 12 months but within 2 years, Weighted average rate	2.88%	3.62%
Due beyond 2 years but within 3 years, Weighted average rate	3.13%	2.88%
Due beyond 3 years but within 4 years, Weighted average rate	2.15%	3.36%
Due beyond 4 years but within 5 years, Weighted average rate	1.03%	2.15%
Due beyond 5 years, Weighted average rate	3.61%	3.61%
Due within 12 months	$ 100,147	$ 30,684
Due beyond 12 months but within 2 years	71,392	72,647
Due beyond 2 years but within 3 years	15,873	71,392
Due beyond 3 years but within 4 years	8,013	14,613
Due beyond 4 years but within 5 years	7,807	8,019
Due beyond 5 years	10,000	10,000
Total	213,232	207,355
Repurchase agreements [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate	2.99%	3.12%
Due beyond 12 months but within 2 years, Weighted average rate	3.07%	3.30%
Due beyond 2 years but within 3 years, Weighted average rate	4.12%	3.07%
Due beyond 3 years but within 4 years, Weighted average rate		4.12%
Due beyond 4 years but within 5 years, Weighted average rate	4.28%
Due beyond 5 years, Weighted average rate	4.49%	4.42%
Due within 12 months	148,000	93,000
Due beyond 12 months but within 2 years	40,000	130,000
Due beyond 2 years but within 3 years	10,000	40,000
Due beyond 3 years but within 4 years		10,000
Due beyond 4 years but within 5 years	25,000
Due beyond 5 years	45,000	70,000
Total	268,000	343,000
ESOP borrowings [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate	4.68%	4.68%
Due beyond 12 months but within 2 years, Weighted average rate	4.68%	4.68%
Due beyond 2 years but within 3 years, Weighted average rate	4.68%	4.68%
Due beyond 3 years but within 4 years, Weighted average rate	4.68%	4.68%
Due beyond 4 years but within 5 years, Weighted average rate		4.68%
Due within 12 months, Amount	1,000	1,000
Due beyond 12 months but within 2 years	1,000	1,000
Due beyond 2 years but within 3 years	1,000	1,000
Due beyond 3 years but within 4 years	250	1,000
Due beyond 4 years but within 5 years		250
Total	3,250	4,250
Corporate borrowings [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate		6.30%
Due beyond 12 months but within 2 years, Weighted average rate		6.30%
Due beyond 2 years but within 3 years, Weighted average rate		6.30%
Due within 12 months, Amount		1,400
Due beyond 12 months but within 2 years		1,400
Due beyond 2 years but within 3 years		1,400
Total		4,200
Borrowings for joint ventures [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate		3.75%
Due beyond 2 years but within 3 years, Weighted average rate	3.75%
Due within 12 months, Amount		1,762
Due beyond 2 years but within 3 years	74
Total	74	1,762
Junior subordinated notes [Member]
Summary of borrowed funds
Due beyond 5 years, Weighted average rate	2.41%	2.56%
Due beyond 5 years	$ 46,393	$ 46,393

Borrowed Funds (Details Textual) (USD $)	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2012 Trust II Preferred Securities [Member]	Dec. 31, 2012 Trust III Preferred Securities [Member]	Dec. 31, 2012 Trust IV Preferred Securities [Member]	Jul. 23, 2008 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2012 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2008 ESB Capital Trust II (Trust II) [Member]	Apr. 10, 2003 ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2012 ESB Capital Trust IV (Trust IV) [Member]	Feb. 10, 2005 ESB Capital Trust IV (Trust IV) [Member]	Dec. 31, 2012 ESB Statutory Trust (Trust III) [Member]	Dec. 17, 2003 ESB Statutory Trust (Trust III) [Member]	Dec. 31, 2012 Structured advances [Member]	Dec. 31, 2012 Repurchase agreements [Member]	Dec. 31, 2011 Repurchase agreements [Member]	Dec. 31, 2012 Variable rate [Member] ESB Capital Trust II (Trust II) [Member]	Apr. 10, 2003 Variable rate [Member] ESB Capital Trust II (Trust II) [Member]	Dec. 31, 2012 Variable rate [Member] ESB Statutory Trust (Trust III) [Member]	Dec. 17, 2003 Variable rate [Member] ESB Statutory Trust (Trust III) [Member]	Dec. 31, 2012 Structured REPOs [Member]	Dec. 31, 2011 Structured REPOs [Member]	Dec. 31, 2012 Citigroup [Member]	Dec. 31, 2011 Citigroup [Member]	Dec. 31, 2012 Barclays Capital [Member]	Dec. 31, 2011 Barclays Capital [Member]	Dec. 31, 2012 Credit Suisse [Member]	Dec. 31, 2011 Credit Suisse [Member]	Dec. 31, 2012 PNC Bank [Member]	Dec. 31, 2011 PNC Bank [Member]	Dec. 31, 2012 Morgan Stanley [Member]	Dec. 31, 2011 Morgan Stanley [Member]	Jul. 23, 2008 First Tennessee Loan [Member]	Dec. 31, 2012 WesBanco Loan [Member]
Borrowed Funds (Textual) [Abstract]
FHLB advances	$ 213,232,000	$ 207,355,000														$ 213,200,000	$ 268,000,000	$ 343,000,000
Structured REPO's																	268,000,000
Period of fixed interest rate																	5 years
Debt instrument variable rates basis																50.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate.
Repurchase agreements with flexible interest rates																							30,000,000
REPO interest rate term																							3.75% based on the 3 month LIBOR rate
Repurchase agreements with fixed interest rate																							25,000,000
Securities available for sale; cost	1,065,447,000	1,091,497,000																					297,800,000	375,000,000
REPO's with other banks																									115,000,000	145,000,000	40,000,000	70,000,000	83,000,000	93,000,000	0	5,000,000	30,000,000	30,000,000
Risk related to repurchase agreement amount																									14,400,000		3,900,000		14,100,000				4,200,000
Weighted average maturity																									17 months		42 months		22 months				13 months
Preferred securities									5,000,000					5,100,000
Preferred securities													35,000,000							10,000,000		5,000,000
Liquidation preference per share											$ 1,000				$ 1,000
Redeemed preferred securities								5,000,000	5,100,000
Purchase of common securities									310,000			1,100,000		155,000
Proceeds from bank loan				10,000,000
Proceeds from bank loan								14,000,000	10,000,000
Loans Payable										9,000,000
Interest rate										5.55%
Subordinated debt												36,100,000							10,300,000		5,200,000
Maturity date of subordinated debt									Apr 24, 2033			Feb 10, 2035		Dec 17, 2033
Preferred securities fixed interest rate												6.03% for six years
Preferred securities variable interest rate									LIBOR plus 3.25%			Three month LIBOR plus 1.82%		LIBOR Index plus 2.95%
Maturity year of preferred securities												30 years
Maturity date of subordinated debt start date range									Apr 24, 2008			Feb 10, 2011		Dec 17, 2008
Maturity date of subordinated debt end date range									Apr 24, 2033			Feb 10, 2035		Dec 17, 2033
Fixed interest rate							6.03%																												6.30%	3.75%
Unamortized deferred debt issuance costs	0
Preferred securities interest rate					3.25%	2.95%	1.82%
Maturity of redemption of subordinated debt						90 days	90 days
Borrowed Funds (Additional Textual) [Abstract]
Notional amount of imbedded caps	50,000,000
Market value of the securities	318,900,000	402,100,000
Repurchase agreements, maturities	Greater than 90 days	Greater than 90 days
Average borrowings under REPO	305,500,000	356,800,000	359,700,000
Maximum month-end outstanding amount	343,000,000	368,000,000	363,000,000
Subordinated debt redemption description	The Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event
Maximum burrowing capacity	338,100,000
Maximum burrowing capacity, available for use	94,200,000
LIBOR Rate	3 months
Structured advances with imbedded caps		$ 50,000,000
Strike rate of imbedded caps	3.75%
Interest rate on structured REPO's with imbedded caps	less than zero
Preferred securities maturity period	Six years

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense:
Federal	$ 3,578	$ 5,170	$ 3,951
State	48	31	(21)
Total	3,626	5,201	3,930
Deferred benefit:
Federal	(412)	(1,758)	(394)
State	22	(63)	17
Total	$ 3,236	$ 3,380	$ 3,553

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income tax amounts recorded to stockholder's equity
Income tax effect	$ (2,741)	$ (4,455)	$ 2,589
Income tax effect	74	921	1,044
Net unrecognized pension cost (benefit)	68	79	(1)
Compensation expense for tax purposes in excess of amounts recognized for financial statement purposes	48	55	74
Total	$ (3,936)	$ (3,315)	$ 3,551

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowances for losses on loans and real estate owned	$ 2,369	$ 2,309
General business credit		217
Minimum tax credit carry forward	3,834	3,880
Write down of debt	1,305	1,334
Real estate acquired through foreclosure, net	213	336
State net operating loss carryover	568	601
Defined benefit plans	325	311
Mortgage servicing rights	3	2
Investment in joint ventures	1,210	1,225
Interest rate swaps	3,733	1,936
Other	2,407	1,856
Total gross deferred tax assets	15,967	14,007
Less state valuation allowance	234	245
Deferred tax assets after valuation allowance	15,733	13,762
Deferred tax liabilities:
Investment in securities available for sale	17,588	13,516
Accretion of discounts	3	47
Core deposit intangible	101	189
Purchase price adjustments	63	105
Other	218	282
Gross deferred tax liabilities	17,973	14,139
Net deferred tax (liability)	$ 2,240	$ 377

Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of federal income tax rate
Tax at statutory rate	35.00%	35.00%	35.00%
(Decrease) increase resulting from:
Tax free income, net of interest disallowance	(14.20%)	(12.60%)	(11.60%)
State income taxes, net of Federal income tax benefit	0.20%	0.10%	(0.10%)
Earnings of BOLI	(1.20%)	(1.30%)	(1.40%)
Other, net	(1.90%)	(2.70%)	(2.00%)
Effective rate	17.80%	18.50%	19.90%

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Alternative minimum tax credit	$ 3,834,000	$ 3,880,000
State net operating loss carryforward	3,600,000
Valuation allowance for state deferred tax assets	234,000	245,000
Statutory federal income tax rate	35.00%	35.00%	35.00%
Retained earnings	89,065,000	80,231,000
Deferred income taxes	0
Liability for uncertain tax positions	0
Unrecognized tax benefits	$ 0

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option activities under the Option Plans
Options Outstanding, Beginning Balance	918,604	1,001,175	972,326
Options, Granted	216,330	117,722	151,956
Options, Exercised	(93,421)	(121,945)	(93,827)
Options, Forfeited	(45,129)	(78,348)	(29,280)
Options Outstanding, Ending Balance	996,384	918,604	1,001,175
Options, Exercisable	689,700	661,538	731,438
Options Outstanding Weighted Average Exercise Price/Share, Beginning Balance	$ 10.89	$ 10.23	$ 9.54
Options Granted, Weighted Average Exercise Price/Share	$ 12.6	$ 13.19	$ 12.42
Options Exercised, Weighted Average Exercise Price/Share	$ 9.51	$ 8.81	$ 7.6
Options Forfeited, Weighted Average Exercise Price/Share	$ 10.53	$ 9.22	$ 6.92
Options Outstanding Weighted Average Exercise Price/Share, Ending Balance	$ 11.41	$ 10.89	$ 10.23
Options Exercisable, Weighted Average Exercise Price/Share	$ 10.95	$ 10.53	$ 10.08

Employee Benefit Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of characteristics of issued stock options
Options Outstanding	996,384	918,604	1,001,175	972,326
Exercise Price	$ 11.41	$ 10.89	$ 10.23	$ 9.54
Average Remaining Contractual Life (in years)	6 years 4 months 24 days
2003 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	76,426
Exercise Price	$ 12.8
Average Remaining Contractual Life (in years)	10 months 24 days
2004 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	81,132
Exercise Price	$ 12.09
Average Remaining Contractual Life (in years)	1 year 10 months 24 days
2005 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	60,892
Exercise Price	$ 10.17
Average Remaining Contractual Life (in years)	2 years 3 months 18 days
2005 Additional [Member]
Schedule of characteristics of issued stock options
Options Outstanding	16,032
Exercise Price	$ 10.33
Average Remaining Contractual Life (in years)	2 years 3 months 18 days
2006 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	53,220
Exercise Price	$ 8.96
Average Remaining Contractual Life (in years)	3 years 10 months 24 days
2007 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	51,927
Exercise Price	$ 8.43
Average Remaining Contractual Life (in years)	4 years 10 months 24 days
2008 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	67,353
Exercise Price	$ 8.59
Average Remaining Contractual Life (in years)	5 years 10 months 24 days
2009 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	113,760
Exercise Price	$ 9.62
Average Remaining Contractual Life (in years)	6 years 10 months 24 days
2010 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	144,540
Exercise Price	$ 12.42
Average Remaining Contractual Life (in years)	7 years 10 months 24 days
2011 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	114,772
Exercise Price	$ 13.19
Average Remaining Contractual Life (in years)	8 years 10 months 24 days
2012 [Member]
Schedule of characteristics of issued stock options
Options Outstanding	216,330
Exercise Price	$ 12.6
Average Remaining Contractual Life (in years)	9 years 10 months 24 days

Employee Benefit Plans (Details 2) (Non Vested Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Vested Restricted Stock [Member]
Schedule of changes in the stock for the MRP and RSP
Options Outstanding, Beginning Balance	81,000	2,755	5,515
Granted	27,777	90,000
Vested	(14,553)	(11,630)	(2,760)
Forfeited		(125)
Options Outstanding, Ending Balance	94,224	81,000	2,755

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors' Retirement Plan [Member]
Change in benefit obligation
Benefit obligation, Beginning Balance	$ 829	$ 843
Service cost	6	5	25
Interest cost	34	41	45
Actuarial losses	30	16
Benefits paid	(72)	(76)
Benefit obligation, Ending Balance	827	829	843
Change in plan assets
Fair value of plan assets, Beginning Balance
Employer contributions	72	76
Benefits paid	(72)	(76)
Fair value of plan assets, Ending Balance
Funded Status	(827)	(829)
Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	56	36
Prior service cost	33	87	87
Transition obligation
Total	73	133	157
SERP [Member]
Change in benefit obligation
Benefit obligation, Beginning Balance	2,678	2,365
Service cost	81	64	60
Interest cost	120	123	124
Actuarial losses	166	211
Benefits paid	(85)	(85)
Benefit obligation, Ending Balance	2,960	2,678	2,365
Change in plan assets
Fair value of plan assets, Beginning Balance
Employer contributions	85	85
Benefits paid	(85)	(85)
Fair value of plan assets, Ending Balance
Funded Status	(2,960)	(2,678)
Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	465	408
Prior service cost
Transition obligation	108	136
Total	$ 323	$ 283	$ 282

Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors' Retirement Plan [Member]
Net Periodic Pension Cost
Service cost	$ 6	$ 5	$ 25
Interest cost	34	41	45
Amortization of prior service cost	33	87	87
Net periodic pension cost	73	133	157
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	(7)	11	7
Amortization of prior service cost	(22)	(57)	(57)
Total recognized in other comprehensive income	(29)	(46)	(50)
SERP [Member]
Net Periodic Pension Cost
Service cost	81	64	60
Interest cost	120	123	124
Amortization of transition obligation	41	41	41
Amortization of net loss	81	55	57
Amortization of prior service cost
Net periodic pension cost	323	283	282
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	51	101	(46)
Amortization of transition obligation	(29)	(27)	(27)
Total recognized in other comprehensive income	$ 22	$ 74	$ (73)

Employee Benefit Plans (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SERP [Member]
Schedule of the weighted average assumptions used to determine benefit obligations and net periodic pension cost
Discount rate	3.75%	5.25%
Rate of compensation increase	4.00%	4.00%
Directors' Retirement Plan [Member]
Schedule of the weighted average assumptions used to determine benefit obligations and net periodic pension cost
Discount rate	4.50%	5.25%
Rate of compensation increase	2.50%	2.50%

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Management Recognition Plan [Member]	Nov. 30, 2011 Management Recognition Plan [Member]	May 31, 2005 Management Recognition Plan [Member]	May 31, 2004 Management Recognition Plan [Member]	Dec. 31, 2012 Management Recognition Plan [Member]	Dec. 31, 2011 Management Recognition Plan [Member]	Dec. 31, 2010 Management Recognition Plan [Member]	Dec. 31, 2012 Restricted Stock [Member]	Nov. 30, 2012 Restricted Stock [Member]	Nov. 30, 2011 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Excess Benefit Plan [Member]	Dec. 31, 2012 SERP [Member]	Dec. 31, 2011 SERP [Member]	Dec. 31, 2012 SERP [Member] Maximum [Member]	Dec. 31, 2012 SERP [Member] Minimum [Member]	Dec. 31, 2012 Directors' Retirement Plan [Member]	Dec. 31, 2011 Directors' Retirement Plan [Member]	Dec. 31, 2012 ESB Financial Corporation Directors Retirement Plan [Member] Maximum [Member]	Dec. 31, 2012 ESB Financial Corporation Directors Retirement Plan [Member] Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares awarded to eligible individuals					15,865	700	31,450					27,777	74,135
Shares vested on the date of the grant					1,584	75	4,820					5,553	7,416
Shares subsequently vested				12,697	1,584	625	23,225					22,224
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Remaining Shares Vested Subsequently											59,303		7,416
Shares forfeited							3,405
Price on the grant date						$ 13.25	$ 12.81
Fair value of the shares						$ 10,000	$ 403,000
Compensation expense								21,000	37,000	35,000				150,000
Expected compensation expense on 2013				21,000				21,000			142,000			142,000
Expected compensation expense on 2014				21,000				21,000			144,000			144,000
Expected compensation expense on 2015				21,000				21,000			149,000			149,000
Expected compensation expense on 2016				21,000				21,000			148,000			148,000
Expected compensation expense on 2017				21,000				21,000			89,000			89,000
Expected compensation expense, thereafter				63,000				63,000			273,000			273,000
Number of days taken to credit supplemental benefits received															180 days
Annual retirement benefit age																65 years				75 years
Annual retirement benefit percentage																25.00%
Targeted benefit percentage																100.00%
Benefit plan premium equally paid																10 years
Benefit payable upon early retirement.																age 50 with at least twelve years of service
Service needed to lesser benefit payable upon early retirement																12 years
Participants credited service under benefit plans																		34 years	22 years
Service period to get retirement benefit																						10 years	5 years
Retirement benefit calculation ratio																						80.00%	25.00%
Years of service required for ratios																						20 years	10 years
Accumulated benefit obligation for the director's retirement plan																2,700,000	2,400,000			793,000	791,000
Projected benefit payments on 2013																85,000				125,000
Projected benefit payments on 2014																85,000				161,000
Projected benefit payments on 2015																85,000				128,000
Projected benefit payments on 2016																85,000				129,000
Projected benefit payments on 2017																279,000				129,000
Projected benefit payments, thereafter																4,700,000				127,000
Shares held in Management Recognition Plan	12,697														74,519
Employee Benefit Plans (Textual) [Abstract]
Employees contribution In stock of the company	100.00%
Percentage of eligible compensation, matched 100% by employer	1.00%
Percentage of eligible compensation, matched 50% by employer	2.00%
Employer match of employee contributions of first 1% of eligible compensation (as a percent)	100.00%
Employer match of employee contributions of next 2% and 6% of eligible compensation (as a percent)	50.00%
Employer contribution of employees retirement plan	313,000	286,000	272,000
Employee stock ownership plan benefit of employees after two years service	25.00%
Employee stock ownership plan benefit of employees after three years service	50.00%
Employee stock ownership plan benefit of employees after four years service	75.00%
Employee stock ownership plan benefit of employees after five years service	100.00%
ESOPs loan payable bears a weighted-average interest rate	4.68%
Dividends received on unallocated ESOP shares	169,899	111,622	22,305
Company contribution of unallocated ESOP Shares	1,300,000	1,300,000	1,100,000
Interest incurred on the loan by ESOP	181,122	205,562	23,000
Company recognized compensation expense related to the ESOP	1,400,000	1,300,000	1,200,000
Total shares held to ESOP	2,242,511	2,111,061	0
Unallocated shares controlled by the ESOP	246,746	329,656
ESOP fair value of shares	3,422,367	4,638,260
ESOP shares released for allocation	82,910	64,303
Additional shares purchased by company Employee Stock Ownership Plan	25,090	43,697	18,781
Cost of additional shares released for allocation	329,000	504,000	189,000
Maximum contractual term	P10Y
Company recognized compensation expense related to the ESOP	(1,432,000)	(1,309,000)	(1,197,000)
Estimated net loss		$ 0	$ 95,000

Other Comprehensive Income (loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of components of AOCI, net of tax
Net unrealized gain on securities available for sale	$ 29,465	$ 25,101
Accumulated loss on effective cash flow hedging derivatives	(3,733)	(3,596)
Net unrecognized pension cost	(629)	(601)
Total	$ 25,103	$ 20,904

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of the notional amount of off-balance sheet financial instruments
Loans in process and commitments	$ 15,247	$ 16,728
Interest rate swaps [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Letters of credit	35,000	35,000
Interest rate caps [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Letters of credit	170,000	200,000
Standby [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Letters of credit	15,423	14,461
Commercial [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Lines of credit (unfunded)	21,544	22,312
Consumer [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Lines of credit (unfunded)	51,375	51,145
Fixed interest rate [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Loans in process and commitments	18,732	25,487
Variable interest rate [Member]
Schedule of the notional amount of off-balance sheet financial instruments
Loans in process and commitments	$ 13,617	$ 16,585

Fair Value (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	$ 1,110,776	$ 1,130,116
Mortgage backed securities	654,249	741,205
Total other assets	90	532
Total other liabilities	5,743	5,531
Trust preferred securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	38,027	37,544
Municipal securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	190,887	184,485
Equity securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,818	2,103
Corporate bonds [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	225,795	164,779
U.S. sponsored entities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	649,933	732,302
Private label [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	4,316	8,903
Interest rate caps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other assets	90	532
Interest rate swaps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other liabilities	5,743	5,531
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,818	2,103
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | Equity securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,818	2,103
Significant Other Observable Inputs (Level II) [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,072,779	1,092,224
Mortgage backed securities	654,249	741,205
Total other assets	90	532
Total other liabilities	5,743	5,531
Significant Other Observable Inputs (Level II) [Member] | Trust preferred securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	1,848	1,755
Significant Other Observable Inputs (Level II) [Member] | Municipal securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	190,887	184,485
Significant Other Observable Inputs (Level II) [Member] | Corporate bonds [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	225,795	164,779
Significant Other Observable Inputs (Level II) [Member] | U.S. sponsored entities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	649,933	732,302
Significant Other Observable Inputs (Level II) [Member] | Private label [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Mortgage backed securities	4,316	8,903
Significant Other Observable Inputs (Level II) [Member] | Interest rate caps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other assets	90	532
Significant Other Observable Inputs (Level II) [Member] | Interest rate swaps [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Total other liabilities	5,743	5,531
Significant Unobservable Inputs (Level III) [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	36,179	35,789
Significant Unobservable Inputs (Level III) [Member] | Trust preferred securities [Member]
Assets and liabilities reported on the consolidated statements of financial condition on a recurring basis
Securities available for sale	$ 36,179	$ 35,789

Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total net realized/unrealized gains (losses)
Interest income on securities	$ 14	$ 14
Net realized loss on securities available for sale	(5)	(78)
Level 3 [Member]
Fair value measurements using significant unobservable inputs (Level III)
Beginning balance January 1	35,789	37,361
Total net realized/unrealized gains (losses)
Interest income on securities	14	14
Net realized loss on securities available for sale	(5)	(78)
Included in other comprehensive income (loss)	381	(1,008)
Transfers in and/or out of Level III
Purchases, issuances, sales and settlements
Purchases
Issuances
Sales
Settlements		(500)
Ending balance, December 31	$ 36,179	$ 35,789

Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in unrealized gains and losses recorded in earnings for Level III assets and liabilities
Interest income on securities	$ 14	$ 14
Net realized loss on securities available for sale	(5)	(78)
Total	$ 9	$ (64)

Fair Value (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level III assets measured at fair value on recurring or non-recurring basis
Valuation Technique	Appraisal of collateral (1)
Impaired Loans [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	$ 14,740	$ 14,054
Valuation Technique	Discounted Cash Flow
Significant Unobservable Inputs	Remaining term Discount Rate
Range/Weighted Average	.7 yrs to 21.8 yrs
Real estate acquired through foreclosure [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	2,441	3,883
Valuation Technique	Appraisal of collateral (1)
Servicing assets [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	14	16
Valuation Technique	Discounted Cash Flow
Significant Unobservable Inputs	Remaining term
Range/Weighted Average	.2 yrs - 18.8 yrs
Trust preferred securities [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Fair Value of Assets	$ 36,179	$ 35,789
Valuation Technique	Discounted Cash Flow
Trust Preferred Securities Credit Spreads [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Credit Spreads
Range/Weighted Average	45-80 basis points
Trust Preferred Securities Liquidity Risk Adjustments [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Liquidity Risk Adjustments
Range/Weighted Average	20-65 basis points
Trust Preferred Securities Default Rates [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Default Rates
Range/Weighted Average	.6% -1%
Servicing Assets Discount Rate [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Discount Rate
Range/Weighted Average	11.25% - 12.25%
Impaired Loans Discount Rate [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Discount Rate
Range/Weighted Average	3.8% - 7.0%
Impaired Loans Interest Rate [Member]
Level III assets measured at fair value on recurring or non-recurring basis
Significant Unobservable Inputs	Interest Rate
Range/Weighted Average	3.3% - 16.3%

Fair Value (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value (Textual) [Abstract]
Credit spreads on Moodys rating	45-80 basis points
Liquidity risk adjustments ranged	20-65 basis points
Liquidity risk adjustments ranged, securities of 15 largest banks	20-40 basis points
Investment in two largest banks	$ 17,900,000
Investment in two largest banks percentage	49.40%
Investment in Floating rate trust preferred securities	36,200,000
Write-downs on REO properties	$ 370,000	$ 958,000

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Fair value, Securities	$ 1,110,776	$ 1,130,116
Securities receivable	1,277	1,148
Net loans receivable	672,086	648,921
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Financial Liabilities:
Deposits	1,178,057	1,156,410
Junior subordinated notes	46,393	46,393
Advance payment by borrowers for taxes and insurance	2,619	2,519
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Financial Assets:
Cash and Cash Equivalents	15,064	38,848
Fair value, Securities	1,818	2,103
Securities receivable	1,277	1,148
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Financial Liabilities:
Deposits	546,298	492,794
Advance payment by borrowers for taxes and insurance	2,619	2,519
Accrued interest payable	1,344	1,676
Significant Other Observable Inputs (Level II) [Member]
Financial Assets:
Fair value, Securities	1,072,779	1,092,224
Interest rate cap contracts	90	532
Financial Liabilities:
Borrowed funds	260,333	263,288
Junior subordinated notes	25,001	20,361
Interest rate swap contracts	5,743	5,531
Significant Unobservable Inputs (Level III) [Member]
Financial Assets:
Fair value, Securities	36,179	35,789
Net loans receivable	702,206	679,819
Financial Liabilities:
Deposits	641,430	675,644
Borrowed funds	249,550	331,588
Carrying Amount [Member]
Financial Assets:
Cash and Cash Equivalents	15,064	38,848
Fair value, Securities	1,110,776	1,130,116
Securities receivable	1,277	1,148
Net loans receivable	672,086	648,921
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Interest rate cap contracts	90	532
Financial Liabilities:
Deposits	1,178,057	1,156,410
Borrowed funds	484,556	560,567
Junior subordinated notes	46,393	46,393
Advance payment by borrowers for taxes and insurance	2,619	2,519
Accrued interest payable	1,344	1,676
Interest rate swap contracts	5,743	5,531
Fair Value [Member]
Financial Assets:
Cash and Cash Equivalents	15,064	38,848
Fair value, Securities	1,110,776	1,130,116
Securities receivable	1,277	1,148
Net loans receivable	702,206	679,819
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Interest rate cap contracts	90	532
Financial Liabilities:
Deposits	1,187,728	1,168,438
Borrowed funds	509,883	594,876
Junior subordinated notes	25,001	20,361
Advance payment by borrowers for taxes and insurance	2,619	2,519
Accrued interest payable	1,344	1,676
Interest rate swap contracts	$ 5,743	$ 5,531

Regulatory Matters and Insurance of Accounts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of information concerning regulatory capital of the Bank
Total Capital, Actual	$ 164,082	$ 156,945
Total Capital, For Capital Adequacy Purposes	86,309	83,143
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	107,886	103,929
Tier 1 Leverage Capital, Actual	157,313	150,347
Tier 1 Leverage Capital, For Capital Adequacy Purposes	72,355	75,989
Tier 1 Leverage Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	90,444	94,987
Tier 1 Risk Based Capital, Actual	157,313	150,347
Tier 1 Risk Based Capital, For Capital Adequacy Purposes	43,154	41,572
Tier 1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 64,732	$ 62,358
Total Capital (to Risk Weighted Assets), Actual	15.21%	15.10%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	10.00%	10.00%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), Actual	8.70%	7.91%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Leverage Capital (to Adjusted Tangible Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	5.00%	5.00%
Tier 1 Risk Based Capital (to Risk Weighted Assets), Actual	14.58%	14.47%
Tier 1 Risk Based Capital (to Risk Weighted Assets), For Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Risk Based Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	6.00%	6.00%

Regulatory Matters and Insurance of Accounts (Details Textual)	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters and Insurance of Accounts (Textual) [Abstract]
The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions, Tier 1 Leverage Capital	5.00%	5.00%
The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions, Tier 1 Risk Based Capital	6.00%	6.00%
The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions, Total Capital	10.00%	10.00%

Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Quarterly Financial Data (unaudited)
Interest income	$ 17,109	$ 17,943	$ 18,590	$ 18,870	$ 19,256	$ 19,817	$ 20,199	$ 19,955	$ 72,512		$ 79,227		$ 84,864
Interest expense	6,778	7,168	7,581	7,873	8,300	8,723	8,979	9,138	29,400		35,140		41,897
Net interest income	10,331	10,775	11,009	10,997	10,956	11,094	11,220	10,817	43,112		44,087		42,967
Provision for loan losses	250	350	300	200	330	300	200	300	1,100		1,130		1,404
Net interest income after provision for loan losses	10,081	10,425	10,709	10,797	10,626	10,794	11,020	10,517	42,012		42,957		41,563
Net realized loss on securities available for sale	282	197		267	(364)	(83)			746		937
Other noninterest income	2,144	1,440	1,538	1,456	305	1,281	1,678	1,489	811		706		644
Noninterest expense	7,817	7,248	7,491	7,722	7,153	6,703	7,024	7,182	30,278		28,062		27,813
Income before provision for income taxes	4,690	4,814	4,756	4,798	3,414	5,289	5,674	4,824	19,058		19,201		18,217
Provision for income taxes	799	793	799	845	314	1,010	1,160	896	3,236		3,380		3,553
Net Income before noncontrolling interest	3,891	4,021	3,957	3,953	3,100	4,279	4,514	3,928	15,822		15,821		14,664
Less: net income attributable to noncontrolling interest	388	87	276	168	98	315	230	268	919		911		433
Net income attributable to ESB Financial Corporation	$ 3,503	$ 3,934	$ 3,681	$ 3,785	$ 3,002	$ 3,964	$ 4,284	$ 3,660	$ 14,903		$ 14,910		$ 14,231
Net income per share:
Basic	$ 0.25	$ 0.27	$ 0.26	$ 0.26	$ 0.21	$ 0.27	$ 0.3	$ 0.25	$ 1.04	[1]	$ 1.03	[1]	$ 0.99	[1]
Diluted	$ 0.25	$ 0.27	$ 0.25	$ 0.26	$ 0.21	$ 0.27	$ 0.29	$ 0.25	$ 1.03	[1]	$ 1.02	[1]	$ 0.98	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2010 to reflect a six-for five stock split paid on May 16, 2011.

ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Interest-earning deposits	$ 9,400	$ 34,128
Fair value, Securities	1,110,776	1,130,116
Total assets	1,927,614	1,964,791
Liabilities and Stockholders' equity
Accrued expenses and other liabilities	19,156	17,193
Stockholders' equity	194,800	179,075	167,353	164,752
Total liabilities and stockholders' equity	1,927,614	1,964,791
Parent Company [Member]
Assets
Interest-earning deposits	1,091	6,658
Fair value, Securities	34,889	30,607
Equity in net assets of subsidiaries	227,695	216,883
Other assets	5,969	6,447
Total assets	269,644	260,595
Liabilities and Stockholders' equity
Subordinated debt, net	46,393	46,393
Accrued expenses and other liabilities	27,553	33,958
Stockholders' equity	195,698	180,244
Total liabilities and stockholders' equity	$ 269,644	$ 260,595

ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense:
Compensation and employee benefits									$ 17,514	$ 16,327	$ 15,541
Total interest expense	6,778	7,168	7,581	7,873	8,300	8,723	8,979	9,138	29,400	35,140	41,897
Benefit from income taxes	(799)	(793)	(799)	(845)	(314)	(1,010)	(1,160)	(896)	(3,236)	(3,380)	(3,553)
Net income before noncontrolling interest	3,891	4,021	3,957	3,953	3,100	4,279	4,514	3,928	15,822	15,821	14,664
Parent Company [Member]
Income:
Equity in undistributed earnings of subsidiaries									6,356	1,664	8,024
Dividends from subsidiaries									10,000	15,000	8,000
Management fee income, from subsidiaries									48	36	36
Net gain on sale of securities available for sale									629	141
Other than temporary impairment losses on securities available for sale									(26)	(317)	(217)
Interest and other income									1,126	1,365	1,432
Total income									18,133	17,889	17,275
Expense:
Interest expense, to subsidiary									2,957	3,257	3,326
Compensation and employee benefits									632	432	423
Other									657	445	376
Total interest expense									4,246	4,134	4,125
Income before benefit from income taxes									13,887	13,755	13,150
Benefit from income taxes									(1,016)	(1,155)	(1,081)
Net income before noncontrolling interest									$ 14,903	$ 14,910	$ 14,231

ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Condensed Statements of Comprehensive Income
Net Income before noncontrolling interest	$ 3,891	$ 4,021	$ 3,957	$ 3,953	$ 3,100	$ 4,279	$ 4,514	$ 3,928	$ 15,822	$ 15,821	$ 14,664
Net change in unrealized gains (losses):
Gains (losses) arising during the period									7,832	12,728	(7,614)
Income tax effect									(2,741)	(4,455)	2,589
Gains arising during the year, net of tax									5,091	8,273	(5,025)
(Gains) losses recognized in earnings									(746)	(937)
Income tax effect									261	328
Gains recognized in earnings, net of tax									(485)	(609)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax									4,606	7,664	(5,025)
Fair value adjustment on derivatives									(211)	(2,631)	(3,070)
Income tax effect									74	921	1,044
Fair value adjustment on derivatives									(137)	(1,710)	(2,026)
Total Comprehensive income (loss), net of tax									4,199	5,570	(7,324)
Net comprehensive income before noncontrolling interest									20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest	388	87	276	168	98	315	230	268	919	911	433
Net comprehensive income attributable to ESB Financial Corporation									19,102	20,480	6,907
Parent Company [Member]
Schedule of Condensed Statements of Comprehensive Income
Net Income before noncontrolling interest									14,903	14,910	14,231
Net change in unrealized gains (losses):
Gains (losses) arising during the period									741	368	240
Income tax effect									(259)	(129)	(82)
Gains arising during the year, net of tax									482	239	158
(Gains) losses recognized in earnings									(629)	(141)
Income tax effect									221	49
Gains recognized in earnings, net of tax									(408)	(92)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax									74	147	158
Fair value adjustment on derivatives									(211)	(2,631)	(3,070)
Income tax effect									74	921	1,044
Fair value adjustment on derivatives									(137)	(1,710)	(2,026)
Other comprehensive income (loss) of bank subsidiary									4,262	7,133	(5,456)
Total Comprehensive income (loss), net of tax									4,199	5,570	(7,324)
Net comprehensive income before noncontrolling interest									20,021	21,391	7,340
Less: net income attributable to the noncontrolling interest									919	911	433
Net comprehensive income attributable to ESB Financial Corporation									$ 19,102	$ 20,480	$ 6,907

ESB Financial Corporation Condensed Financial Statements Parent Company Only (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 3,891	$ 4,021	$ 3,957	$ 3,953	$ 3,100	$ 4,279	$ 4,514	$ 3,928	$ 15,822	$ 15,821	$ 14,664
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gain on securities available for sale	282	197		267	(364)	(83)			746	937
Compensation expense on ESOP and MRP									1,602	1,445	1,232
Other, net									(641)	(954)	(147)
Net cash provided by operating activities									26,812	27,876	24,784
Investing activities:
Securities available for sale									(244,115)	(302,507)	(249,769)
Proceeds from the sale of securities available for sale									3,657	25,359
Net cash (used in) provided by investing activities									11,813	(48,630)	46,858
Financing activities:
Proceeds from long-term borrowings									9,067	13,786	80,423
Repayments of long-term borrowings									(112,094)	(119,616)	(177,108)
Proceeds received from exercise of stock options									794	832	614
Dividends paid									(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock									(541)	(4,754)	(1,143)
Net cash used in financing activities									(62,409)	23,895	(52,235)
(Decrease) increase in cash equivalents									(23,784)	3,141	19,407
Cash and cash equivalents at beginning of period				38,848				35,707	38,848	35,707	16,300
Cash and cash equivalents at end of period	15,064				38,848				15,064	38,848	35,707
Parent Company [Member]
Operating activities:
Net income									14,903	14,910	14,231
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									6,356	1,664	8,024
Net realized gain on securities available for sale									(629)	(141)
Other than temporary impairment losses on securities available for sale									(26)	(317)	(217)
Compensation expense on ESOP and MRP									1,602	1,445	1,232
Other, net									(1,148)	2,190	1,835
Net cash provided by operating activities									10,694	12,677	5,821
Investing activities:
Securities available for sale									(14,411)	(6,733)	(10,178)
Principal repayments of securities									9,405	7,698	9,217
Proceeds from the sale of securities available for sale									1,342	204
Net cash (used in) provided by investing activities									(3,664)	1,169	(961)
Financing activities:
Proceeds from long-term borrowings									(5,200)
Proceeds received from exercise of stock options									794	832	614
Dividends paid									(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock									(541)	(4,754)	(1,143)
Stock purchased by ESOP									(329)	(504)	(189)
Net cash used in financing activities									(12,597)	(9,835)	(5,533)
(Decrease) increase in cash equivalents									(5,567)	4,011	(673)
Cash and cash equivalents at beginning of period				6,658				2,647	6,658	2,647	3,320
Cash and cash equivalents at end of period	$ 1,091				$ 6,658				$ 1,091	$ 6,658	$ 2,647

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Events (Textual) [Abstract]
Term loan amount	338.1
Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Junior subordinated debt securities and deferrable interest debentures due	2033
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Events (Textual) [Abstract]
Term loan amount	10
Term loan interest rate	3.75%
Term loan period	5 years
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Events (Textual) [Abstract]
Term loan amount	10
Line of credit interest rate per annum	2.75%
Line of credit expire date	Apr 30, 2014
Subsequent Event [Member] | ESB Capital Trust II (Trust II) [Member]
Subsequent Events (Textual) [Abstract]
Aggregate principal amount	5.1
Principal amount of debt securities plus accrued and unpaid interest	100.00%
Subsequent Event [Member] | ESB Statutory Trust (Trust III) [Member]
Subsequent Events (Textual) [Abstract]
Aggregate principal amount	5.1
Principal amount of debt securities plus accrued and unpaid interest	100.00%